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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       8/31

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco American Franchise Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-AMFR-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.21%

Aerospace & Defense–2.26%

Honeywell International Inc.	1,382,271	$144,032,638
Raytheon Co.	757,618	78,231,635
		222,264,273

Airlines–0.76%

Southwest Airlines Co.	2,024,614	75,011,949

Apparel, Accessories & Luxury Goods–0.38%

Michael Kors Holdings Ltd. (b)	814,713	37,884,155

Application Software–2.78%

Autodesk, Inc. (b)	899,600	48,713,340
salesforce.com, inc. (b)	3,096,042	225,237,056
		273,950,396

Asset Management & Custody Banks–0.44%

Ameriprise Financial, Inc.	350,686	43,691,969

Biotechnology–12.69%

Alkermes PLC (b)	3,756,788	229,539,747
Amgen Inc.	710,537	111,028,512
Biogen Inc. (b)	559,871	222,263,188
Celgene Corp. (b)	2,970,890	339,988,652
Gilead Sciences, Inc. (b)	2,330,042	261,593,815
Vertex Pharmaceuticals Inc. (b)	662,534	84,996,487
		1,249,410,401

Cable & Satellite–5.25%

Comcast Corp. -Class A	1,303,530	76,204,364
DISH Network Corp. -Class A (b)	4,305,084	304,756,896
Time Warner Cable Inc.	749,977	135,663,340
		516,624,600

Communications Equipment–1.43%

Cisco Systems, Inc.	3,038,994	89,072,914
Palo Alto Networks, Inc. (b)	303,669	51,468,859
		140,541,773

Consumer Electronics–3.37%

Harman International Industries, Inc.	1,417,829	170,876,751
Sony Corp. (Japan)	5,204,500	160,823,009
		331,699,760

Consumer Finance–0.40%

American Express Co.	497,038	39,623,869

Data Processing & Outsourced Services–4.67%

MasterCard, Inc. -Class A	4,249,820	392,088,393
Visa Inc. -Class A	994,522	68,303,771
		460,392,164

	Shares	Value

Distillers & Vintners–0.98%

Constellation Brands, Inc. -Class A	816,063	$96,205,667

Diversified Chemicals–1.29%

Dow Chemical Co. (The)	2,438,905	126,993,783

Drug Retail–1.35%

CVS Health Corp.	1,296,426	132,728,094

Environmental & Facilities Services–0.91%

Republic Services, Inc.	2,215,779	89,273,736

Fertilizers & Agricultural Chemicals–1.41%

Monsanto Co.	1,189,794	139,182,102

General Merchandise Stores–0.50%

Dollar General Corp.	673,707	48,904,391

Health Care Equipment–0.74%

Medtronic PLC	953,898	72,801,495

Health Care Facilities–0.48%

HCA Holdings, Inc. (b)(c)	582,147	47,637,089

Home Improvement Retail–3.34%

Lowe’s Cos., Inc.	4,707,998	329,465,700

Hotels, Resorts & Cruise Lines–2.81%

Carnival Corp.	5,981,822	277,137,813

Household Appliances–1.41%

Whirlpool Corp.	753,189	138,775,073

Industrial Conglomerates–1.61%

Danaher Corp.	1,175,515	101,470,455
Roper Industries, Inc.	327,843	57,359,411
		158,829,866

Internet Retail–4.35%

Amazon.com, Inc. (b)	504,390	216,499,319
Netflix Inc. (b)	48,084	30,007,301
Priceline Group Inc. (The) (b)	154,894	181,541,964
		428,048,584

Internet Software & Services–10.08%

Alibaba Group Holding Ltd. -ADR (China)(b)(c)	1,200,094	107,192,396
Facebook Inc. -Class A (b)	5,144,718	407,410,218
Google Inc. -Class A (b)	621,108	338,702,615
LinkedIn Corp. -Class A (b)	459,952	89,658,443
Twitter, Inc. (b)	1,357,758	49,788,986
		992,752,658

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Investment Banking & Brokerage–3.20%

Charles Schwab Corp. (The)	5,821,883	$184,262,597
Morgan Stanley	3,433,936	131,176,355
		315,438,952

Life Sciences Tools & Services–0.50%

Thermo Fisher Scientific, Inc.	379,351	49,175,270

Managed Health Care–0.76%

UnitedHealth Group Inc.	625,023	75,134,015

Movies & Entertainment–1.06%

Twenty-First Century Fox, Inc. -Class A	1,579,688	53,077,517
Walt Disney Co. (The)	464,586	51,276,357
		104,353,874

Oil & Gas Exploration & Production–3.05%

Devon Energy Corp.	1,059,930	69,128,635
Pioneer Natural Resources Co.	570,311	84,309,075
Whiting Petroleum Corp. (b)	4,457,171	147,042,071
		300,479,781

Oil & Gas Storage & Transportation–0.58%

Kinder Morgan Inc.	1,374,973	57,047,630

Pharmaceuticals–5.34%

Actavis PLC (b)	1,283,127	393,676,195
Bristol-Myers Squibb Co.	2,045,737	132,154,610
		525,830,805

Railroads–0.36%

Canadian Pacific Railway Ltd. (Canada)	214,410	35,315,471

Semiconductors–4.35%

Avago Technologies Ltd. (Singapore)	562,837	83,339,275
Micron Technology, Inc. (b)	1,734,167	48,435,284
NXP Semiconductors N.V. (Netherlands)(b)	2,640,709	296,419,585
		428,194,144

Soft Drinks–0.92%

Monster Beverage Corp. (b)	710,642	90,450,514

Specialized Finance–1.79%

CME Group Inc. -Class A	1,057,913	99,655,404
McGraw Hill Financial, Inc.	742,217	77,005,014
		176,660,418

Specialized REIT’s–0.64%

American Tower Corp.	678,412	62,949,849

Systems Software–2.37%

Check Point Software Technologies Ltd. (Israel)(b)	1,150,945	97,508,061
ServiceNow, Inc. (b)	1,777,807	136,197,794
		233,705,855

Technology Hardware, Storage & Peripherals–6.40%

Apple Inc.	4,841,417	630,739,807

	Shares	Value

Tobacco–0.89%

Altria Group, Inc.	1,714,868	$87,801,242

Wireless Telecommunication Services–1.31%

Sprint Corp. (b)	27,668,142	128,656,860
Total Common Stocks & Other Equity Interests (Cost $6,880,733,268)		9,771,765,847

Money Market Funds–0.72%

Liquid Assets Portfolio –Institutional Class (d)	35,284,407	35,284,407
Premier Portfolio –Institutional Class (d)	35,284,407	35,284,407
Total Money Market Funds (Cost $70,568,814)		70,568,814
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.93% (Cost $6,951,302,082)		9,842,334,661

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%

Liquid Assets Portfolio - Institutional Class (Cost $333,007)(d)(e)	333,007	333,007
TOTAL INVESTMENTS–99.93% (Cost $6,951,635,089)		9,842,667,668
OTHER ASSETS LESS LIABILITIES–0.07%		6,855,125
NET ASSETS–100.00%		$9,849,522,793

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of May 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$320,042	$(320,042)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco American Franchise Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

Invesco American Franchise Fund

E.	Foreign Currency Translations –(continued)

withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,681,844,659	$ 160,823,009	$—	$9,842,667,668

Invesco American Franchise Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $5,790,674,992 and $6,506,192,877, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,979,730,844
Aggregate unrealized (depreciation) of investment securities	(98,690,664)
Net unrealized appreciation of investment securities	$2,881,040,180
Cost of investments for tax purposes is $6,961,627,488.

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	MS-CTFI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.39%

California–102.94%

ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/43	$500	$552,880
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,688,260
Alhambra Elementary School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,709,207
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,160,080
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,918,000
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,594,050
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,391,535
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,040	1,074,216
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/18	1,250	1,391,650
Series 2008 F-1, Toll Bridge RB (c)(d)	5.00%	04/01/18	2,500	2,783,300
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.13%	04/01/18	1,500	1,725,090
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.25%	04/01/19	4,685	5,410,004
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.25%	04/01/19	5,205	6,010,474
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	1,500	1,703,625
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	1,065,070
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,679,531
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,090	1,094,785
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/37	1,745	1,983,175
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (e)	5.00%	01/01/38	2,100	2,276,988
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	6.00%	04/01/40	2,000	2,371,220
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (e)	5.25%	10/01/39	1,800	2,007,918
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	572,370
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	500	573,685
Series 2011 A, RB	5.25%	03/01/41	2,500	2,745,950
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	1,050	1,166,256
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	3,277,184
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,050,360
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008, RB (c)(d)	6.50%	10/01/18	20	23,588
Series 2008, RB (c)(d)	6.50%	10/01/18	980	1,155,822
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,451,800
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	1,000	1,113,790
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,318,480
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,168,580
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	1,011,020
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,621,080
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/39	1,200	1,304,904

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/20	$2,385	$2,517,391
Series 2007, COP	5.25%	02/01/37	500	519,275
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.50%	07/01/30	1,000	1,084,450
Series 2010 A, RB	5.75%	07/01/40	1,500	1,639,575
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,513,591
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/34	620	688,665
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,168,410
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	3,000	3,187,290
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,086,840
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,264,560
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/39	1,735	1,950,834
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/38	1,000	1,114,280
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	840	973,980
California (State of) School Finance Authority (Alliance For College-Ready Public Schools); Series 2015, School Facility RB (g)	5.00%	07/01/45	615	650,947
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,009,500
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	892,800
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,221,640
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,861,255
Series 2014 A, RB	5.13%	11/01/23	715	780,294
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,896,284
California (State of) Statewide Communities Development Authority (Cottage Health System Obligation); Series 2015, Ref. RB	5.00%	11/01/43	1,000	1,106,370
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM) (a)	5.25%	10/01/43	600	665,586
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/44	750	824,955
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/54	1,500	1,632,525
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	445	528,980
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (g)	6.25%	11/15/19	2,000	2,197,400
Series 2009, Senior Living RB (g)	7.25%	11/15/41	500	585,255
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	1,066,210
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,210,920
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, Tobacco Settlement CAB Turbo RB (b)	0.00%	06/01/46	8,000	804,080
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,763,450
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,101,505
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,468,762
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,503,640
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,748,263
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,788,100
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	1,000	1,158,010

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	$2,000	$2,376,480
California State University; Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	1,000	1,135,640
Series 2012 A, Systemwide RB (e)	5.00%	11/01/37	6,750	7,584,840
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	786,937
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	435,032
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,686,275
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,294,720
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,067,260
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,132,470
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,430	2,042,939
Emeryville (City of) Public Financing Authority (Alameda County); Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/32	445	504,893
Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/33	385	436,817
Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/34	500	566,440
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	1,997,100
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,503,165
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,482,383
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (a)(b)	0.00%	01/15/35	2,745	1,156,002
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights); Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,960	2,209,253
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,191,719
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/29	615	408,089
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/31	2,235	1,384,113
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	4,735	2,775,420
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	1,415	741,616
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,434,627
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	2,740	2,665,636
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	3,440	2,877,801
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,000	1,571,720
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,000	2,253,980
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/40	2,140	2,352,074
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,100,320
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	1,725	1,699,522
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1); Series 2014, Special Tax RB	5.00%	09/01/44	445	476,270
Series 2014, Special Tax RB	5.00%	09/01/49	445	476,270
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	599,990
Irvine Unified School District; Series 2015, Ref. Special Tax RB	5.00%	09/01/38	3,500	3,955,245
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,133,020
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,869,711
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax Local Agency RB	5.00%	09/01/40	2,000	2,122,380
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,076,530
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,243,200

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Long Beach (City of) Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/32	$1,105	$1,301,104
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	9,575	9,962,979
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,716,500
Series 2015, Marina System RB	5.00%	05/15/45	1,615	1,721,961
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/31	600	669,090
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,836,800
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,117,340
Series 2013, RB (f)	5.00%	05/15/43	3,000	3,292,800
Los Angeles (City of) Department of Airports; Series 2015 C, Ref. Sub. RB	5.00%	05/15/38	1,000	1,136,940
Los Angeles (City of) Department of Water & Power; Series 2011 A, Power System RB (e)	5.00%	07/01/22	1,800	2,157,156
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,669,980
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,549,494
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,079,240
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,217,540
Los Angeles (City of) Harbor Department; Series 2014 A, Ref. RB (f)	5.00%	08/01/36	1,000	1,117,600
Los Angeles (County of) Metropolitan Transportation Authority (Proposition A); Series 2005, First Tier Sales Tax RB (c)(d)	5.00%	07/01/15	835	838,557
Series 2005, First Tier Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	165	165,700
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/18	2,000	2,243,580
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	931,521
Los Angeles Unified School District (Election of 2004); Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,075,360
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,393,870
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,600	1,952,032
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	940	377,805
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,310	1,312,803
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,122,590
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	418,824
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	6.50%	03/01/28	1,000	1,123,720
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,881,750
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,135,080
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,203,800
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (c)(d)	5.00%	09/01/16	1,045	1,105,150
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (c)(d)	5.25%	08/01/17	1,600	1,755,904
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,126,180
Pomona (City of) Public Financing Authority (Merged Redevelopment); Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,113,941
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,075	1,076,097
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	840	921,329
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,127,860
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	1,000	1,072,690
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,405,222

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Regents of the University of California; Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	$2,500	$2,742,525
Series 2009 O, General RB (c)(d)(e)	5.75%	05/15/19	705	830,448
Series 2009 O, General RB (c)(d)(e)	5.75%	05/15/19	1,050	1,236,837
Series 2009 Q, General RB (e)(h)	5.00%	05/15/34	920	993,278
Riverside (City of); Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,110,870
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,974,384
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,717,950
Sacramento (City of) Municipal Utility District; Series 2015, Ref. Financing Authority RB	5.00%	07/01/30	2,000	2,342,140
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (c)(d)	5.00%	06/01/16	2,000	2,094,200
Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,093,360
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,109,557
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,429,900
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,439,080
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-AGC) (a)	5.25%	10/01/27	2,535	2,636,577
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,523,394
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB (e)	5.00%	04/01/48	2,980	3,365,523
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	1,500	1,722,660
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,859,650
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,168,560
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	5,000	5,700,950
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,358,500
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,508,640
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,210,110
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	601,960
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/43	1,060	1,151,690
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	500	547,600
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/36	1,000	1,119,380
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	2,000	2,173,060
San Jose (City of); Series 2014 A, Ref. Airport RB (f)	5.00%	03/01/25	1,050	1,212,971
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	1,645,408
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,656,255
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,294,600
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/36	1,000	1,121,940
Series 2013, Special Tax RB	5.63%	09/01/43	1,000	1,115,710
Santaluz Community Facilities District No. 2 (Improvement Area No. 1); Series 2011 A, Ref. Special Tax RB	5.00%	09/01/28	825	904,291
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/29	715	781,466
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/30	465	509,022
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,571,835
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	3,480	2,148,482
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	1,490,390
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/34	895	997,594

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	$1,520	$1,526,369
Series 2009 B, Ref. RB (e)	5.00%	07/01/27	8,585	9,790,420
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(i)	9.68%	07/01/15	1,300	1,309,308
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(i)	9.68%	07/01/15	200	201,432
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011 1, RB (e)	5.25%	07/01/31	2,100	2,430,078
Series 2011-1, RB (e)	5.25%	07/01/29	2,100	2,449,797
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	1,500	1,254,045
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,166,942
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,098,480
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/38	3,000	3,313,980
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,614,196
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,320,850
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	2,500	1,764,900
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.63%	09/01/39	1,000	1,132,860
Whittier (City of) (Presbyterian Intercommunity Hospital, Inc.); Series 2014, Health Facility RB	5.00%	06/01/44	1,500	1,641,570
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	3,500,117
				384,285,678

Guam–1.47%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,110,410
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	732,211
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (f)	6.25%	10/01/34	1,000	1,169,740
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/35	765	841,760
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,628,490
				5,482,611

Puerto Rico–1.08%

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (c)(d)	5.45%	07/01/17	3,680	4,038,174

Virgin Islands–1.90%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (f)	5.00%	09/01/29	1,645	1,803,117
Series 2014 A, Ref. RB (f)	5.00%	09/01/33	1,500	1,614,990
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,893,638
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,792,752
				7,104,497
TOTAL INVESTMENTS(j)–107.39% (Cost $363,207,669)				400,910,960
FLOATING RATE NOTE OBLIGATIONS–(8.33)%
Notes with interest and fee rates ranging from 0.62% to 0.72% at 05/31/15 and contractual maturities of collateral ranging from 07/01/22 to 04/01/48 (See Note 1D)(k)				(31,105,000)
OTHER ASSETS LESS LIABILITIES–0.94%				3,501,916
NET ASSETS–100.00%				$373,307,876

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHA	—Federal Housing Administration
GO	—General Obligation
INS	—Insurer
Jr.	—Junior
NATL	—National Public Finance Guarantee Corp.
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(f)	Security subject to the alternative minimum tax.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $7,744,612, which represented 2.07% of the Fund’s Net Assets.

(h)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,510,740, which represented less than 1% of the Fund’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	10.5%
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Fund’s investments with a value of $53,626,741 are held by TOB Trusts and serve as collateral for the $31,105,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks –The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Tax-Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $48,444,244 and $27,265,226, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,507,345
Aggregate unrealized (depreciation) of investment securities	(519,235)
Net unrealized appreciation of investment securities	$37,988,110
Cost of investments for tax purposes is $362,922,850.

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	CPB-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–47.80%

Aerospace & Defense–0.37%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$204,000	$219,555
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	70,000	73,850
7.50%, 03/15/25(b)	323,000	309,677
7.75%, 03/15/20(b)	83,000	85,801
Unsec. Notes, 5.50%, 09/15/18(b)	40,000	39,850
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	61,000	61,305
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	1,540,000	1,524,324
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	679,000	730,929
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	100,000	104,000
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	130,000	130,650
Sr. Unsec. Sub. Notes, 6.50%, 05/15/25(b)	159,000	163,571
		3,443,512

Agricultural & Farm Machinery–0.01%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	74,000	68,728

Agricultural Products–0.00%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	37,000	37,416

Airlines–0.81%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(b)	30,000	33,267
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	130,000	140,439
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/18(b)	67,119	72,782

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/16	$1,007,783	$1,088,406
Series 2009-2, Class B, Sec. Second Lien Global Pass Through Ctfs., 9.25%, 05/10/17	2,166	2,356
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/24	450,781	472,757
Latam Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1A, Sec. Pass Through Ctfs., 4.20%, 11/15/27(b)	5,651,000	5,629,490
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Third Lien Pass Through Ctfs., 6.82%, 01/30/19	6,102	6,133
Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 10/01/19	8,649	9,832
		7,455,462

Alternative Carriers–0.06%

Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	125,000	128,125
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	450,000	461,250
		589,375

Apparel Retail–0.07%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(b)	166,000	178,865
L Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	192,525
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	198,000	211,118
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	43,000	46,171
		628,679

Apparel, Accessories & Luxury Goods–0.01%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	41,000	42,691

Application Software–0.01%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	78,000	79,170

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–0.96%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	$2,865,000	$3,017,948
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes, 7.75%, 11/01/17(c)	235,000	238,525
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	965,000	986,509
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	2,645,000	2,730,051
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	1,545,000	1,706,908
DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	123,000	127,305
		8,807,246

Auto Parts & Equipment–0.47%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	135,000	144,281
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	128,000	133,920
5.50%, 12/15/24	24,000	24,600
Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.95%, 07/02/64	615,000	615,702
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21(b)	238,000	238,595
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	110,000	115,500
TRW Automotive Inc., Sr. Unsec. Gtd. Notes, 4.50%, 03/01/21(b)	3,000,000	3,056,250
		4,328,848

Automobile Manufacturers–0.65%

Fiat Chrysler Automobiles N.V. (United Kingdom), Sr. Unsec. Notes, 5.25%, 04/15/23(b)	200,000	202,500
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	2,355,000	2,417,407
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/20	2,429,000	2,431,594
3.50%, 07/10/19	924,000	943,058
		5,994,559

Automotive Retail–0.01%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	82,000	84,153

	Principal Amount	Value

Biotechnology–0.56%

Amgen, Inc., Sr. Unsec. Global Notes, 3.13%, 05/01/25	$5,261,000	$5,115,625

Broadcasting–0.09%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	74,000	78,718
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 09/15/22	46,000	43,470
Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(b)	90,000	90,337
Sr. Unsec. Global Notes, 10.00%, 01/15/18	60,000	52,200
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	160,000	163,200
TV Azteca S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 09/18/20(b)	350,000	372,750
		800,675

Building Products–0.10%

Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	215,000	226,556
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	126,000	136,867
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	180,000	186,750
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(b)	35,000	34,169
Masonite International Corp., Sr. Unsec. Gtd. Notes, 5.63%, 03/15/23(b)	12,000	12,465
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	20,000	21,350
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	89,000	89,472
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(b)	60,000	61,145
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	106,000	115,408
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	25,830
		910,012

Cable & Satellite–0.66%

Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	300,000	304,125

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	$35,000	$35,919
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	431,000	436,387
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	1,220,000	1,644,852
9.38%, 01/15/19(b)	25,000	30,937
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,090,000	1,143,797
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	272,000	279,820
5.88%, 11/15/24	95,000	95,475
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	59,000	66,523
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	255,000	235,875
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	165,000	149,737
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(b)	456,000	461,417
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	732,304
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	200,000	198,520
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	250,000	261,406
		6,077,094

Casinos & Gaming–0.03%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	105,000	114,712
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 03/15/21(b)	33,000	34,073
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	30,000	31,200
7.75%, 03/15/22	110,000	124,850
		304,835

Catalog Retail–0.68%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/25	2,800,000	2,778,846
4.85%, 04/01/24	1,736,000	1,790,431
5.45%, 08/15/34	1,815,000	1,727,001
		6,296,278

	Principal Amount	Value

Coal & Consumable Fuels–0.03%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	$260,000	$245,050

Commercial Printing–0.03%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	156,000	162,825
RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	90,000	103,613
		266,438

Commodity Chemicals–0.04%

Braskem Finance Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 5.38%, 05/02/22(b)	200,000	194,750
5.75%, 04/15/21(b)	200,000	201,000
		395,750

Communications Equipment–0.42%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(b)	133,000	137,821
QUALCOMM Inc., Sr. Unsec. Global Notes, 4.65%, 05/20/35	3,725,000	3,708,806
		3,846,627

Computer & Electronics Retail–0.01%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	111,000	98,235

Construction & Engineering–0.09%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	160,000	165,898
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	111,563
Odebrecht Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 06/27/29(b)	400,000	356,000
REGS, Sr. Unsec. Gtd. Euro Notes, 5.25%, 06/27/29(b)	200,000	177,140
		810,601

Construction Machinery & Heavy Trucks–0.11%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	212,000	226,310
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	204,000	213,690
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	59,000	60,475
6.75%, 06/15/21	34,000	35,487

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$245,000	$246,225
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	212,000	222,600
Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(b)	30,000	31,200
		1,035,987

Construction Materials–0.11%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	215,000	217,016
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(b)	250,000	259,062
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.70%, 01/11/25(b)	350,000	345,082
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	30,000	31,575
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	24,000	24,810
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	170,000	172,763
		1,050,308

Consumer Finance–0.66%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/20	3,525,000	3,547,031
4.63%, 03/30/25	1,813,000	1,785,805
5.13%, 09/30/24	274,000	280,850
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	62,000	64,480
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	364,319
		6,042,485

Data Processing & Outsourced Services–0.04%

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	281,000	321,745

Department Stores–0.11%

El Puerto de Liverpool, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.95%, 10/02/24(b)	275,000	277,063
REGS, Sr. Unsec. Gtd. Euro Notes, 3.95%, 10/02/24(b)	200,000	201,190

	Principal Amount	Value

Department Stores–(continued)

Golden Eagle Retail Group Ltd. (China), REGS, Sr. Unsec. Euro Notes, 4.63%, 05/21/23(b)	$220,000	$190,421
SACI Falabella (Chile), Sr. Unsec. Notes, 4.38%, 01/27/25(b)	300,000	305,633
		974,307

Distillers & Vintners–0.26%

Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.88%, 11/15/19	2,275,000	2,348,937

Diversified Banks–6.39%

Akbank TAS (Turkey), Sr. Unsec. Notes, 4.00%, 01/24/20(b)	200,000	196,567
Banco Bilbao Vizcaya Argentaria Colombia S.A. (Colombia), Unsec. Sub. Notes, 4.88%, 04/21/25(b)	400,000	405,576
Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes, 3.00%, 09/13/17(b)	200,000	206,514
4.00%, 02/11/23(b)	500,000	509,043
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	1,390,000	1,377,470
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Notes, 5.95%, 01/30/24(b)	400,000	426,250
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	140,000	143,868
Bank of America Corp., Series X, Jr. Unsec. Sub. Notes, 6.25% (d)	1,645,000	1,684,069
Series Z, Jr. Unsec. Sub. Notes, 6.50% (d)	3,360,000	3,574,200
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	1,385,000	1,436,270
Unsec. Sub. Notes, 6.75%, 09/30/22(b)	600,000	681,141
Citigroup Inc., Unsec. Sub. Global Notes, 5.50%, 09/13/25	2,970,000	3,324,570
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/25(b)	5,620,000	5,583,686
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	194,000
Global Bank Corp. (Panama), Sr. Unsec. Notes, 5.13%, 10/30/19(b)	200,000	206,875

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	$400,000	$396,167
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	735,415
Unsec. Sub. Notes, 4.38%, 09/30/24(b)	990,000	1,038,552
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,522,205
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,124,961
Unsec. Sub. Global Notes, 5.25%, 03/14/44	1,475,000	1,623,586
Industrial & Commercial Bank of China Ltd. (China), Jr. Unsec. Sub. Notes, 6.00% (b)(d)	2,258,000	2,354,631
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50% (d)	2,710,000	2,689,675
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	2,840,000	2,968,966
Itaú Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 2.85%, 05/26/18(b)	4,443,000	4,461,985
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	2,980,000	3,061,950
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(d)	2,140,000	2,172,100
Russian Agricultural Bank OJSC Via RSHB Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 5.10%, 07/25/18(b)	200,000	195,660
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88% (b)(d)	1,309,000	1,354,815
Unsec. Sub. Notes, 4.25%, 04/14/25(b)	3,175,000	3,059,109
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(b)	960,000	1,056,662
Türkiye Sise Ve Cam Fabrikalari A.S. (Turkey), REGS, Sr. Unsec. Euro Notes, 4.25%, 05/09/20(b)	200,000	197,756
U.S. Bank N.A., Unsec. Sub. Notes, 2.28%, 04/29/20(e)	1,400,000	1,402,513
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	201,000
REGS, Unsec. Sub. Euro Bonds 6.95% 10/17/22 (b)	340,000	323,680
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	3,500,000	3,871,983
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (d)	2,835,000	2,994,469
		58,757,939

	Principal Amount	Value

Diversified Capital Markets–0.83%

Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 3.75%, 03/26/25(b)	$1,965,000	$1,944,800
4.88%, 05/15/45(b)	5,640,000	5,730,525
		7,675,325

Diversified Chemicals–0.25%

Evolution Escrow Issuer LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	32,000	32,000
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/25(b)	2,302,000	2,256,420
		2,288,420

Diversified Metals & Mining–1.78%

Anglo American Capital PLC (United Kingdom), Sr. Unsec Gtd. Notes, 3.63%, 05/14/20(b)	1,283,000	1,299,703
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	59,000	59,738
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	565,000	735,255
Southern Copper Corp. (Mexico), Sr. Unsec. Global Notes, 5.25%, 11/08/42	1,074,000	970,435
6.75%, 04/16/40	225,000	240,158
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 3.75%, 02/01/23	3,454,000	3,172,204
5.20%, 03/01/42	1,817,000	1,490,724
Sr. Unsec. Gtd. Yankee Notes, 4.50%, 01/15/21	8,228,000	8,423,316
		16,391,533

Diversified Real Estate Activities–0.21%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	1,705,000	1,716,269
Wanda Properties Overseas Ltd. (China), Sr. Unsec. Gtd. Euro Bonds, 4.88%, 11/21/18	200,000	206,909
		1,923,178

Diversified REIT’s–0.77%

China Overseas Finance (Cayman) III Ltd. (China), Sr. Unsec. Gtd. Euro Bonds, 6.38%, 10/29/43	200,000	222,931
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/25	1,570,000	1,580,148
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/25	5,375,000	5,237,381
		7,040,460

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Electric Utilities–0.83%

Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/45	$2,679,000	$2,690,585
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(d)	1,535,000	1,612,057
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	117,274
Majapahit Holding B.V. (Indonesia), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/20(b)	200,000	233,760
Potomac Electric Power Co., Sr. Sec. First Mortgage Bonds, 4.15%, 03/15/43	2,650,000	2,741,698
Star Energy Geothermal Wayang Windu Ltd. (Indonesia), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.13%, 03/27/20(b)	200,000	199,500
		7,594,874

Electrical Components & Equipment–0.03%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	173,000	176,244
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	40,000	41,000
5.00%, 10/01/25(b)	60,000	60,713
		277,957

Environmental & Facilities Services–0.01%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	53,000	56,180

Gas Utilities–0.36%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	120,000	122,700
6.75%, 01/15/22	30,000	30,825
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/18(b)	2,851,000	3,103,671
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	40,000	41,500
		3,298,696

General Merchandise Stores–0.04%

Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(b)	331,000	350,033

Gold–0.31%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/24	1,365,000	1,309,956

	Principal Amount	Value

Gold–(continued)

Yamana Gold Inc. (Canada), Sr. Unsec. Global Notes, 4.95%, 07/15/24	$1,585,000	$1,577,285
		2,887,241

Health Care Distributors–0.15%

AmerisourceBergen Corp., Sr. Unsec. Notes, 4.25%, 03/01/45	1,436,000	1,399,520

Health Care Equipment–0.39%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	1,989,000	2,101,140
Sr. Unsec. Global Notes, 3.88%, 05/15/24	1,385,000	1,435,767
Sterigenics-Nordion Holdings, LLC, Sr. Unsec. Notes, 6.50%, 05/15/23(b)	47,000	47,352
Universal Hospital Services Inc., Sec. Gtd. Second Lien Global Notes, 7.63%, 08/15/20	34,000	31,790
		3,616,049

Health Care Facilities–0.26%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	29,000	29,798
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/21	33,000	34,403
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	129,737	139,305
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	130,000	142,350
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	186,000	208,262
6.50%, 02/15/20	675,000	755,578
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	40,000	42,650
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	632,000	654,120
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	159,000	162,776
Tenet Healthcare Corp., Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/20	93,000	100,207
Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	42,000
8.13%, 04/01/22	83,000	91,507
		2,402,956

Health Care REIT’s–0.31%

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	1,305,000	1,343,615

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Health Care REIT’s–(continued)

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	$1,495,000	$1,514,622
		2,858,237

Health Care Services–0.83%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/25	240,000	239,100
ExamWorks Group, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23	69,000	71,243
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	958,000	964,912
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/25	3,974,000	3,908,055
4.70%, 02/01/45	2,261,000	2,182,437
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	239,000	254,535
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	40,000	44,350
		7,664,632

Home Improvement Retail–0.48%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	287,000	282,695
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 4.25%, 04/01/46	4,137,000	4,141,731
		4,424,426

Homebuilding–0.28%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	301,000	283,692
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	186,000	188,092
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(b)	26,000	27,463
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	165,000	156,131
8.00%, 11/01/19(b)	170,000	161,925
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	42,000	43,943
7.50%, 09/15/22	20,000	21,125
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	60,000	59,775
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,470,000	1,295,543
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	55,000	59,606
Sr. Unsec. Notes, 6.00%, 06/01/25(b)	65,000	65,975

	Principal Amount	Value

Homebuilding–(continued)

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	$177,000	$180,319
		2,543,589

Hotels, Resorts & Cruise Lines–0.01%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	40,000	43,800
Interval Acquisition Corp., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23(b)	50,000	50,938
		94,738

Household Products–0.08%

Kimberly-Clark de Mexico, S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 3.25%, 03/12/25(b)	250,000	245,742
Reynolds Group Issuer Inc./ LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	147,000	154,166
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	350,000	370,125
		770,033

Hypermarkets & Super Centers–0.02%

Cencosud S.A. (Chile), REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 01/20/23(b)	200,000	203,989

Independent Power Producers & Energy Traders–0.09%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	181,000	204,304
Sr. Unsec. Notes, 5.50%, 04/15/25	200,000	199,500
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(b)	11,000	11,839
Sr. Unsec. Global Notes, 5.38%, 01/15/23	143,000	144,430
5.50%, 02/01/24	102,000	102,638
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	199,000	209,447
		872,158

Industrial Conglomerates–0.44%

Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	200,000	203,750
Siemens Financieringsmaatschappij N.V. (Germany), Sr. Unsec. Gtd. Notes, 2.15%, 05/27/20(b)	2,617,000	2,624,148
3.25%, 05/27/25(b)	1,190,000	1,198,452
		4,026,350

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Industrial Machinery–0.88%

Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	$664,000	$667,728
3.55%, 11/01/24	3,186,000	3,186,835
4.65%, 11/01/44	1,321,000	1,319,441
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	126,000	130,883
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	2,916,000	2,704,969
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	116,000	121,655
		8,131,511

Industrial REIT’s–0.16%

Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	1,415,000	1,493,490

Integrated Oil & Gas–0.65%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 3.54%, 11/04/24	1,730,000	1,743,590
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	206,000	196,215
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 4.13%, 01/16/25	340,000	322,915
Sr. Unsec. Global Notes, 5.88%, 05/28/45	793,000	731,542
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	1,317,000	1,321,939
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	400,000	392,580
Petroleos de Venezuela S.A. (Venezuela), REGS, Sr. Unsec. Gtd. Euro Bonds, 6.00%, 05/16/24(b)	737,357	284,251
Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	220,000	163,625
9.00%, 11/17/21(b)	475,000	211,850
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	100,000	110,000
Sr. Unsec. Gtd. Notes, 3.50%, 07/23/20(b)	220,000	223,801
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Medium-Term Euro Notes, 4.75%, 03/13/23	270,000	260,557
		5,962,865

	Principal Amount	Value

Integrated Telecommunication Services–1.54%

AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/25	$2,959,000	$2,860,070
4.50%, 05/15/35	1,208,000	1,143,385
4.75%, 05/15/46	2,287,000	2,175,360
Colombia Telecomunicaciones S.A. E.S.P. (Colombia), REGS, Sr. Unsec. Euro Notes, 5.38%, 09/27/22(b)	320,000	325,600
Communications Sales & Leasing, Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/23(b)	16,000	16,120
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	540,000	562,140
Verizon Communications Inc., Sr. Unsec. Global Notes, 5.01%, 08/21/54	1,698,000	1,605,817
5.15%, 09/15/23	665,000	742,442
6.40%, 09/15/33	342,000	401,919
Sr. Unsec. Notes, 4.52%, 09/15/48(b)	4,812,000	4,372,888
		14,205,741

Internet Retail–0.01%

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	86,000	90,730

Internet Software & Services–0.89%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/21(b)	2,207,000	2,206,809
3.60%, 11/28/24(b)	1,665,000	1,646,990
4.50%, 11/28/34(b)	1,124,000	1,122,012
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	259,000	273,245
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	165,000	173,044
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	46,000	48,070
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	111,000	115,717
5.38%, 04/01/23	220,000	227,700
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	2,255,000	2,327,933
		8,141,520

Investment Banking & Brokerage–0.44%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	1,315,000	1,554,988
Goldman Sachs Group, Inc. (The), Unsec. Sub. Notes, 5.15%, 05/22/45	2,480,000	2,524,377
		4,079,365

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Life & Health Insurance–1.19%

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	$50,000	$58,095
MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,156,359
Series C, Jr. Unsec. Sub. Global Notes, 5.25% (d)	3,605,000	3,627,531
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	824,550
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	1,931,100
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	2,235,000	2,312,293
		10,909,928

Marine–0.48%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(b)	193,000	196,860
PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Bonds, 4.25%, 05/05/25(b)	4,375,000	4,232,812
		4,429,672

Metal & Glass Containers–0.01%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	62,000	63,937
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(b)	25,000	25,563
		89,500

Movies & Entertainment–0.29%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	36,000	37,710
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	80,000	80,300
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/43	2,100,000	2,284,073
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	304,986
		2,707,069

Multi-Line Insurance–0.24%

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	2,185,000	2,227,693

	Principal Amount	Value

Multi-Sector Holdings–0.02%

SUAM Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	$200,000	$208,331

Multi-Utilities–0.30%

E.CL S.A. (Chile), Sr. Unsec. Notes, 4.50%, 01/29/25(b)	380,000	391,804
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	2,525,000	2,397,105
		2,788,909

Office REIT’s–0.14%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	1,290,000	1,328,093

Office Services & Supplies–0.12%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,070,000	1,106,518

Oil & Gas Drilling–0.24%

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	70,000	57,225
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	2,495,000	2,168,594
		2,225,819

Oil & Gas Equipment & Services–0.76%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	42,000	41,947
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	79,000	77,420
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	102,000	66,045
Odebrecht Oil & Gas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 7.00% (b)(d)	200,000	146,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00% (b)(d)	700,000	511,000
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/18(b)	6,147,000	6,155,477
		6,997,889

Oil & Gas Exploration & Production–0.85%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	119,000	120,487
6.00%, 12/01/20	91,000	93,730
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	42,000	39,060

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	$195,000	$200,850
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	4,000	4,260
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	65,000	52,975
9.88%, 10/01/20	137,000	118,848
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	26,500
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	60,000	63,000
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	81,000	83,531
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	17,000	17,340
5.50%, 04/01/23	252,000	257,040
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	215,000	207,475
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	910,000	919,906
Gazprom Neft OAO Via GPN Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 4.38%, 09/19/22(b)	270,000	236,196
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	194,000	197,880
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 4.40%, 04/30/23(b)	200,000	184,500
7.00%, 05/05/20(b)	210,000	226,800
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.40%, 04/30/23(b)	200,000	183,800
Unsec. Euro Notes, 4.88%, 05/07/25(b)	400,000	369,400
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	215,000	229,512
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	96,000	99,360
Noble Energy Inc., Sr. Unsec. Notes, 3.90%, 11/15/24	1,098,000	1,114,798
Pacific Rubiales Energy Corp. (Colombia), REGS, Sr. Unsec. Gtd. Euro Notes, 5.13%, 03/28/23(b)	250,000	201,250
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	88,000	92,180
Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 4.88%, 05/03/22(b)	200,000	206,134
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/23(b)	800,000	790,000

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	$140,000	$141,400
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	371,000	371,000
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	171,000	179,550
SandRidge Energy, Inc., Sec. Gtd. Second Lien Notes, 8.75%, 06/01/20(b)	40,000	39,850
Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	85,000	48,875
Sr. Unsec. Gtd.Global Notes, 8.13%, 10/15/22	42,000	24,150
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	395,000	414,750
6.50%, 01/01/23	21,000	21,945
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	229,000	241,595
		7,819,927

Oil & Gas Refining & Marketing–0.04%

Reliance Industries Ltd. (India), Sr. Unsec. Notes, 4.13%, 01/28/25(b)	320,000	322,400

Oil & Gas Storage & Transportation–2.40%

Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	237,000	249,442
Energy Transfer Equity, L.P., Sr. Sec. Gtd. First Lien Notes, 7.50%, 10/15/20	50,000	57,688
Sr. Sec. Notes, 5.50%, 06/01/27	65,000	65,650
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/25	1,594,000	1,613,834
3.90%, 02/15/24	2,483,000	2,566,939
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	2,255,000	2,188,077
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	1,167,000	1,136,083
MarkWest Energy Partners, L.P./ MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	125,000	124,531
5.50%, 02/15/23	194,000	202,730
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	57,000	60,135
Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/23	433,000	442,742

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 3.50%, 03/15/25	$3,053,000	$3,008,948
4.50%, 03/15/45	2,490,000	2,344,435
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	39,638
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	81,000	73,912
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	133,000	139,650
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	325,403
TransCanada Trust (Canada), Sr. Unsec. Gtd. Sub. Global Notes, 5.63%, 05/20/75	1,385,000	1,416,647
Williams Partners L.P., Sr. Unsec. Global Notes, 4.00%, 09/15/25	5,289,000	5,211,289
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	810,000	826,200
		22,093,973

Other Diversified Financial Services–0.49%

BOC Aviation Pte. Ltd. (Singapore), Sr. Unsec. Notes, 3.00%, 03/30/20(b)	2,477,000	2,466,797
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/45(b)	2,125,000	1,997,500
		4,464,297

Packaged Foods & Meats–1.44%

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	5,805,000	5,805,000
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	302,000	314,080
Gruma, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Euro Notes, 4.88%, 12/01/24(b)	320,000	338,400
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	2,154,000	2,315,550
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	200,000	214,500
Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(b)	340,000	346,800
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	796,000	809,649
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	61,000	62,144
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	26,000	25,903

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	$24,000	$25,200
6.63%, 08/15/22	2,687,000	2,915,395
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	61,000	66,032
		13,238,653

Paper Packaging–0.25%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	468,000	486,720
4.88%, 11/15/22	65,000	67,356
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	1,770,000	1,771,328
		2,325,404

Paper Products–0.51%

International Paper Co., Sr. Unsec. Global Notes, 3.80%, 01/15/26	991,000	996,415
5.15%, 05/15/46	3,418,000	3,469,308
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	42,000	44,520
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	181,000	186,882
		4,697,125

Personal Products–0.01%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	43,000	44,935

Pharmaceuticals–1.36%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 3.00%, 03/12/20	4,574,000	4,644,849
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	2,492,000	3,474,947
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	263,000	265,959
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(b)	200,000	203,500
Perrigo Finance PLC, Sr. Unsec. Gtd. Yankee Bonds, 3.90%, 12/15/24	1,654,000	1,683,492
4.90%, 12/15/44	1,371,000	1,378,733
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(b)	30,000	30,675

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	$55,000	$56,238
5.63%, 12/01/21(b)	130,000	135,362
5.88%, 05/15/23(b)	33,000	34,361
6.38%, 10/15/20(b)	148,000	158,175
7.50%, 07/15/21(b)	50,000	54,938
Sr. Unsec. Notes, 6.13%, 04/15/25(b)	344,000	359,910
		12,481,139

Property & Casualty Insurance–0.71%

Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/53	2,085,000	2,254,406
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,320,000	1,603,800
XLIT Ltd. (Ireland), Unsec. Sub. Gtd. Yankee Notes, 4.45%, 03/31/25	2,675,000	2,692,562
		6,550,768

Railroads–0.37%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 3.00%, 04/01/25	2,657,000	2,610,956
Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	400,000	386,000
REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	400,000	386,288
		3,383,244

Real Estate Development–0.07%

AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	40,000	38,800
Country Garden Holdings Co. Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 01/10/23(b)	200,000	201,500
KWG Property Holding Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 8.98%, 01/14/19	200,000	206,250
Longfor Porperties Co. Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 6.75%, 01/29/23	200,000	198,978
		645,528

Real Estate Services–0.00%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	40,000	40,800

Regional Banks–1.27%

Banco Internacional del Peru SAA (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	500,000	542,001
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	137,000	141,453
5.00%, 08/01/23	35,000	35,963
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50% (b)(d)	1,490,000	1,462,062

	Principal Amount	Value

Regional Banks–(continued)

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	$1,550,000	$1,610,593
Series J, Jr. Unsec. Sub. Bonds, 4.90% (d)	1,520,000	1,459,200
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	725,509
Manufacturers & Traders Trust Co., Sr. Unsec. Notes, 2.90%, 02/06/25	2,566,000	2,491,610
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (d)	1,543,000	1,570,002
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/25	1,455,000	1,424,968
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	185,000	210,438
		11,673,799

Reinsurance–0.19%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	1,650,000	1,788,593

Renewable Electricity–0.14%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	1,194,000	1,230,411
TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	62,000	64,480
		1,294,891

Residential REIT’s–0.24%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	2,135,000	2,183,690

Restaurants–0.42%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(b)	3,498,000	3,646,665
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(b)	68,000	68,425
Carrols Restaurant Group, Inc., Sec. Notes, 8.00%, 05/01/22(b)	120,000	127,500
		3,842,590

Security & Alarm Services–0.01%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	50,000	54,000

Semiconductor Equipment–0.02%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	115,000	118,450
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	96,000	100,560
		219,010

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Semiconductors–0.25%

Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/22(b)	$64,000	$69,120
Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	140,000	147,700
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	55,000	55,137
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(b)	1,920,000	2,054,400
		2,326,357

Soft Drinks–0.05%

Corp. Lindley S.A. (Peru), REGS, Sr. Unsec. Euro Notes, 4.63%, 04/12/23(b)	440,000	431,200

Sovereign Debt–1.27%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	685,000	682,260
Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/17	320,000	314,720
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	1,206,000	1,231,627
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec. Notes, 5.75%, 01/30/25(b)	200,000	208,000
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes, 4.25%, 01/07/25	200,000	197,050
Commonwealth of the Bahamas (Bahamas), Sr. Unsec. Notes, 5.75%, 01/16/24(b)	400,000	434,423
Costa Rica Government International Bond (Costa Rica), REGS, Sr. Unsec. Euro Notes, 4.38%, 04/30/25(b)	350,000	315,875
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 5.50%, 01/27/25(b)	541,000	551,820
Ecuador Government International Bond (Ecuador), REGS, Sr. Unsec. Euro Bonds, 10.50%, 03/24/20(b)	258,000	272,190
El Salvador Government International Bond (El Salvador), Unsec. Notes, 6.38%, 01/18/27(b)	228,000	227,145
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(f)	220,000	294,250
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(f)	90,000	120,375

	Principal Amount	Value

Sovereign Debt–(continued)

Honduras Government International Bond (Honduras), REGS, Sr. Unsec. Euro Notes, 7.50%, 03/15/24(b)	$200,000	$219,000
Indonesia Government International Bond (Indonesia), Sr. Unsec. Notes, 3.38%, 04/15/23(b)	300,000	289,875
4.13%, 01/15/25(b)	200,000	199,700
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec. Notes, 6.38%, 03/03/28(b)	324,000	324,810
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	500,000	512,600
Magyar Export-Import Bank Zrt. (Hungary), Sr. Unsec. Gtd. Bonds, 4.00%, 01/30/20(b)	300,000	306,750
Malaysia Sovereign Sukuk Berhad (Malaysia), Unsec. Notes, 3.04%, 04/22/25(b)	321,000	320,195
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.60%, 01/23/46	200,000	197,500
Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	313,953
Nigeria Government International Bond (Nigeria), Sr. Unsec. Notes, 5.13%, 07/12/18(b)	200,000	203,250
Pakistan Government International Bond (Pakistan), Sr. Unsec. Bonds, 7.25%, 04/15/19(b)	200,000	210,303
Unsec. Bonds, 6.75%, 12/03/19(b)	225,000	232,594
REGS, Sr. Unsec. Euro Bonds, 7.25%, 04/15/19(b)	200,000	210,303
Panama Government International Bond (Panama), Sr. Unsec. Global Bond, 3.75%, 03/16/25	200,000	201,750
Sr. Unsec. Global Bonds, 4.00%, 09/22/24	320,000	329,600
5.20%, 01/30/20	400,000	444,000
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec. Gtd. Notes, 4.33%, 05/28/25(b)	400,000	401,000
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 4.20%, 01/21/24	200,000	223,000
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 4.00%, 01/22/24	400,000	429,540
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	400,000	412,280

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.88%, 01/22/24(b)	$200,000	$219,560
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 09/16/23(b)	200,000	199,000
Uruguay Government International Bond (Uruguay), Sr. Unsec. Yankee Bonds, 5.10%, 06/18/50	320,000	323,200
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	205,000	82,513
		11,656,011

Specialized Consumer Services–0.02%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	141,000	144,878

Specialized Finance–1.09%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	157,000	182,513
Sr. Unsec. Notes, 5.13%, 03/15/21	55,000	57,888
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	1,325,000	1,555,441
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	120,000	133,500
Sr. Unsec. Notes, 8.25%, 12/15/20	126,000	153,720
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/19	1,470,000	1,495,291
4.88%, 02/15/24	4,595,000	5,062,803
5.25%, 07/15/44	1,140,000	1,240,073
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	100,000	105,000
		9,986,229

Specialized REIT’s–0.78%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	170,000	180,412
Sr. Unsec. Notes, 4.88%, 04/15/22	81,000	84,645
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/25	2,244,000	2,258,640
7.75%, 07/15/20	3,880,000	4,644,331
		7,168,028

Specialty Chemicals–0.02%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	223,000	226,903

	Principal Amount	Value

Specialty Stores–0.26%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	$223,000	$236,659
Tiffany & Co., Sr. Unsec. Global Notes, 3.80%, 10/01/24	1,005,000	1,006,808
4.90%, 10/01/44	1,140,000	1,125,313
		2,368,780

Steel–0.27%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	20,000	16,700
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.50%, 08/05/15	19,000	19,107
6.25%, 03/01/21	97,000	102,946
7.00%, 02/25/22	10,000	10,950
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	30,000	23,363
8.25%, 11/01/19(b)	2,043,000	1,874,452
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/21	63,000	64,418
5.50%, 10/01/24	150,000	156,000
SunCoke Energy Partners L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	154,000	159,197
7.38%, 02/01/20(b)	32,000	33,080
		2,460,213

Technology Hardware, Storage & Peripherals–0.42%

Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/45	2,659,000	2,298,517
Seagate HDD Cayman, Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	1,540,000	1,591,975
		3,890,492

Trading Companies & Distributors–0.37%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 5.00%, 10/01/21(b)	630,000	671,737
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	2,425,000	2,484,109
HD Supply, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 07/15/20	30,000	32,550
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	130,000	130,650
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	90,000	94,388
		3,413,434

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–1.24%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	$1,115,000	$1,351,177
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/24(b)	500,000	547,310
Comcel Trust via Comunicaciones Celulares S.A. (Guatemala), REGS, Sr. Unsec. Gtd. Euro Bonds, 6.88%, 02/06/24(b)	266,000	285,950
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/20(b)	1,835,000	2,023,582
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/23(b)	200,000	199,250
Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	197,500
Mobile Telesystems OJSC via MTS International Funding Ltd. (Russia), REGS, Sr. Unsec. Euro Notes, 8.63%, 06/22/20(b)	260,000	287,624
MTN Mauritius Investments Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.76%, 11/11/24(b)	400,000	409,500
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/44	2,955,000	3,096,911
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	275,000	277,062
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	160,000	144,800
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	69,000	66,326
11.50%, 11/15/21	15,000	18,338
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	780,000	864,825
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21	50,000	50,563
7.63%, 02/15/25	350,000	345,625
7.88%, 09/15/23	171,000	175,061
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.38%, 03/01/25	152,000	159,790
6.84%, 04/28/23	105,000	112,481
Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23	194,000	205,640
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/21(b)	250,000	262,933
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/20(b)	300,000	302,382
		11,384,630
Total U.S. Dollar Denominated Bonds and Notes (Cost $432,688,707)		439,665,905

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–26.07%

Collateralized Mortgage Obligations–0.58%

Fannie Mae REMICs, 7.00%, 05/25/33, IO	$18,264	$3,847
6.00%, 07/25/33, IO	17,486	4,020
Ginnie Mae REMICs, 1.59%, 09/20/64, IO(e)	13,721,187	1,517,563
1.64%, 11/20/64, IO(e)	8,954,396	1,032,442
1.69%, 12/20/64, IO(e)	23,131,171	2,710,511
		5,268,383

Federal Deposit Insurance Co. (FDIC)–0.03%

Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Structured Sale Gtd., Floating Rate Notes, 0.73%, 02/25/48(b)(e)	276,910	277,027

Federal Home Loan Mortgage Corp. (FHLMC)–8.69%

Pass Through Ctfs., 5.50%, 05/01/16 to 07/01/40	6,130,776	7,022,278
6.50%, 05/01/16 to 09/01/36	1,060,240	1,216,966
7.00%, 08/01/16 to 10/01/34	2,270,397	2,644,091
6.00%, 04/01/17 to 02/01/34	511,018	574,614
7.50%, 04/01/17 to 05/01/35	1,011,396	1,217,664
3.50%, 08/01/26	1,573,228	1,680,537
8.50%, 08/01/31	79,652	98,511
8.00%, 08/01/32	69,267	87,368
5.00%, 07/01/34 to 06/01/40	5,854,861	6,534,152
4.50%, 06/01/41	4,185,875	4,551,536
Pass Through Ctfs., ARM, 2.48%, 12/01/36(e)	171,659	183,422
2.66%, 02/01/37(e)	54,377	58,274
2.43%, 05/01/37(e)	440,690	473,945
2.38%, 06/01/43(e)	3,915,101	3,986,518
Pass Through Ctfs., TBA, 3.50%, 06/01/45(g)	16,800,000	17,526,933
4.00%, 06/01/45(g)	30,100,000	32,110,945
		79,967,754

Federal National Mortgage Association (FNMA)–13.99%

Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	1,311,362	1,569,903
7.00%, 12/01/15 to 02/01/34	877,713	1,021,130
6.50%, 05/01/16 to 01/01/37	365,234	422,485
6.00%, 05/01/17 to 10/01/39	83,047	94,429
5.00%, 03/01/18 to 12/01/39	1,739,943	1,935,173
5.50%, 11/01/18 to 06/01/40	2,641,059	2,999,944
8.00%, 08/01/21 to 04/01/33	135,785	167,630
9.50%, 04/01/30	31,129	37,123
8.50%, 10/01/32	121,150	155,645
3.00%, 08/01/43	5,970,949	6,067,936
Pass Through Ctfs., ARM, 2.35%, 05/01/35(e)	564,796	603,020
2.23%, 01/01/37(e)	347,114	370,393
2.31%, 03/01/38(e)	171,207	183,326

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., TBA, 3.00%, 06/01/30 to 07/01/45(g)	$28,900,000	$29,585,354
3.50%, 06/01/45 to 07/01/45(g)	45,400,000	47,366,650
4.00%, 06/01/45(g)	13,500,000	14,417,317
4.50%, 06/01/45(g)	20,000,000	21,748,126
		128,745,584

Government National Mortgage Association (GNMA)–2.78%

Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	31,716	34,565
9.00%, 09/15/24 to 10/15/24	19,416	19,519
8.50%, 02/15/25	6,798	6,876
8.00%, 08/15/25 to 09/15/26	65,685	71,155
6.56%, 01/15/27	154,320	176,500
7.00%, 04/15/28 to 09/15/32	428,072	500,970
6.00%, 11/15/28 to 02/15/33	116,111	136,058
6.50%, 01/15/29 to 09/15/34	310,173	356,556
5.50%, 06/15/35	163,285	186,840
5.00%, 07/15/35 to 08/15/35	70,181	78,566
Pass Through Ctfs., ARM, 2.00%, 01/20/25 to 05/20/25(e)	73,965	76,404
3.00%, 06/20/25(e)	9,656	10,052
Pass Through Ctfs., TBA, 3.50%, 06/01/45(g)	15,700,000	16,492,662
4.00%, 06/01/45(g)	7,000,000	7,453,769
		25,600,492
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $237,181,244)		239,859,240

Asset-Backed Securities–20.88%

Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, Floating Rate Pass Through Ctfs., 2.72%, 05/25/35(e)	2,492,212	2,461,812
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,095,057	3,104,753
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Variable Rate Pass Through Ctfs., 5.46%, 09/10/45(e)	3,100,000	3,164,970
Series 2006-1, Class B, Variable Rate Pass Through Ctfs., 5.49%, 09/10/45(e)	3,077,000	3,141,571
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.08%, 01/25/36(e)	2,831,074	2,545,988
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.09%, 05/15/32(b)(e)	2,030,000	2,026,119

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.32%, 08/25/33(e)	$435,466	$434,758
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.68%, 03/25/35(e)	3,879,964	3,923,063
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.36%, 02/25/36(e)	1,888,173	1,884,476
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Floating Rate Pass Through Ctfs., 2.43%, 11/25/34(e)	4,160,520	4,085,451
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.94%, 08/15/26(b)(e)	2,500,000	2,500,368
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.66%, 05/21/21(b)(e)	700,000	680,700
Series 2006-8A, Class A2B, Floating Rate Pass Through Ctfs., 0.62%, 05/21/21(b)(e)	4,184,000	4,070,827
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.59%, 12/15/27(b)(e)	1,150,000	1,155,099
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.70%, 07/17/19(e)	2,750,000	2,669,590
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.57%, 12/15/47(b)(e)	5,000,000	5,674,087
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.59%, 06/15/33(b)(e)	5,000,000	5,010,872
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.69%, 09/25/34(e)	3,636,072	3,599,953
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.20%, 08/25/34(e)	1,591,048	1,580,620
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.23%, 06/08/30(b)(e)	2,875,000	2,872,965
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.86%, 06/25/33(e)	163,093	139,902
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	840,118	806,483

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(e)	$272,255	$273,155
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	297,139	303,415
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	393,502	319,434
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 0.99%, 02/22/21(b)(e)	1,531,000	1,512,141
Gallatin CLO III Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.61%, 05/15/21(b)(e)	1,133,000	1,124,814
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 2.99%, 04/19/36(e)	1,716,085	1,537,720
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.49%, 02/15/27(b)(e)	5,000,000	5,002,067
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.61%, 05/11/21(b)(e)	5,000,000	4,866,250
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.63%, 06/20/35(e)	40,658	37,562
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,500,000	1,515,880
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 1.89%, 11/15/29(b)(e)	3,998,000	4,015,677
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.62%, 08/01/20(b)(e)	5,000,000	4,955,640
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.68%, 08/01/20(b)(e)	2,718,000	2,668,725
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(b)(e)	5,000,000	5,210,765
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/15/43(e)	3,000,000	3,075,247
Series 2006-LDP8, Class AJ, Variable Rate Pass Through Ctfs., 5.48%, 05/15/45(e)	1,200,000	1,249,954
Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	880,670	917,588

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, Floating Rate Pass Through Ctfs., 2.12%, 06/25/35(e)	$1,808,579	$1,777,118
Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.64%, 06/25/35(e)	1,776,692	1,779,860
Series 2005-A5, Class 1A2, Floating Rate Pass Through Ctfs., 2.66%, 08/25/35(e)	2,695,942	2,683,894
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.53%, 08/25/35(e)	1,678,806	1,596,098
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.02%, 06/25/37(e)	2,118,673	1,949,423
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 1.78%, 04/23/22(b)(e)	2,630,000	2,627,036
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	2,110,000	2,213,416
Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(e)	5,200,000	5,254,161
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	314,803
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	564,133	551,959
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.44%, 11/25/35(e)	1,775,652	1,610,884
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs. 0.73%, 07/20/22(b)(e)	3,448,000	3,310,608
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.54%, 06/25/35(e)	3,774,593	3,694,717
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.72%, 08/25/31(e)	289,244	218,692
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, Pass Through Ctfs., 6.25%, 12/25/35	2,154,637	2,108,159
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,204,388	1,210,874
Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(e)	2,598,635	2,437,702
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(e)	2,411,491	2,343,918
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(e)	2,183,751	2,151,026

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(b)(e)	$3,792,292	$3,926,158
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	890,071	900,348
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.72%, 05/25/35(e)	41,645	37,399
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, Floating Rate Pass Through Ctfs., 2.48%, 07/25/34(e)	3,495,952	3,499,078
Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 4.76%, 04/25/47(e)	985,631	709,773
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.92%, 11/25/33(e)	18,232	17,678
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	612,995	575,136
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.62%, 10/25/20(b)(e)	4,545,000	4,413,263
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.18%, 12/25/33(e)	1,592,553	1,479,633
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 5.89%, 01/10/45(b)(e)	4,500,000	5,202,751
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.25%, 10/15/44(e)	1,515,000	1,527,275
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.25%, 10/15/44(e)	1,680,000	1,695,479
WaMu Mortgage Pass Through Trust., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.38%, 08/25/33(e)	1,263,558	1,302,610
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.40%, 09/25/35(e)	525,000	506,990
Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(e)	2,252,508	2,179,013
Series 2007-HY2, Class 2A2, Floating Rate Pass Through Ctfs., 2.36%, 11/25/36(e)	1,487,473	1,311,118

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.54%, 02/15/27(b)(e)	$2,500,000	$2,505,400
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.63%, 07/25/34(e)	1,062,777	1,067,698
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(e)	1,266,552	1,275,786
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.28%, 08/25/35(e)	1,142,783	1,134,941
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.62%, 03/25/35(e)	2,584,497	2,636,679
Series 2006-AR8, Class 1A3, Floating Rate Pass Through Ctfs., 2.63%, 04/25/36(e)	2,937,132	2,927,904
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/37	1,792,345	1,819,972
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.63%, 11/15/44(b)(e)	5,000,000	5,813,232
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.48%, 08/15/46(e)	3,800,000	4,136,720
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.98%, 09/15/46(e)	3,127,000	3,528,416
Total Asset-Backed Securities (Cost $189,149,155)		192,085,259

U.S. Treasury Securities–15.81%

U.S. Treasury Bills–0.61%

0.00%, 08/20/15(h)(i)	1,395,000	1,395,000
0.01%, 08/20/15(h)(i)	275,000	275,000
0.07%, 08/20/15(h)(i)	1,150,000	1,149,999
0.08%, 08/20/15(h)(i)	1,260,000	1,260,000
0.09%, 08/20/15(h)(i)	395,000	395,000
0.10%, 08/20/15(h)(i)	200,000	200,000
0.12%, 08/20/15(h)(i)	880,000	880,000
		5,554,999

U.S. Treasury Notes–14.05%

1.38%, 04/30/20	79,365,300	78,965,415
2.13%, 05/15/25	50,265,700	50,292,636
		129,258,051

U.S. Treasury Bonds–1.15%

2.50%, 02/15/45	11,487,800	10,582,248
Total U.S. Treasury Securities (Cost $144,567,846)		145,395,298

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.75%(j)

Construction & Engineering–0.01%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	EUR	100,000	$107,623

Diversified Banks–0.63%

Standard Chartered Bank (Singapore) Ltd. (United Kingdom), Sr. Unsec. Medium-Term Euro Notes, 7.28%, 06/05/19(b)	INR	373,800,000	5,767,085

Home Furnishings–0.01%

Magnolia BC S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/20(b)	EUR	100,000	118,891

Hotels, Resorts & Cruise Lines–0.02%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	100,000	165,651

Multi-Sector Holdings–0.03%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(b)	GBP	100,000	164,199
Novalis S.A.S. (France), Sr. Unsec. Gtd. Bonds, 3.00%, 04/30/22(b)	EUR	100,000	109,111
			273,310

Other Diversified Financial Services–0.03%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	167,753
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	166,033
			333,786

Packaged Foods & Meats–0.02%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	100,000	152,468
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,025,272)			6,918,814

		Shares

Preferred Stocks–0.75%

Diversified Banks–0.12%

Citigroup Inc., Series K, 6.88% Pfd.		39,000	1,051,830

	Shares	Value

Investment Banking & Brokerage–0.46%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	78,000	$1,939,080
Morgan Stanley, Series F, 6.88% Pfd.	85,000	2,319,650
		4,258,730

Regional Banks–0.08%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	27,000	752,490

Reinsurance–0.09%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Deb. Pfd.	30,000	851,700
Total Preferred Stocks (Cost $6,460,000)		6,914,750

	Principal Amount

Municipal Obligations–0.30%

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20	$1,450,000	1,475,027
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	550,000	676,170
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	500,000	631,205
Total Municipal Obligations (Cost $2,500,000)		2,782,402

	Shares

Common Stocks–0.00%

Paper Products–0.00%

Verso Corp. (Cost $972)(k)	302	245

Money Market Funds–7.70%

Liquid Assets Portfolio – Institutional Class (l)	35,423,410	35,423,410
Premier Portfolio –Institutional Class (l)	35,423,410	35,423,410
Total Money Market Funds (Cost $70,846,820)		70,846,820

Options Purchased–0.09%

(Cost $2,072,448)(m)		800,438
TOTAL INVESTMENTS–120.15% (Cost $1,092,492,464)		1,105,269,171
OTHER ASSETS LESS LIABILITIES–(20.15)%		(185,380,038)
NET ASSETS–100.00%		$919,889,133

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage	INR	— Indian Rupee	REIT	— Real Estate Investment Trust

Conv.	— Convertible	IO	— Interest Only	REMICS	— Real Estate Mortgage Investment Conduits

Ctfs.	— Certificates	Jr.	— Junior	Sec.	— Secured

Deb.	— Debentures	Pfd.	— Preferred	Sr.	— Senior

EUR	— Euro	PIK	— Payment-in-Kind	Sub.	— Subordinated

GBP	— British Pound Sterling	RB	— Revenue Bonds	TBA	— To Be Announced

Gtd.	— Guaranteed	REGS	— Regulation S	Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $248,101,603, which represented 26.97% of the Fund’s Net Assets.
(c)	All or a portion of this security is a Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes	—	8.50%
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Notes 1G, 1J and Note 3.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.
(m)	The table below details options purchased:

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased

Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
CAD versus MXN	Put	Goldman Sachs International	06/17/15	MXN	11.50	CAD	30,000,000	$342
CHF versus JPY	Put	Bank of America Merrill Lynch	07/23/15	JPY	126.30	CHF	13,900,000	46,664
CHF versus JPY	Put	Deutsche Bank Securities Inc.	07/23/15	JPY	116.00	CHF	13,900,000	2,118
EUR versus MXN	Put	Bank of America Merrill Lynch	11/09/15	MXN	16.43	EUR	17,000,000	229,790
USD versus BRL	Put	Goldman Sachs International	10/06/15	BRL	2.92	USD	8,500,000	30,675
USD versus CHF	Call	Deutsche Bank Securities Inc.	06/08/15	CHF	0.98	USD	25,500,000	10,823
USD versus KRW	Call	Deutsche Bank Securities Inc.	06/08/15	KRW	1,150.00	USD	25,000,000	7,480
Subtotal Foreign Currency Options Purchased- Currency Risk								$327,892

Open Over-The-Counter Interest Rate Swaptions Purchased

Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
2 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	1.45%	Pay	3 Month USD LIBOR	10/14/15	$185,000,000	$180,924
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.25	Pay	3 Month USD LIBOR	11/02/15	85,000,000	291,622
Subtotal Interest Rate Swaptions Purchased- Interest Rate Risk								$472,546
Total Options Purchased (Cost $2,072,448)								$800,438

Investment Abbreviations:

BRL	— Brazilian Real	EUR	— Euro	LIBOR	— London Interbank Offered Rate

CAD	— Canadian Dollar	JPY	— Japanese Yen	MXN	— Mexican New Peso

CHF	— Swiss Franc	KRW	— South Korean Won	USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Core Plus Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

Invesco Core Plus Bond Fund

E.	Foreign Currency Translations – (continued)

withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Invesco Core Plus Bond Fund

H.	Call Options Written and Purchased – (continued)

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty.

Invesco Core Plus Bond Fund

J.	Swap Agreements – (continued)

Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net

Invesco Core Plus Bond Fund

J.	Swap Agreements – (continued)

amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

K.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
L.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$77,761,815	$—	$—	$77,761,815
U.S. Treasury Securities	—	145,395,298	—	145,395,298
Corporate Debt Securities	—	428,009,894	—	428,009,894
U.S. Government Sponsored Agency Securities	—	239,859,240	—	239,859,240
Asset-Backed Securities	—	192,085,259	—	192,085,259
Municipal Obligations	—	2,782,402	—	2,782,402
Foreign Debt Securities	—	6,918,814	—	6,918,814
Foreign Sovereign Debt Securities	—	11,656,011	—	11,656,011
Options Purchased		800,438	—	800,438
	77,761,815	1,027,507,356	—	1,105,269,171
Forward Foreign Currency Contracts*	—	(536,924)	—	(536,924)
Futures Contracts*	(97,568)	—	—	(97,568)
Options Written*	—	(287,967)	—	(287,967)
Swap Agreements*	—	(1,377,826)	—	(1,377,826)
Total Investments	$77,664,247	$1,025,304,639	$—	$1,102,968,886
*	Forward Foreign Currency Contracts, Futures Contracts and Swap Agreements are valued at unrealized appreciation (depreciation). Options Written are shown at value.

Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2015:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk: Swap agreement(a)	$—	$(433,917)
Currency risk: Forward foreign currency contracts	2,385,817	(2,922,741)
Options purchased(b)	800,438	—
Options written	—	(287,967)
Interest rate risk: Futures contracts(a)	246,742	(344,310)
Swap agreements(a)	76,174	—
Total	$3,509,171	$(3,988,935)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements and futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended May 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

		Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Contracts Purchased(c)	Options Contracts Written	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$(139,532)	$370,951	$(627,057)
Currency risk	3,515,422	—	3,492,440	154,722	—
Interest rate risk	—	(2,464,768)	(745,756)	—	(205,831)
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	—	162,831
Currency risk	(1,225,164)	—	(1,086,539)	798,194	—
Interest rate risk		178,783	(57,700)	—	76,174
Total	$2,290,258	$(2,285,985)	$(1,462,913)	$1,323,867	$593,883
(c)	Options contracts purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options written, options purchased and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Written	Options Purchased	Swap Agreements
Average notional value	$171,407,609	$254,793,278	$40,039,848	$216,373,743	$53,875,333

Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/08/15	Wells Fargo Bank, N.A.	CAD	10,500,000	MXN	134,273,643	$8,697,043	$269,388
06/11/12	Deutsche Bank Securities Inc.	CHF	8,500,000	NOK	68,648,550	9,244,351	(217,737)
06/11/12	Deutsche Bank Securities Inc.	NOK	68,648,550	USD	8,869,585	8,830,171	39,414
06/11/12	Deutsche Bank Securities Inc.	USD	8,963,597	CHF	8,500,000	9,047,908	84,311
06/12/15	Citigroup Global Markets Inc.	EUR	306,632	USD	331,381	336,842	(5,461)
06/12/15	Citigroup Global Markets Inc.	GBP	527,149	USD	791,737	805,654	(13,917)
06/12/15	Citigroup Global Markets Inc.	USD	105,850	EUR	100,000	109,852	4,002
06/12/15	Citigroup Global Markets Inc.	USD	168,706	GBP	115,000	175,757	7,051
06/12/15	Deutsche Bank Securities Inc.	CHF	8,394,600	USD	8,500,000	8,936,048	(436,048)
06/12/15	Deutsche Bank Securities Inc.	EUR	8,500,000	USD	9,003,778	9,337,430	(333,652)
06/12/15	Deutsche Bank Securities Inc.	USD	8,543,253	CHF	8,394,600	8,936,048	392,795
06/12/15	Deutsche Bank Securities Inc.	USD	8,964,100	EUR	8,500,000	9,337,430	373,330
06/12/15	Goldman Sachs International	EUR	8,600,058	USD	9,464,417	9,447,346	17,071
06/12/15	Goldman Sachs International	GBP	104,541	USD	163,847	159,773	4,074
06/12/15	Goldman Sachs International	USD	9,495,500	EUR	8,520,000	9,359,401	(136,099)
06/12/15	J.P.Morgan Securities LLC	CHF	7,500,000	USD	7,729,879	7,983,746	(253,867)
06/12/15	J.P. Morgan Securities LLC	USD	8,058,830	JPY	965,017,500	7,776,559	(282,271)
06/12/15	Wells Fargo Bank, N.A.	CHF	16,350,600	USD	17,000,000	17,405,206	(405,206)
06/12/15	Wells Fargo Bank, N.A.	JPY	1,978,098,500	USD	16,627,427	15,940,436	686,991
06/12/15	Wells Fargo Bank, N.A.	USD	25,170,584	CHF	23,850,600	25,388,952	218,368
06/12/15	Wells Fargo Bank, N.A.	USD	8,500,000	JPY	1,013,081,000	8,163,877	(336,123)
06/26/15	Deutsche Bank Securities Inc.	EUR	8,000,000	USD	8,810,768	8,789,939	20,829
06/26/15	Deutsche Bank Securities Inc.	USD	8,704,488	EUR	8,000,000	8,789,939	85,451
07/17/15	Wells Fargo Bank, N.A.	EUR	8,800,000	USD	9,813,496	9,672,042	141,454
07/17/15	Wells Fargo Bank, N.A.	USD	9,978,408	EUR	8,800,000	9,672,042	(306,366)
08/07/15	Bank of America Merrill Lynch	CHF	9,500,000	JPY	1,232,511,000	10,290,649	(195,994)
08/07/15	Bank of America Merrill Lynch	JPY	1,232,511,000	USD	9,960,932	9,939,426	21,506
08/07/15	Bank of America Merrill Lynch	USD	10,115,638	CHF	9,500,000	10,135,420	19,782
Total Forward Foreign Currency Contracts—Currency Risk							$(536,924)

Currency Abbreviations:

CAD	— Canadian Dollar	JPY	— Japanese Yen

CHF	— Swiss Franc	MXN	— Mexican New Peso

EUR	— Euro	NOK	— Norwegian Krone

GBP	— British Pound Sterling	USD	— U.S. Dollar

Invesco Core Plus Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	294	September-2015	$64,344,657	$77,453
U.S. Treasury 5 Year Notes	Long	412	September-2015	49,327,344	169,289
U.S. Treasury 10 Year Notes	Short	399	September-2015	(50,947,313)	(126,282)
U.S. Treasury 30 Year Notes	Short	181	September-2015	(28,168,125)	(158,769)
U.S. Treasury Ultra Bonds	Short	90	September-2015	(14,425,313)	(59,259)
Total Futures Contracts – Interest Rate Risk					$(97,568)

Open Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation
CHF versus JPY	Put	Deutsche Bank Securities Inc.	07/23/15	13,900	JPY 126.30	$785,245	CHF 13,900,000	$46,664	$738,581
EUR versus MXN	Call	Bank of America Merrill Lynch	11/09/15	17,000	MXN 18.60	215,916	EUR 17,000,000	191,391	24,525
USD versus BRL	Call	Goldman Sachs International	10/06/15	8,500	BRL 4.00	85,000	USD 8,500,000	49,912	35,088
Total Foreign Currency Options Written – Currency Risk						$1,086,161		$287,967	$798,194

Currency Abbreviations:

BRL	— Brazilian Real	JPY	— Japanese Yen

CHF	— Swiss Franc	MXN	— Mexican New Peso

EUR	— Euro	USD	— U.S. Dollar

Options Written Transactions

	Call Options
	Number of Contracts(d)	Notional Value		Notional Value		Notional Value		Notional Value		Premiums Received
Beginning of period	—	CHF	—	EUR	—	MXN	—	USD	—	$—
Written	167,700	CHF	13,900,000	EUR	17,000,000	MXN	30,000,000	USD	152,800,000	1,248,980
Closed	(93,200)	CHF	(13,900,000)	EUR	—	MXN	(30,000,000)	USD	(49,300,000)	(668,604)
Expired	(49,000)	CHF	—	EUR	—	MXN	—	USD	(95,000,000)	(279,460)
End of period	25,500	CHF	—	EUR	17,000,000	MXN	—	USD	8,500,000	$300,916

	Put Options
	Number of Contracts(d)	Notional Value		Notional Value		Notional Value		Notional Value		Premiums Received
Beginning of period	—	AUD	—	CHF	—	EUR	—	USD	—	$—
Written	62,150	AUD	21,250,000	CHF	13,900,000	EUR	27,000,000	USD	108,000,000	1,237,133
Closed	(48,250)	AUD	(21,250,000)	CHF	—	EUR	(27,000,000)	USD	(25,000,000)	(287,062)
Expired	—	AUD	—	CHF	—	EUR	—	USD	(83,000,000)	(164,826)
End of period	13,900	AUD	—	CHF	13,900,000	EUR	—	USD	—	$785,245
(d)	Does not include swaptions written.

Invesco Core Plus Bond Fund

Open Centrally Cleared Credit Default Swap Agreements – Credit Risk

Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(e)	Notional Value	Upfront Payments (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/ICE	Markit CDX North America High Yield – Series 23	Buy	(5.00)%	12/20/19	2.97%	$(16,660,000)	$(1,202,529)	$(178,663)

Abbreviations:

ICE – Intercontinental Exchange

Open Over-The-Counter Credit Default Swap Agreements –Credit Risk

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(e)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.36%	$(5,500,000)	$182,445	$(255,254)
(e)	Implied credit spreads represent the current level as of May 31, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements

Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.125%	10/16/17	$32,375,000	$19,115
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.865	11/04/20	21,250,000	57,059
Total Interest Rate Swap Agreements – Interest Rate Risk						$76,174

Abbreviations:

CME – Chicago Mercantile Exchange	LIBOR – London Interbank Offered Rate	USD – U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $3,135,461,162 and $2,973,280,052, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $705,832,610 and $600,140,110, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,922,214
Aggregate unrealized (depreciation) of investment securities	(7,539,825)
Net unrealized appreciation of investment securities	$12,382,389
Cost of investments for tax purposes is $1,092,886,782.

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	MS-EWSP-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.24%

Advertising–0.37%

Interpublic Group of Cos., Inc. (The)	445,498	$9,097,069
Omnicom Group Inc.	124,527	9,280,997
		18,378,066

Aerospace & Defense–2.13%

Boeing Co. (The)	63,310	8,896,321
General Dynamics Corp.	72,592	10,174,495
Honeywell International Inc.	94,850	9,883,370
L-3 Communications Holdings, Inc.	76,835	9,051,931
Lockheed Martin Corp.	48,683	9,162,141
Northrop Grumman Corp.	60,903	9,694,540
Precision Castparts Corp.	46,903	9,926,082
Raytheon Co.	90,086	9,302,280
Rockwell Collins, Inc.	102,928	9,797,716
Textron Inc.	224,206	10,138,595
United Technologies Corp.	80,815	9,469,094
		105,496,565

Agricultural & Farm Machinery–0.20%

Deere & Co.	107,229	10,045,213

Agricultural Products–0.22%

Archer-Daniels-Midland Co.	207,257	10,953,532

Air Freight & Logistics–0.74%

C.H. Robinson Worldwide, Inc.	130,647	8,064,840
Expeditors International of Washington, Inc.	199,750	9,156,540
FedEx Corp.	55,365	9,590,325
United Parcel Service, Inc. -Class B	97,391	9,663,135
		36,474,840

Airlines–0.51%

American Airlines Group Inc.	194,961	8,260,497
Delta Air Lines, Inc.	210,901	9,051,871
Southwest Airlines Co.	215,592	7,987,684
		25,300,052

Alternative Carriers–0.20%

Level 3 Communications, Inc. (b)	176,365	9,784,730

Aluminum–0.18%

Alcoa Inc.	707,151	8,839,388

Apparel Retail–0.87%

Gap, Inc. (The)	233,309	8,942,734
L Brands, Inc.	105,473	9,125,524
Ross Stores, Inc.	90,493	8,747,958
TJX Cos., Inc. (The)	141,139	9,086,529
Urban Outfitters, Inc. (b)	214,053	7,359,142
		43,261,887

	Shares	Value

Apparel, Accessories & Luxury Goods–1.46%

Coach, Inc.	232,687	$8,230,139
Fossil Group, Inc. (b)	119,681	8,498,548
Hanesbrands, Inc.	294,266	9,375,315
Michael Kors Holdings Ltd. (b)	148,224	6,892,416
PVH Corp.	98,622	10,319,806
Ralph Lauren Corp.	73,809	9,624,694
Under Armour, Inc. -Class A (b)	126,180	9,893,774
VF Corp.	131,578	9,267,038
		72,101,730

Application Software–1.01%

Adobe Systems Inc. (b)	123,628	9,777,738
Autodesk, Inc. (b)	158,664	8,591,656
Citrix Systems, Inc. (b)	159,230	10,351,542
Intuit Inc.	98,148	10,222,114
salesforce.com, inc. (b)	148,545	10,806,649
		49,749,699

Asset Management & Custody Banks–1.95%

Affiliated Managers Group, Inc. (b)	45,508	10,178,319
Ameriprise Financial, Inc.	71,955	8,964,873
Bank of New York Mellon Corp. (The)	234,392	10,163,237
BlackRock, Inc.	26,094	9,544,663
Franklin Resources, Inc.	182,711	9,301,817
Invesco Ltd. (c)	237,702	9,467,671
Legg Mason, Inc.	171,419	9,146,918
Northern Trust Corp.	135,403	10,094,294
State Street Corp.	130,718	10,186,854
T. Rowe Price Group Inc.	116,760	9,421,364
		96,470,010

Auto Parts & Equipment–0.62%

BorgWarner, Inc.	163,197	9,816,300
Delphi Automotive PLC (United Kingdom)	124,948	10,867,977
Johnson Controls, Inc.	196,559	10,224,999
		30,909,276

Automobile Manufacturers–0.37%

Ford Motor Co.	592,349	8,985,934
General Motors Co.	252,195	9,071,454
		18,057,388

Automotive Retail–0.82%

AutoNation, Inc. (b)	155,957	9,733,277
AutoZone, Inc. (b)	14,657	9,873,248
CarMax, Inc. (b)	151,548	10,765,970
O’Reilly Automotive, Inc. (b)	45,645	10,020,447
		40,392,942

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.40%

Alexion Pharmaceuticals, Inc. (b)	54,248	$8,887,992
Amgen Inc.	62,206	9,720,310
Biogen Inc. (b)	23,215	9,216,123
Celgene Corp. (b)	81,508	9,327,776
Gilead Sciences, Inc. (b)	96,335	10,815,530
Regeneron Pharmaceuticals, Inc. (b)	22,348	11,454,691
Vertex Pharmaceuticals Inc. (b)	77,386	9,927,850
		69,350,272

Brewers–0.19%

Molson Coors Brewing Co. -Class B	127,845	9,381,266

Broadcasting–0.58%

CBS Corp. -Class B	157,492	9,720,406
Discovery Communications, Inc. -Class A (b)	107,788	3,658,325
Discovery Communications, Inc. -Class C (b)	198,370	6,237,745
Scripps Networks Interactive Inc. -Class A	133,445	8,942,149
		28,558,625

Building Products–0.41%

Allegion PLC	164,993	10,302,163
Masco Corp.	362,662	9,817,260
		20,119,423

Cable & Satellite–0.89%

Cablevision Systems Corp. -Class A	537,292	13,169,027
Comcast Corp. -Class A	162,507	9,500,159
DIRECTV (b)	112,655	10,256,111
Time Warner Cable Inc.	61,921	11,200,890
		44,126,187

Casinos & Gaming–0.15%

Wynn Resorts Ltd.	75,517	7,603,807

Coal & Consumable Fuels–0.20%

CONSOL Energy Inc.	361,297	10,058,508

Commodity Chemicals–0.23%

LyondellBasell Industries N.V. -Class A	114,619	11,587,981

Communications Equipment–1.24%

Cisco Systems, Inc.	343,451	10,066,549
F5 Networks, Inc. (b)	85,403	10,734,303
Harris Corp.	133,482	10,574,444
Juniper Networks, Inc.	409,562	11,385,824
Motorola Solutions, Inc.	148,087	8,737,133
QUALCOMM, Inc.	139,802	9,741,403
		61,239,656

Computer & Electronics Retail–0.37%

Best Buy Co., Inc.	236,764	8,215,711
GameStop Corp. -Class A	235,774	10,234,949
		18,450,660

Construction & Engineering–0.59%

Fluor Corp.	169,272	9,516,472
Jacobs Engineering Group, Inc. (b)	222,027	9,604,888

	Shares	Value

Construction & Engineering–(continued)

Quanta Services, Inc. (b)	346,802	$10,168,235
		29,289,595

Construction Machinery & Heavy Trucks–0.79%

Caterpillar Inc.	121,116	10,333,617
Cummins Inc.	68,901	9,339,530
Joy Global Inc.	245,863	9,573,905
PACCAR Inc.	155,451	9,880,466
		39,127,518

Construction Materials–0.41%

Martin Marietta Materials, Inc.	67,667	10,083,060
Vulcan Materials Co.	113,414	10,199,321
		20,282,381

Consumer Electronics–0.36%

Garmin Ltd.	199,917	9,092,225
Harman International Industries, Inc.	73,650	8,876,298
		17,968,523

Consumer Finance–0.78%

American Express Co.	119,057	9,491,224
Capital One Financial Corp.	119,950	10,023,022
Discover Financial Services	161,712	9,422,958
Navient Corp.	497,720	9,591,065
		38,528,269

Data Processing & Outsourced Services–2.18%

Alliance Data Systems Corp. (b)	33,768	10,063,877
Automatic Data Processing, Inc.	111,737	9,554,631
Computer Sciences Corp.	142,437	9,771,178
Fidelity National Information Services, Inc.	146,953	9,213,953
Fiserv, Inc. (b)	123,988	9,937,638
MasterCard, Inc. -Class A	109,355	10,089,092
Paychex, Inc.	192,228	9,497,986
Total System Services, Inc.	253,194	10,431,593
Visa Inc. -Class A	144,829	9,946,856
Western Union Co. (The)	491,853	10,796,173
Xerox Corp.	752,631	8,595,046
		107,898,023

Department Stores–0.55%

Kohl’s Corp.	129,501	8,481,021
Macy’s, Inc.	151,452	10,139,711
Nordstrom, Inc.	119,413	8,674,160
		27,294,892

Distillers & Vintners–0.40%

Brown-Forman Corp. -Class B	108,270	10,206,613
Constellation Brands, Inc. -Class A	82,411	9,715,433
		19,922,046

Distributors–0.19%

Genuine Parts Co.	101,577	9,189,671

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–1.20%

Bank of America Corp.	596,399	$9,840,584
Citigroup Inc.	179,231	9,692,813
Comerica Inc.	208,654	10,213,613
JPMorgan Chase & Co.	157,312	10,347,983
U.S. Bancorp	216,663	9,340,342
Wells Fargo & Co.	173,401	9,703,520
		59,138,855

Diversified Chemicals–0.78%

Dow Chemical Co. (The)	203,953	10,619,833
E. I. du Pont de Nemours and Co.	119,205	8,464,747
Eastman Chemical Co.	137,795	10,578,522
FMC Corp.	159,270	9,105,466
		38,768,568

Diversified Metals & Mining–0.21%

Freeport-McMoRan Inc.	528,999	10,394,830

Diversified Support Services–0.20%

Cintas Corp.	116,230	10,006,241

Drug Retail–0.39%

CVS Health Corp.	92,930	9,514,173
Walgreens Boots Alliance, Inc.	114,619	9,838,895
		19,353,068

Electric Utilities–2.56%

American Electric Power Co., Inc.	173,495	9,766,033
Duke Energy Corp.	128,616	9,740,090
Edison International	152,730	9,287,511
Entergy Corp.	128,547	9,829,989
Eversource Energy	195,319	9,619,461
Exelon Corp.	296,265	10,022,645
FirstEnergy Corp.	277,342	9,895,563
NextEra Energy, Inc.	95,377	9,760,882
Pepco Holdings, Inc.	357,928	9,753,538
Pinnacle West Capital Corp.	154,575	9,416,709
PPL Corp.	301,762	10,474,159
Southern Co. (The)	218,339	9,539,231
Xcel Energy, Inc.	284,411	9,684,195
		126,790,006

Electrical Components & Equipment–0.83%

AMETEK, Inc.	184,859	9,938,020
Eaton Corp. PLC	143,998	10,308,817
Emerson Electric Co.	173,652	10,472,952
Rockwell Automation, Inc.	86,047	10,574,316
		41,294,105

Electronic Components–0.37%

Amphenol Corp. -Class A	165,591	9,446,967
Corning Inc.	417,219	8,728,221
		18,175,188

Electronic Equipment & Instruments–0.19%

FLIR Systems, Inc.	307,565	9,396,111

	Shares	Value

Electronic Manufacturing Services–0.19%

TE Connectivity Ltd. (Switzerland)	135,079	$9,320,451

Environmental & Facilities Services–0.57%

Republic Services, Inc.	235,311	9,480,680
Stericycle, Inc. (b)	70,346	9,658,506
Waste Management, Inc.	179,970	8,935,511
		28,074,697

Fertilizers & Agricultural Chemicals–0.59%

CF Industries Holdings, Inc.	32,791	10,358,021
Monsanto Co.	82,108	9,604,994
Mosaic Co. (The)	204,911	9,395,169
		29,358,184

Food Distributors–0.19%

Sysco Corp.	248,795	9,245,222

Food Retail–0.33%

Kroger Co. (The)	125,685	9,149,868
Whole Foods Market, Inc.	177,015	7,300,099
		16,449,967

Footwear–0.21%

NIKE, Inc. -Class B	100,156	10,182,861

Gas Utilities–0.21%

AGL Resources Inc.	202,576	10,203,753

General Merchandise Stores–0.75%

Dollar General Corp.	129,152	9,375,144
Dollar Tree, Inc. (b)	117,152	8,785,228
Family Dollar Stores, Inc.	121,009	9,380,618
Target Corp.	121,192	9,612,949
		37,153,939

Gold–0.24%

Newmont Mining Corp.	430,315	11,721,781

Health Care Distributors–1.00%

AmerisourceBergen Corp.	90,400	10,175,424
Cardinal Health, Inc.	108,896	9,601,360
Henry Schein, Inc. (b)	70,367	9,968,893
McKesson Corp.	42,717	10,133,754
Patterson Cos. Inc.	197,856	9,465,431
		49,344,862

Health Care Equipment–2.36%

Abbott Laboratories	204,693	9,948,080
Baxter International Inc.	142,459	9,489,194
Becton, Dickinson and Co.	67,648	9,505,220
Boston Scientific Corp. (b)	577,727	10,555,072
C.R. Bard, Inc.	57,911	9,863,402
Edwards Lifesciences Corp. (b)	70,897	9,267,656
Intuitive Surgical, Inc. (b)	19,446	9,484,786
Medtronic PLC	125,487	9,577,168
St. Jude Medical, Inc.	144,780	10,677,525

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

Stryker Corp.	105,115	$10,104,705
Varian Medical Systems, Inc. (b)	102,740	8,897,284
Zimmer Holdings, Inc.	82,546	9,417,673
		116,787,765

Health Care Facilities–0.66%

HCA Holdings, Inc. (b)	133,649	10,936,498
Tenet Healthcare Corp. (b)	202,918	10,793,208
Universal Health Services, Inc. -Class B	84,116	10,899,751
		32,629,457

Health Care REIT’s–0.55%

HCP, Inc.	238,767	9,245,058
Health Care REIT, Inc.	127,913	8,987,168
Ventas, Inc.	136,871	9,104,659
		27,336,885

Health Care Services–0.79%

DaVita HealthCare Partners Inc. (b)	118,748	9,948,707
Express Scripts Holding Co. (b)	117,930	10,276,420
Laboratory Corp. of America Holdings (b)	77,555	9,147,612
Quest Diagnostics Inc.	131,111	9,863,481
		39,236,220

Health Care Supplies–0.20%

DENTSPLY International Inc.	189,870	9,879,885

Health Care Technology–0.19%

Cerner Corp. (b)	136,346	9,174,722

Home Entertainment Software–0.22%

Electronic Arts Inc. (b)	173,526	10,889,624

Home Furnishings–0.40%

Leggett & Platt, Inc.	211,040	9,977,971
Mohawk Industries, Inc. (b)	53,728	10,027,794
		20,005,765

Home Improvement Retail–0.37%

Home Depot, Inc. (The)	83,574	9,311,815
Lowe’s Cos., Inc.	129,396	9,055,132
		18,366,947

Homebuilding–0.55%

D.R. Horton, Inc.	364,176	9,512,277
Lennar Corp. -Class A	195,041	9,094,762
PulteGroup Inc.	455,869	8,743,567
		27,350,606

Homefurnishing Retail–0.18%

Bed Bath & Beyond Inc. (b)	127,862	9,119,118

Hotel and Resort REIT’s–0.19%

Host Hotels & Resorts Inc.	461,348	9,190,052

Hotels, Resorts & Cruise Lines–0.96%

Carnival Corp.	211,692	9,807,691
Marriott International Inc. -Class A	116,910	9,117,811

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Royal Caribbean Cruises Ltd.	123,740	$9,401,765
Starwood Hotels & Resorts Worldwide, Inc.	118,807	9,832,467
Wyndham Worldwide Corp.	107,109	9,094,625
		47,254,359

Household Appliances–0.18%

Whirlpool Corp.	48,557	8,946,627

Household Products–0.77%

Clorox Co. (The)	88,222	9,497,981
Colgate-Palmolive Co.	140,170	9,361,954
Kimberly-Clark Corp.	90,707	9,874,364
Procter & Gamble Co. (The)	117,267	9,192,560
		37,926,859

Housewares & Specialties–0.20%

Newell Rubbermaid Inc.	248,602	9,827,237

Human Resource & Employment Services–0.18%

Robert Half International, Inc.	159,376	8,984,025

Hypermarkets & Super Centers–0.36%

Costco Wholesale Corp.	64,281	9,165,828
Wal-Mart Stores, Inc.	117,167	8,701,993
		17,867,821

Independent Power Producers & Energy Traders–0.43%

AES Corp. (The)	805,037	10,948,503
NRG Energy, Inc.	408,864	10,303,373
		21,251,876

Industrial Conglomerates–0.80%

3M Co.	58,965	9,380,152
Danaher Corp.	112,628	9,722,049
General Electric Co.	383,229	10,450,655
Roper Industries, Inc.	57,488	10,058,100
		39,610,956

Industrial Gases–0.55%

Air Products and Chemicals, Inc.	63,131	9,265,106
Airgas, Inc.	83,559	8,518,004
Praxair, Inc.	77,511	9,523,001
		27,306,111

Industrial Machinery–2.04%

Dover Corp.	134,681	10,154,947
Flowserve Corp.	170,202	9,361,110
Illinois Tool Works Inc.	98,259	9,219,642
Ingersoll-Rand PLC	142,755	9,818,689
Pall Corp.	96,335	11,987,928
Parker Hannifin Corp.	81,515	9,816,852
Pentair PLC (United Kingdom)	150,502	9,636,643
Snap-on Inc.	67,340	10,464,636
Stanley Black & Decker Inc.	99,771	10,220,541
Xylem, Inc.	277,262	10,139,471
		100,820,459

Industrial REIT’s–0.18%

Prologis, Inc.	226,054	8,949,478

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Insurance Brokers–0.40%

Aon PLC	99,050	$10,025,841
Marsh & McLennan Cos., Inc.	171,021	9,958,553
		19,984,394

Integrated Oil & Gas–0.60%

Chevron Corp.	94,430	9,726,290
Exxon Mobil Corp.	114,414	9,748,073
Occidental Petroleum Corp.	131,741	10,300,829
		29,775,192

Integrated Telecommunication Services–0.73%

AT&T Inc.	292,919	10,117,422
CenturyLink Inc.	278,792	9,267,046
Frontier Communications Corp.	1,318,140	6,788,421
Verizon Communications Inc.	196,478	9,713,873
		35,886,762

Internet Retail–1.10%

Amazon.com, Inc. (b)	25,894	11,114,482
Expedia, Inc.	105,046	11,267,234
Netflix Inc. (b)	21,888	13,659,425
Priceline Group Inc. (The) (b)	8,288	9,713,868
TripAdvisor Inc. (b)	116,286	8,867,970
		54,622,979

Internet Software & Services–1.41%

Akamai Technologies, Inc. (b)	135,518	10,335,958
eBay Inc. (b)	162,451	9,967,993
Equinix, Inc.	41,632	11,160,290
Facebook Inc. -Class A (b)	122,947	9,736,173
Google Inc. -Class A (b)	8,725	4,757,917
Google Inc. -Class C (b)	8,740	4,650,641
VeriSign, Inc. (b)	150,810	9,529,684
Yahoo! Inc. (b)	223,840	9,610,571
		69,749,227

Investment Banking & Brokerage–0.82%

Charles Schwab Corp. (The)	316,283	10,010,357
E*TRADE Financial Corp. (b)	343,021	10,105,399
Goldman Sachs Group, Inc. (The)	50,681	10,449,915
Morgan Stanley	263,990	10,084,418
		40,650,089

IT Consulting & Other Services–0.81%

Accenture PLC -Class A	109,206	10,488,144
Cognizant Technology Solutions Corp. -Class A (b)	156,939	10,157,092
International Business Machines Corp.	62,198	10,551,891
Teradata Corp. (b)	227,717	8,867,300
		40,064,427

Leisure Products–0.43%

Hasbro, Inc.	158,011	11,397,333
Mattel, Inc.	383,229	9,891,141
		21,288,474

	Shares	Value

Life & Health Insurance–1.40%

Aflac, Inc.	154,451	$9,609,941
Lincoln National Corp.	166,482	9,491,139
MetLife, Inc.	186,874	9,766,035
Principal Financial Group, Inc.	190,133	9,827,975
Prudential Financial, Inc.	118,265	10,006,402
Torchmark Corp.	179,130	10,222,949
Unum Group	288,429	10,083,478
		69,007,919

Life Sciences Tools & Services–0.82%

Agilent Technologies, Inc.	234,793	9,671,124
PerkinElmer, Inc.	202,234	10,663,799
Thermo Fisher Scientific, Inc.	75,309	9,762,306
Waters Corp. (b)	79,338	10,601,143
		40,698,372

Managed Health Care–1.11%

Aetna Inc.	92,189	10,875,536
Anthem, Inc.	63,968	10,737,029
Cigna Corp.	78,085	10,996,711
Humana Inc.	57,633	12,370,923
UnitedHealth Group Inc.	83,262	10,008,925
		54,989,124

Metal & Glass Containers–0.40%

Ball Corp.	138,731	9,848,514
Owens-Illinois, Inc. (b)	419,958	10,036,996
		19,885,510

Motorcycle Manufacturers–0.18%

Harley-Davidson, Inc.	163,197	8,729,408

Movies & Entertainment–0.78%

Time Warner Inc.	114,115	9,640,435
Twenty-First Century Fox, Inc. -Class A	282,070	9,477,552
Viacom Inc. -Class B	140,849	9,419,981
Walt Disney Co. (The)	90,153	9,950,187
		38,488,155

Multi-Line Insurance–1.01%

American International Group, Inc.	173,526	10,170,359
Assurant, Inc.	156,746	10,321,724
Genworth Financial Inc. -Class A (b)	1,305,586	10,366,353
Hartford Financial Services Group, Inc. (The)	228,205	9,381,507
Loews Corp.	240,322	9,641,719
		49,881,662

Multi-Sector Holdings–0.40%

Berkshire Hathaway Inc. -Class B (b)	66,652	9,531,236
Leucadia National Corp.	406,784	10,019,090
		19,550,326

Multi-Utilities–2.78%

Ameren Corp.	233,309	9,386,021
CenterPoint Energy, Inc.	467,187	9,516,599
CMS Energy Corp.	286,534	9,782,271
Consolidated Edison, Inc.	157,725	9,753,714
Dominion Resources, Inc.	139,153	9,813,069

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Utilities–(continued)

DTE Energy Co.	123,469	$9,782,449
Integrys Energy Group, Inc.	134,719	9,687,643
NiSource Inc.	232,800	10,983,504
PG&E Corp.	185,251	9,905,371
Public Service Enterprise Group Inc.	236,647	10,088,262
SCANA Corp.	182,503	9,701,859
Sempra Energy	90,221	9,696,051
TECO Energy, Inc.	510,428	9,621,568
Wisconsin Energy Corp.	199,046	9,609,941
		137,328,322

Office REIT’s–0.55%

Boston Properties, Inc.	70,569	9,176,087
SL Green Realty Corp.	75,309	8,936,166
Vornado Realty Trust	90,733	9,063,319
		27,175,572

Office Services & Supplies–0.19%

Pitney Bowes Inc.	427,631	9,343,737

Oil & Gas Drilling–1.18%

Diamond Offshore Drilling, Inc.	359,268	10,900,191
Ensco PLC -Class A	469,014	11,021,829
Helmerich & Payne, Inc.	153,561	11,208,418
Noble Corp. PLC	707,673	11,853,523
Transocean Ltd.	705,591	13,300,390
		58,284,351

Oil & Gas Equipment & Services–1.30%

Baker Hughes Inc.	163,003	10,507,173
Cameron International Corp. (b)	223,111	11,452,288
FMC Technologies, Inc. (b)	261,758	10,938,867
Halliburton Co.	238,826	10,842,700
National Oilwell Varco Inc.	195,557	9,619,449
Schlumberger Ltd.	119,324	10,831,040
		64,191,517

Oil & Gas Exploration & Production–3.71%

Anadarko Petroleum Corp.	122,367	10,231,105
Apache Corp.	161,658	9,673,614
Cabot Oil & Gas Corp.	341,253	11,588,952
Chesapeake Energy Corp.	695,365	9,811,600
Cimarex Energy Co.	89,892	10,383,425
ConocoPhillips	155,678	9,913,575
Devon Energy Corp.	166,309	10,846,673
EOG Resources, Inc.	112,378	9,966,805
EQT Corp.	125,882	10,708,782
Hess Corp.	139,073	9,390,209
Marathon Oil Corp.	372,228	10,120,879
Murphy Oil Corp.	204,911	8,905,432
Newfield Exploration Co. (b)	305,996	11,569,709
Noble Energy, Inc.	217,942	9,541,501
Pioneer Natural Resources Co.	62,053	9,173,295
QEP Resources Inc.	470,163	8,853,169
Range Resources Corp.	211,879	11,740,215
Southwestern Energy Co. (b)	429,353	11,064,427
		183,483,367

	Shares	Value

Oil & Gas Refining & Marketing–0.81%

Marathon Petroleum Corp.	99,750	$10,320,135
Phillips 66	128,564	10,171,984
Tesoro Corp.	111,283	9,848,545
Valero Energy Corp.	163,950	9,712,398
		40,053,062

Oil & Gas Storage & Transportation–0.80%

Kinder Morgan Inc.	240,382	9,973,449
ONEOK, Inc.	213,862	8,965,095
Spectra Energy Corp.	283,906	9,984,974
Williams Cos., Inc. (The)	207,976	10,627,574
		39,551,092

Packaged Foods & Meats–2.68%

Campbell Soup Co.	211,692	10,233,191
ConAgra Foods, Inc.	282,735	10,916,398
General Mills, Inc.	184,008	10,332,049
Hershey Co. (The)	96,075	8,921,525
Hormel Foods Corp.	173,683	9,938,141
JM Smucker Co. (The)	86,434	10,246,751
Kellogg Co.	154,401	9,691,751
Keurig Green Mountain Inc.	76,958	6,636,858
Kraft Foods Group, Inc.	155,653	13,144,896
McCormick & Co., Inc.	133,315	10,465,228
Mead Johnson Nutrition Co.	96,539	9,393,245
Mondelez International Inc. -Class A	278,065	11,564,723
Tyson Foods, Inc. -Class A	256,441	10,885,920
		132,370,676

Paper Packaging–0.63%

Avery Dennison Corp.	184,503	11,422,581
MeadWestvaco Corp.	188,453	9,524,415
Sealed Air Corp.	209,978	10,225,928
		31,172,924

Paper Products–0.18%

International Paper Co.	175,462	9,094,195

Personal Products–0.21%

Estee Lauder Cos. Inc. (The) -Class A	119,161	10,418,246

Pharmaceuticals–2.68%

AbbVie Inc.	165,448	11,017,182
Actavis PLC (b)	32,098	9,847,987
Bristol-Myers Squibb Co.	143,503	9,270,294
Eli Lilly and Co.	137,302	10,833,128
Endo International PLC (b)	109,881	9,203,633
Hospira, Inc. (b)	109,593	9,690,213
Johnson & Johnson	96,723	9,685,841
Mallinckrodt PLC (b)	77,312	10,007,265
Merck & Co., Inc.	170,747	10,396,785
Mylan N.V. (b)	160,576	11,662,635
Perrigo Co. PLC	57,661	10,972,888
Pfizer Inc.	282,236	9,807,701
Zoetis Inc.	206,588	10,281,885
		132,677,437

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Property & Casualty Insurance–1.33%

ACE Ltd.	85,877	$9,144,183
Allstate Corp. (The)	137,953	9,286,996
Chubb Corp. (The)	95,663	9,327,142
Cincinnati Financial Corp.	180,665	9,138,036
Progressive Corp. (The)	362,252	9,903,970
Travelers Cos., Inc. (The)	89,917	9,092,407
XL Group PLC	265,157	9,991,116
		65,883,850

Publishing–0.37%

Gannett Co., Inc.	269,855	9,658,110
News Corp. -Class A (b)	574,613	8,705,387
		18,363,497

Railroads–0.68%

CSX Corp.	281,161	9,581,967
Kansas City Southern	83,858	7,589,149
Norfolk Southern Corp.	88,320	8,125,440
Union Pacific Corp.	83,793	8,455,552
		33,752,108

Real Estate Services–0.21%

CBRE Group, Inc. -Class A (b)	277,824	10,623,990

Regional Banks–1.97%

BB&T Corp.	246,621	9,734,131
Fifth Third Bancorp	502,937	10,179,445
Huntington Bancshares Inc.	862,954	9,604,678
KeyCorp	661,340	9,642,337
M&T Bank Corp.	76,632	9,263,276
People’s United Financial Inc.	636,554	9,904,780
PNC Financial Services Group, Inc. (The)	100,281	9,595,889
Regions Financial Corp.	968,320	9,770,349
SunTrust Banks, Inc.	226,161	9,652,552
Zions Bancorp.	347,808	10,044,695
		97,392,132

Research & Consulting Services–0.61%

Dun & Bradstreet Corp. (The)	75,138	9,612,404
Equifax Inc.	104,691	10,503,648
Nielsen N.V.	225,311	10,136,742
		30,252,794

Residential REIT’s–0.76%

Apartment Investment & Management Co. -Class A	250,027	9,483,524
AvalonBay Communities, Inc.	56,222	9,360,963
Equity Residential	124,591	9,259,603
Essex Property Trust, Inc.	41,993	9,348,482
		37,452,572

Restaurants–1.01%

Chipotle Mexican Grill, Inc. (b)	14,226	8,756,388
Darden Restaurants, Inc.	152,076	9,967,061
McDonald’s Corp.	99,595	9,554,148
Starbucks Corp.	205,724	10,689,419
Yum! Brands, Inc.	123,804	11,155,978
		50,122,994

	Shares	Value

Retail REIT’s–0.91%

General Growth Properties, Inc.	323,643	$9,168,806
Kimco Realty Corp.	368,512	8,829,547
Macerich Co. (The)	101,663	8,347,549
Realty Income Corp.	202,884	9,245,424
Simon Property Group, Inc.	52,157	9,461,280
		45,052,606

Security & Alarm Services–0.37%

ADT Corp. (The)	249,962	9,118,614
Tyco International PLC	228,042	9,203,775
		18,322,389

Semiconductor Equipment–0.55%

Applied Materials, Inc.	395,876	7,968,984
KLA-Tencor Corp.	158,063	9,430,038
Lam Research Corp.	121,916	10,027,591
		27,426,613

Semiconductors–2.77%

Altera Corp.	273,703	13,370,391
Analog Devices, Inc.	166,800	11,335,728
Avago Technologies Ltd. (Singapore)	76,767	11,366,890
Broadcom Corp. -Class A	216,761	12,322,863
First Solar, Inc. (b)	158,350	7,871,578
Intel Corp. (d)	310,250	10,691,215
Linear Technology Corp.	205,043	9,811,308
Microchip Technology Inc.	193,780	9,520,411
Micron Technology, Inc. (b)	334,182	9,333,703
NVIDIA Corp.	422,733	9,355,081
Skyworks Solutions, Inc.	103,271	11,293,717
Texas Instruments Inc.	168,012	9,395,231
Xilinx, Inc.	241,349	11,444,770
		137,112,886

Soft Drinks–0.98%

Coca-Cola Co. (The)	240,442	9,848,504
Coca-Cola Enterprises, Inc.	229,295	10,141,718
Dr Pepper Snapple Group, Inc.	125,127	9,589,733
Monster Beverage Corp. (b)	70,829	9,015,115
PepsiCo, Inc.	101,738	9,810,596
		48,405,666

Specialized Consumer Services–0.19%

H&R Block, Inc.	301,667	9,571,894

Specialized Finance–1.00%

CME Group Inc. -Class A	99,106	9,335,785
Intercontinental Exchange, Inc.	41,887	9,918,004
McGraw Hill Financial, Inc.	92,012	9,546,245
Moody’s Corp.	98,805	10,680,820
NASDAQ OMX Group, Inc. (The)	190,965	9,882,439
		49,363,293

Specialized REIT’s–1.15%

American Tower Corp.	101,824	9,448,249
Crown Castle International Corp.	113,013	9,216,210
Iron Mountain Inc.	260,267	9,491,937
Plum Creek Timber Co., Inc.	228,042	9,409,013

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized REIT’s–(continued)

Public Storage	50,818	$9,835,316
Weyerhaeuser Co.	290,261	9,450,898
		56,851,623

Specialty Chemicals–0.98%

Ecolab Inc.	83,829	9,610,995
International Flavors & Fragrances Inc.	81,294	9,677,238
PPG Industries, Inc.	42,104	9,637,184
Sherwin-Williams Co. (The)	33,641	9,694,663
Sigma-Aldrich Corp.	69,589	9,693,748
		48,313,828

Specialty Stores–0.61%

Staples, Inc.	599,379	9,868,775
Tiffany & Co.	111,854	10,484,076
Tractor Supply Co.	111,244	9,693,802
		30,046,653

Steel–0.41%

Allegheny Technologies, Inc.	322,447	10,479,528
Nucor Corp.	205,087	9,700,615
		20,180,143

Systems Software–1.04%

CA, Inc.	305,703	9,308,657
Microsoft Corp.	231,899	10,866,787
Oracle Corp.	226,428	9,847,354
Red Hat, Inc. (b)	145,064	11,209,095
Symantec Corp.	410,789	10,115,679
		51,347,572

Technology Hardware, Storage & Peripherals–1.33%

Apple Inc.	77,643	10,115,330
EMC Corp.	369,079	9,721,541
Hewlett-Packard Co. (d)	295,900	9,883,060
NetApp, Inc.	260,656	8,705,910
SanDisk Corp.	114,483	7,828,348
Seagate Technology PLC	178,497	9,931,573
Western Digital Corp.	98,734	9,612,742
		65,798,504

Thrifts & Mortgage Finance–0.18%

Hudson City Bancorp, Inc.	939,867	8,942,835

Tires & Rubber–0.24%

Goodyear Tire & Rubber Co. (The)	380,267	12,109,603

Tobacco–0.82%

Altria Group, Inc.	186,729	9,560,525
Lorillard, Inc.	143,352	10,390,153
Philip Morris International Inc.	123,580	10,265,790
Reynolds American Inc.	137,341	10,540,922
		40,757,390

	Shares	Value

Trading Companies & Distributors–0.60%

Fastenal Co.	235,023	$9,755,805
United Rentals, Inc. (b)	109,293	9,717,240
W.W. Grainger, Inc.	41,591	9,995,565
		29,468,610

Trucking–0.19%

Ryder System, Inc.	103,049	9,444,441
Total Common Stocks & Other Equity Interests (Cost $3,577,718,491)		4,910,035,168

Money Market Funds–0.67%

Liquid Assets Portfolio –Institutional Class (e)	16,507,606	16,507,606
Premier Portfolio –Institutional Class (e)	16,507,606	16,507,606
Total Money Market Funds (Cost $33,015,212)		33,015,212
TOTAL INVESTMENTS–99.91% (Cost $3,610,733,703)		4,943,050,380
OTHER ASSETS LESS LIABILITIES–0.09%		4,383,879
NET ASSETS–100.00%		$4,947,434,259

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,943,050,380	$—	$—	$4,943,050,380
Futures Contracts*	(340,367)	—	—	(340,367)
Total Investments	$4,942,710,013	$—	$—	$4,942,710,013

*Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts – Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	388	June-2015	$ 40,856,400	$ (340,367)

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended May 31, 2015.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 05/31/15	Dividend Income
Invesco Ltd.	$ 6,217,400	$ 3,921,268	$ (565,450)	$ (123,178)	$ 17,631	$ 9,467,671	$ 157,090

Invesco Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $2,382,372,355 and $602,726,585, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,359,260,474
Aggregate unrealized (depreciation) of investment securities	(59,286,174)
Net unrealized appreciation of investment securities	$1,299,974,300
Cost of investments for tax purposes is $3,643,076,080.

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-EQI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.38%

Aerospace & Defense–0.94%

General Dynamics Corp.	951,775	$133,400,784

Agricultural Products–0.80%

Archer-Daniels-Midland Co.	2,149,241	113,587,387

Application Software–1.22%

Adobe Systems Inc. (b)	1,115,604	88,233,120
Citrix Systems, Inc. (b)	1,299,441	84,476,660
		172,709,780

Asset Management & Custody Banks–1.73%

Northern Trust Corp.	1,351,631	100,764,091
State Street Corp.	1,849,308	144,116,572
		244,880,663

Automobile Manufacturers–0.78%

General Motors Co.	3,083,521	110,914,250

Biotechnology–0.49%

Amgen Inc.	448,004	70,005,105

Broadcasting–0.18%

CBS Corp. -Class B	419,753	25,907,155

Cable & Satellite–1.86%

Comcast Corp. -Class A	2,670,040	156,090,539
Time Warner Cable Inc.	597,353	108,055,184
		264,145,723

Communications Equipment–0.96%

Cisco Systems, Inc.	4,631,177	135,739,798

Construction Machinery & Heavy Trucks–0.50%

Caterpillar Inc.	829,604	70,781,813

Diversified Banks–8.38%

Bank of America Corp.	13,747,582	226,835,103
Citigroup Inc.	8,049,593	435,321,989
Comerica Inc.	1,971,050	96,482,898
JPMorgan Chase & Co.	6,517,568	428,725,623
		1,187,365,613

Diversified Chemicals–0.37%

Dow Chemical Co. (The)	995,804	51,851,514

Electric Utilities–0.37%

FirstEnergy Corp.	1,475,534	52,647,053

Electronic Components–0.65%

Corning Inc.	4,391,254	91,865,034

	Shares	Value

Fertilizers & Agricultural Chemicals–0.36%

Mosaic Co. (The)	1,108,230	$50,812,346

General Merchandise Stores–1.22%

Target Corp.	2,185,917	173,386,936

Health Care Equipment–1.33%

Baxter International Inc.	1,006,503	67,043,165
Medtronic PLC	1,587,942	121,191,733
		188,234,898

Health Care Services–0.53%

Express Scripts Holding Co. (b)	860,539	74,987,368

Hotels, Resorts & Cruise Lines–1.05%

Carnival Corp.	3,219,650	149,166,385

Household Products–0.72%

Procter & Gamble Co. (The)	1,304,051	102,224,558

Hypermarkets & Super Centers–0.92%

Wal-Mart Stores, Inc.	1,756,665	130,467,510

Industrial Conglomerates–2.06%

General Electric Co.	10,680,785	291,265,007

Industrial Machinery–0.84%

Ingersoll-Rand PLC	1,733,689	119,243,129

Insurance Brokers–2.06%

Aon PLC	1,005,153	101,741,587
Marsh & McLennan Cos., Inc.	1,792,007	104,348,568
Willis Group Holdings PLC	1,809,701	85,888,409
		291,978,564

Integrated Oil & Gas–3.37%

Exxon Mobil Corp.	987,216	84,110,803
Occidental Petroleum Corp.	1,012,647	79,178,869
Royal Dutch Shell PLC -Class A (United Kingdom)	6,847,068	203,822,182
TOTAL S.A. (France)	2,173,135	109,982,746
		477,094,600

Integrated Telecommunication Services–1.10%

Koninklijke KPN N.V. (Netherlands)	6,560,305	23,805,924
Orange S.A. (France)	1,466,502	23,239,021
Telecom Italia S.p.A. (Italy)(b)	13,700,636	16,792,908
Telefónica, S.A. (Spain)	1,047,883	14,823,462
Verizon Communications Inc.	1,563,165	77,282,878
		155,944,193

Internet Software & Services–1.14%

eBay Inc. (b)	2,631,182	161,449,328

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–3.15%

Charles Schwab Corp. (The)	3,580,567	$113,324,946
Goldman Sachs Group, Inc. (The)	528,149	108,899,042
Morgan Stanley	5,869,230	224,204,586
		446,428,574

IT Consulting & Other Services–0.84%

Amdocs Ltd.	2,171,862	119,126,631

Managed Health Care–1.31%

Anthem, Inc.	670,201	112,493,238
UnitedHealth Group Inc.	607,550	73,033,585
		185,526,823

Movies & Entertainment–0.86%

Time Warner Inc.	710,744	60,043,653
Viacom Inc. -Class B	919,646	61,505,925
		121,549,578

Multi-Utilities–0.44%

PG&E Corp.	1,161,805	62,121,713

Oil & Gas Drilling–0.32%

Ensco PLC -Class A	1,905,944	44,789,684

Oil & Gas Equipment & Services–0.74%

Baker Hughes Inc.	1,621,188	104,501,778

Oil & Gas Exploration & Production–1.74%

Anadarko Petroleum Corp.	788,617	65,936,267
Apache Corp.	1,582,024	94,668,316
Canadian Natural Resources Ltd. (Canada)	2,782,240	85,872,434
		246,477,017

Other Diversified Financial Services–1.01%

Voya Financial, Inc.	3,147,164	142,598,001

Packaged Foods & Meats–0.84%

Mondelez International Inc. -Class A	2,762,798	114,904,769
Unilever N.V. -New York Shares (United Kingdom)	100,676	4,298,865
		119,203,634

Pharmaceuticals–5.22%

Eli Lilly and Co.	1,808,871	142,719,922
Merck & Co., Inc.	2,410,253	146,760,305
Novartis AG (Switzerland)	1,303,169	134,108,890
Novartis AG -ADR (Switzerland)	102,464	10,526,127
Pfizer Inc.	2,847,617	98,954,691
Sanofi (France)	1,018,769	99,853,427
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	1,761,962	105,893,916
		738,817,278

Publishing–0.54%

Thomson Reuters Corp.	1,902,197	75,965,503

Railroads–0.71%

CSX Corp.	2,970,200	101,224,416

	Shares	Value

Regional Banks–3.70%

BB&T Corp.	2,031,197	$80,171,346
Citizens Financial Group Inc.	4,386,949	117,745,711
Fifth Third Bancorp	4,631,546	93,742,491
First Horizon National Corp.	4,081,008	60,235,678
PNC Financial Services Group, Inc. (The)	1,795,893	171,849,001
		523,744,227

Security & Alarm Services–0.68%

Tyco International PLC	2,382,885	96,173,239

Semiconductor Equipment–0.75%

Applied Materials, Inc.	5,273,099	106,147,483

Semiconductors–1.54%

Broadcom Corp. -Class A	1,729,518	98,323,098
Intel Corp.	3,462,314	119,311,341
		217,634,439

Specialized Finance–0.46%

CME Group Inc. -Class A	685,397	64,564,397

Systems Software–1.61%

Microsoft Corp.	2,326,211	109,006,247
Symantec Corp.	4,838,049	119,136,957
		228,143,204

Technology Hardware, Storage & Peripherals–0.51%

NetApp, Inc.	2,158,527	72,094,802

Tobacco–0.76%

Philip Morris International Inc.	1,287,776	106,975,552

Wireless Telecommunication Services–0.72%

Vodafone Group PLC -ADR (United Kingdom)	2,629,063	102,612,329
Total Common Stocks & Other Equity Interests (Cost $6,967,503,277)		9,118,476,796

	Principal Amount

Bonds and Notes–20.46%

Advertising–0.03%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,200,740

Aerospace & Defense–0.07%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	4,355,000	4,310,668
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	1,938,000	1,772,431
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	4,071,667
		10,154,766

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Agricultural & Farm Machinery–0.10%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	$14,645,000	$14,629,645

Agricultural Products–0.20%

Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	23,703,000	23,820,567
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	3,940,000	4,861,546
		28,682,113

Air Freight & Logistics–0.31%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	4,310,000	4,585,353
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	8,875,000	9,497,639
UTi Worldwide Inc., Sr. Unsec. Conv. Bonds, 4.50%, 03/01/19	29,179,000	29,799,054
		43,882,046

Airlines–0.20%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 10/01/26	4,387,526	4,483,503
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/21	3,872,536	4,143,614
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/24	5,183,985	5,436,704
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 07/02/18	2,041,040	2,238,766
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/26	5,455,000	5,601,603
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	5,634,777	5,965,820
		27,870,010

Airport Services–0.04%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	6,220,000	6,131,754

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	3,638,000	3,680,945

Application Software–0.35%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/19	46,415,000	49,199,900

	Principal Amount	Value

Asset Management & Custody Banks–0.08%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	$4,260,000	$4,354,951
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(c)	3,975,000	4,102,818
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	3,217,000	3,256,658
		11,714,427

Automobile Manufacturers–0.18%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/18(c)	5,220,000	5,263,838
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	11,500,000	11,599,239
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 2.50%, 01/15/16	7,935,000	8,013,489
		24,876,566

Automotive Retail–0.11%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	6,415,000	6,783,067
5.75%, 05/01/20	7,393,000	8,311,484
		15,094,551

Biotechnology–0.41%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	21,842,000	32,926,815
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	4,735,000	5,014,400
4.63%, 05/15/44	13,875,000	13,966,242
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 2.05%, 04/01/19	6,515,000	6,601,731
		58,509,188

Brewers–0.11%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	3,745,000	3,747,487
FBG Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	11,890,000	11,901,176
		15,648,663

Broadcasting–0.45%

Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	3,000,000	2,984,367
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	61,171,000	60,941,609
		63,925,976

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Cable & Satellite–0.35%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	$1,605,000	$1,624,128
5.70%, 05/15/18	4,735,000	5,330,185
Sr. Unsec. Gtd. Notes, 4.40%, 08/15/35	7,245,000	7,477,742
6.45%, 03/15/37	2,465,000	3,130,338
Cox Communications, Inc., Sr. Unsec. Deb., 7.25%, 11/15/15	5,000,000	5,142,740
Sr. Unsec. Notes, 4.70%, 12/15/42(c)	4,980,000	4,628,838
6.25%, 06/01/18(c)	3,700,000	4,181,392
8.38%, 03/01/39(c)	655,000	883,097
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	1,370,000	1,338,058
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	3,320,000	3,781,687
5.95%, 04/01/41	3,365,000	4,068,278
Time Warner Cable, Inc., Sr. Unsec. Gtd. Deb., 5.88%, 11/15/40	7,235,000	7,302,969
		48,889,452

Catalog Retail–0.23%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Deb., 0.75%, 03/30/23(d)	15,395,000	24,699,353
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/34	8,810,000	8,382,852
		33,082,205

Coal & Consumable Fuels–0.04%

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	21,736,000	5,556,265

Commodity Chemicals–0.07%

Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	7,384,000	9,918,285

Communications Equipment–0.41%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	14,876,000	21,096,027
JDS Uniphase Corp., Sr. Unsec. Conv. Deb., 0.63%, 08/15/18(d)	31,263,000	32,083,654
QUALCOMM Inc., Sr. Unsec. Global Notes, 3.00%, 05/20/22	4,618,000	4,636,338
		57,816,019

Consumer Finance–0.35%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	3,423,000	3,437,692
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	27,545,000	27,719,938

	Principal Amount	Value

Consumer Finance –(continued)

Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	$17,827,000	$17,843,401
		49,001,031

Data Processing & Outsourced Services–0.08%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	4,954,000	5,129,369
Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	7,279,000	6,875,707
		12,005,076

Distillers & Vintners–0.02%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	3,480,000	3,336,410

Diversified Banks–2.04%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	21,928,000	22,561,039
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes, 1.38%, 01/22/16(c)	16,795,000	16,873,819
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Global Notes, 0.90%, 02/12/16	9,510,000	9,535,615
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	5,000,000	4,954,927
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	2,825,000	3,096,199
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	6,465,000	6,480,681
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	8,680,000	9,587,112
Barclays Bank PLC (United Kingdom), Series BKNT, Sr. Unsec. Global Notes, 6.75%, 05/22/19	8,500,000	9,989,910
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	6,875,000	7,129,499
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,311,513
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.25%, 10/15/24	5,010,000	5,116,112
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/23	5,000,000	4,963,432
5.30%, 05/06/44	2,765,000	2,987,328
6.68%, 09/13/43	8,000,000	10,125,704
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	6,536,000	7,418,775
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	9,671,441

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	$8,535,000	$9,552,957
HSBC Finance Corp., Sr. Unsec. Global Notes, 5.50%, 01/19/16	16,910,000	17,413,842
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	8,380,000	8,729,584
JPMorgan Chase & Co., Series S, Jr. Unsec. Sub. Notes, 6.75% (e)	2,170,000	2,373,437
Series V, Jr. Unsec. Sub. Global Notes, 5.00%,(e)	6,410,000	6,361,925
Series X, Jr. Unsec. Sub. Global Notes, 6.10%,(e)	10,895,000	11,289,944
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (e)	7,145,000	7,198,587
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,481,684
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	5,240,000	5,321,010
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	5,010,000	5,316,737
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	16,313,000	16,388,195
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	7,365,000	$7,595,418
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/44(c)	4,170,000	4,589,875
U.S. Bank N.A., Unsec. Sub. Notes, 2.28%, 04/29/20	8,200,000	8,214,719
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	2,070,000	2,076,642
Sr. Unsec. Notes, 3.90%, 05/01/45	14,525,000	13,613,215
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	4,515,000	4,633,230
4.65%, 11/04/44	14,430,000	14,261,566
		288,215,673

Diversified Chemicals–0.06%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	8,092,000	8,169,299

Diversified Metals & Mining–0.17%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	4,700,000	4,716,577
2.70%, 10/25/17(c)	4,700,000	4,779,641

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	$2,175,000	$2,830,406
9.00%, 05/01/19	5,240,000	6,576,692
Southern Copper Corp. (Mexico), Sr. Unsec. Global Notes, 5.25%, 11/08/42	4,250,000	3,840,177
6.75%, 04/16/40	1,695,000	1,809,189
		24,552,682

Diversified Real Estate Activities–0.05%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Yankee Notes, 4.00%, 01/15/25	7,670,000	7,720,695

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,692,907

Drug Retail–0.18%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/24	3,740,000	3,774,865
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/28	9,057,927	10,483,703
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/21	6,129,000	6,193,336
4.50%, 11/18/34	4,519,000	4,493,628
		24,945,532

Electric Utilities–0.48%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%,(c)(e)	8,670,000	9,105,234
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,379,649
4.88%, 01/22/44(c)	9,110,000	9,650,815
Georgia Power Co., Sr. Unsec. Notes, 3.00%, 04/15/16	8,795,000	8,974,277
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,551,078
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 2.60%, 09/01/15	14,910,000	14,982,455
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,224,349
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	473,114
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	15,960,000	16,044,229
		68,385,200

Electrical Components & Equipment–0.06%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	8,285,000	8,296,748

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Environmental & Facilities Services–0.03%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	$4,786,000	$4,604,534

Fertilizers & Agricultural Chemicals–0.04%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	3,055,000	3,064,077
3.38%, 07/15/24	2,085,000	2,074,996
		5,139,073

General Merchandise Stores–0.20%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	3,650,000	3,546,838
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	10,082,518
Sr. Unsec. Notes, 5.88%, 07/15/16	14,510,000	15,360,925
		28,990,281

Gold–0.01%

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	1,423,000	1,395,420

Health Care Distributors–0.15%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	9,400,000	9,599,308
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	11,085,000	11,203,405
		20,802,713

Health Care Equipment–0.54%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/44	7,465,000	7,885,877
Sr. Unsec. Global Notes, 3.88%, 05/15/24	6,825,000	7,075,170
Sr. Unsec. Notes, 2.68%, 12/15/19	3,198,000	3,249,454
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	7,055,000	7,231,788
Medtronic Inc., Sr. Unsec. Gtd. Global Notes, 4.00%, 04/01/43	5,720,000	5,520,629
4.63%, 03/15/44	5,490,000	5,751,354
Sr. Unsec. Gtd. Notes, 3.15%, 03/15/22(c)	10,944,000	11,140,554
4.38%, 03/15/35(c)	3,883,000	3,976,839
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	18,242,483
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 02/15/20(c)	6,201,000	6,778,468
		76,852,616

	Principal Amount	Value

Health Care Facilities–0.53%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	$24,795,000	$34,682,006
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	33,605,000	40,914,088
		75,596,094

Health Care REIT’s–0.18%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	5,085,000	5,103,784
4.20%, 03/01/24	4,690,000	4,811,921
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,706,887
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	2,080,000	2,380,950
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	4,710,000	4,754,830
4.25%, 03/01/22	1,905,000	2,013,970
		25,772,342

Health Care Services–0.24%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	9,380,000	9,383,879
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	12,659,000	12,931,219
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/22	6,132,000	6,147,768
4.70%, 02/01/45	2,694,000	2,600,392
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	3,535,000	3,556,187
		34,619,445

Homebuilding–0.06%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	10,130,000	8,927,787

Hotels, Resorts & Cruise Lines–0.01%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,225,000	1,248,701

Housewares & Specialties–0.09%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	12,185,000	13,050,415

Hypermarkets & Super Centers–0.03%

Wal-Mart Stores, Inc., Sr. Unsec. Global Note, 3.30%, 04/22/24	3,610,000	3,721,914
Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	967,179
		4,689,093

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Industrial Conglomerates–0.07%

General Electric Capital Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 6.00%, 08/07/19	$8,500,000	$9,897,090

Industrial Machinery–0.18%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	7,940,000	8,696,706
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/44	4,195,000	3,970,525
5.25%, 10/01/54	13,347,000	12,381,078
		25,048,309

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	3,960,000	4,221,295

Integrated Oil & Gas–0.24%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	5,302,000	5,367,586
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/18	14,553,000	14,603,987
1.72%, 06/24/18	5,275,000	5,330,620
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,703,725
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	1,969,078
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	3,379,000	3,442,682
		34,417,678

Integrated Telecommunication Services–0.49%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	90,030
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/22	5,334,000	5,241,212
3.40%, 05/15/25	5,603,000	5,415,672
4.50%, 05/15/35	4,755,000	4,500,660
5.35%, 09/01/40	2,077,000	2,110,475
6.15%, 09/15/34	3,675,000	4,147,870
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	5,420,000	5,422,726
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	3,600,000	4,636,768
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/34	3,285,000	3,191,423
5.01%, 08/21/54	6,727,000	6,361,795
5.15%, 09/15/23	4,525,000	5,051,957
6.40%, 09/15/33	1,352,000	1,588,872
6.40%, 02/15/38	3,500,000	4,174,350
Sr. Unsec. Notes, 4.52%, 09/15/48(c)	19,069,000	17,328,887
		69,262,697

	Principal Amount	Value

Internet Retail–0.07%

Amazon.com, Inc., Sr. Unsec. Global Notes, 0.65%, 11/27/15	$9,220,000	$9,226,874

Investment Banking & Brokerage–1.90%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 2.63%, 01/31/19	5,200,000	5,295,425
5.25%, 07/27/21	5,510,000	6,221,404
6.15%, 04/01/18	10,325,000	11,537,930
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,356,529
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,625,671
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	61,461,000	89,420,838
1.00%, 09/28/20(c)(g)	59,890,000	67,458,299
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	30,876,000	31,647,900
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	11,653,000	11,350,261
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,478,737
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	8,140,000	10,331,060
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	12,875,000	12,936,427
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	9,966,721
		269,627,202

IT Consulting & Other Services–0.00%

International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	119,833

Life & Health Insurance–0.12%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,163,280
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	4,010,000	4,276,142
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	5,030,000	5,089,664
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	3,475,000	4,412,666
		16,941,752

Managed Health Care–0.21%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	9,990,000	10,769,395
Anthem, Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	19,318,000	19,352,241
		30,121,636

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Movies & Entertainment–0.13%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/19	$11,374,000	$12,518,509
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	2,841,182
Viacom Inc., Sr. Unsec. Global Deb., 4.85%, 12/15/34	3,527,000	3,417,148
		18,776,839

Multi-Line Insurance–0.21%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	3,855,000	3,885,366
4.38%, 01/15/55	7,405,000	7,020,214
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(c)	9,460,000	9,653,277
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(c)	9,220,000	9,537,150
		30,096,007

Multi-Utilities–0.03%

Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	4,395,000	4,256,074

Office REIT’s–0.06%

Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	1,650,000	1,671,802
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	6,115,000	6,295,573
		7,967,375

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	5,065,000	5,237,863

Oil & Gas Drilling–0.08%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,156,232
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.40%, 12/01/42	3,671,000	3,049,731
5.85%, 01/15/44	7,719,000	6,709,169
		10,915,132

Oil & Gas Equipment & Services–0.09%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	11,911,000	12,186,442

Oil & Gas Exploration & Production–0.75%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	18,562,000	14,443,556

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/21	$8,738,000	$8,910,532
4.15%, 11/15/34	9,367,000	9,437,173
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	4,368,000	4,415,548
3.25%, 05/15/22	1,655,000	1,660,468
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	21,730,000	21,734,759
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	7,940,000	8,161,586
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	7,850,917
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/22	6,279,000	$6,279,998
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	24,746,000	22,843,651
		105,738,188

Oil & Gas Storage & Transportation–0.72%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/35	3,640,000	3,452,480
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/40	555,000	670,209
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,889,000	3,252,365
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	3,770,000	3,820,018
3.20%, 02/01/16	21,585,000	21,916,060
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,096,015
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	5,398,000	5,254,991
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,363,362
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,625,378
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/45	5,468,000	5,148,341
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	8,165,000	7,902,516
5.50%, 02/15/20	5,405,000	6,040,958
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	4,893,801
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	9,710,000	10,123,923
Williams Partners L.P., Sr. Unsec. Global Notes, 5.10%, 09/15/45	9,003,000	8,507,263
5.40%, 03/04/44	9,000,000	8,726,404
		101,794,084

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Other Diversified Financial Services–0.07%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	$9,335,000	$9,342,925

Packaged Foods & Meats–0.36%

General Mills Inc., Sr. Unsec. Global Notes, 0.88%, 01/29/16	9,115,000	9,126,754
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/19	8,595,000	8,652,616
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	7,565,000	7,706,768
Mondelez International, Inc., Sr. Unsec. Global Notes, 4.13%, 02/09/16	20,000,000	20,455,200
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/34	2,136,000	2,256,886
5.15%, 08/15/44	2,202,000	2,394,008
		50,592,232

Paper Packaging–0.08%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	11,003,000	11,645,036

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,206,189

Pharmaceuticals–0.73%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	30,195,000	30,251,555
4.50%, 05/14/35	7,233,000	7,257,835
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/17	9,281,000	9,347,187
4.55%, 03/15/35	2,770,000	2,736,982
4.85%, 06/15/44	9,265,000	9,302,722
Allergan, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/01/16	9,117,000	9,483,257
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(c)	6,079,000	6,212,778
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	14,556,000	17,421,712
Merck & Co., Inc., Sr. Unsec. Global Notes, 3.70%, 02/10/45	3,535,000	3,259,852
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/18	3,945,000	3,966,790
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	4,101,000	4,029,928
		103,270,598

Property & Casualty Insurance–0.28%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,671,234
Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	509,129

	Principal Amount	Value

Property & Casualty Insurance–(continued)

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	$6,360,000	$6,430,866
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	4,185,000	4,320,086
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	8,381,000	9,962,914
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	6,455,000	6,998,104
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,420,034
		39,312,367

Railroads–0.24%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/43	19,380,000	21,669,873
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	1,942,099
Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/45	4,410,000	4,429,637
4.85%, 06/15/44	5,560,000	6,219,630
		34,261,239

Regional Banks–0.41%

BB&T Corp., Series A, Sr. Unsec. Medium-Term Notes, 3.20%, 03/15/16	17,762,000	18,086,734
Fifth Third Bancorp, Sr. Unsec. Notes, 3.63%, 01/25/16	14,875,000	15,143,278
PNC Bank, N.A., Sr. Unsec. Notes, 1.30%, 10/03/16	10,695,000	10,752,646
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	14,080,000	14,102,732
		58,085,390

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	7,510,000	8,140,810

Renewable Electricity–0.04%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	5,806,000	5,983,054

Research & Consulting Services–0.04%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/45	5,065,000	5,174,652

Semiconductor Equipment–0.38%

Lam Research Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/25	6,120,000	6,067,169
Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	47,968,498
		54,035,667

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Semiconductors–0.75%

Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	$18,228,000	$19,059,652
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	31,699,000	35,819,870
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	42,110,000	51,400,519
		106,280,041

Soft Drinks–0.23%

PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	6,320,000	6,631,197
Sr. Unsec. Notes, 2.50%, 05/10/16	25,410,000	25,877,429
		32,508,626

Specialized Finance–0.12%

Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/24	4,355,000	4,447,544
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	9,185,000	9,916,429
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,615,901
		16,979,874

Steel–0.19%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.60%, 06/01/19	7,005,000	8,546,100
Sr. Unsec. Global Notes, 4.50%, 08/05/15	8,775,000	8,824,359
6.13%, 06/01/18	390,000	419,757
7.50%, 03/01/41	2,225,000	2,244,580
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	4,655,000	5,025,431
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	1,325,000	1,155,863
		26,216,090

Systems Software–0.31%

FireEye, Inc., Series A, Sr. Unsec. Conv. Notes, 1.00%, 06/01/20(c)(d)	4,673,000	4,912,491
Series B, Sr. Unsec. Conv. Notes, 1.63%, 06/01/22(c)(d)	4,089,000	4,301,117
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	4,259,000	3,951,999
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	23,004,000	24,312,352
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	6,045,000	6,100,901
		43,578,860

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–0.52%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	$7,303,000	$7,108,408
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	55,749,000	57,944,117
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	890,000	908,913
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(c)	7,094,000	7,333,422
		73,294,860

Thrifts & Mortgage Finance–0.44%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	6,962,000	11,339,358
5.00%, 05/01/17	24,396,000	27,674,212
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	4,063,000	6,924,876
3.00%, 11/15/17	10,019,000	16,161,899
		62,100,345

Tobacco–0.15%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	5,138,000	5,188,270
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	3,940,000	4,110,332
4.88%, 11/15/43	11,740,000	12,572,842
		21,871,444

Trucking–0.05%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	7,435,000	7,509,060

Wireless Telecommunication Services–0.17%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	6,610,000	6,408,289
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,526,949
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/20(c)	6,300,000	7,166,250
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	6,080,000	5,990,737
		24,092,225
Total Bonds and Notes (Cost $2,741,137,055)		2,897,807,237

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

U.S. Treasury Securities–5.20%

U.S. Treasury Bills–0.01%

0.00%, 08/20/15(h)(i)	$5,000	$5,000
0.08%, 08/20/15(h)(i)	1,950,000	1,950,000
		1,955,000

U.S. Treasury Notes–4.95%

2.00%, 04/30/16	17,445,000	17,718,383
1.75%, 05/31/16	950,000	963,555
0.50%, 04/30/17	37,505,000	37,449,958
0.88%, 04/30/17	2,000,000	2,011,441
0.63%, 05/31/17	4,410,000	4,411,706
1.00%, 05/15/18	73,025,000	73,192,715
1.25%, 01/31/19	23,000,000	23,060,591
3.63%, 08/15/19	58,350,000	63,835,700
3.38%, 11/15/19	10,000,000	10,855,816
1.38%, 04/30/20	235,247,600	234,062,297
1.50%, 05/31/20	39,985,000	40,014,790
2.13%, 05/15/25	193,299,000	193,402,582
		700,979,534

U.S. Treasury Bonds–0.24%

2.50%, 02/15/45	36,676,300	33,785,207
Total U.S. Treasury Securities (Cost $727,254,892)		736,719,741

	Shares

Preferred Stocks–1.02%

Asset Management & Custody Banks–0.22%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	438,000	26,991,750
State Street Corp. Series D, 5.90% Pfd.	185,395	4,870,327
		31,862,077

Diversified Banks–0.03%

Wells Fargo & Co., 5.85% Pfd.	142,800	3,692,808

Oil & Gas Storage & Transportation–0.37%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	875,900	52,536,482

Regional Banks–0.40%

KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	55,949,838
Total Preferred Stocks (Cost $106,893,071)		144,041,205

	Principal Amount

U.S. Government Sponsored Agency Securities–0.68%

Federal Home Loan Mortgage Corp. (FHLMC)–0.34%

Unsec. Global Notes, 4.88%, 06/13/18	$33,680,000	37,610,203
6.75%, 03/15/31	7,000,000	10,339,200
		47,949,403

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.34%

Unsec. Global Notes, 4.38%, 10/15/15	$38,850,000	$39,468,142
6.63%, 11/15/30	6,315,000	9,219,629
		48,687,771
Total U.S. Government Sponsored Agency Securities(Cost $97,504,798)		96,637,174

Municipal Obligations–0.07%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	2,600,000	3,282,266
Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	4,980,000	6,122,412
Total Municipal Obligations (Cost $7,640,528)		9,404,678

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 05/01/29	2	2
5.50%, 02/01/37	91	103
		105

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 7.00%, 07/01/18 to 07/01/32	43,433	46,608
5.50%, 03/01/21	116	126
8.00%, 08/01/21	3,115	3,309
		50,043

Government National Mortgage Association (GNMA)–0.00%

Pass Through Ctfs., 8.00%, 04/15/26 to 01/20/31	34,180	37,294
7.50%, 12/20/30	2,173	2,715
		40,009
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $85,543)		90,157

	Shares

Money Market Funds–9.61%

Liquid Assets Portfolio –Institutional Class (j)	680,943,659	680,943,659

Premier Portfolio –Institutional Class (j)	680,943,659	680,943,659
Total Money Market Funds (Cost $1,361,887,318)		1,361,887,318
TOTAL INVESTMENTS–101.42% (Cost $12,009,906,482)		14,365,064,306
OTHER ASSETS LESS LIABILITIES–(1.42)%		(201,098,205)
NET ASSETS–100.00%		$14,163,966,101

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Disc.	—Discounted
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred

RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $518,484,679, which represented 3.66% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Exchangeable for a basket of four common stocks and one ordinary Share.

(g)	Exchangeable for a basket of five common shares.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Equity and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Equity and Income Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment Securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equity and Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$10,026,407,303	$597,998,016	$—	$10,624,405,319
U.S. Treasury Securities	—	736,719,741	—	736,719,741
Corporate Debt Securities	—	2,897,807,237	—	2,897,807,237
U.S. Government Sponsored Agency Securities	—	96,727,331	—	96,727,331
Municipal Obligations	—	9,404,678	—	9,404,678
	10,026,407,303	4,338,657,003	—	14,365,064,306
Forward Foreign Currency Contracts*	—	9,451,771	—	9,451,771
Futures Contracts*	(634,824)	—	—	(634,824)
Total Investments	$10,025,772,479	$4,348,108,774	$—	$14,373,881,253

* Unrealized appreciation (depreciation).

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/19/2015	Bank of New York Mellon (The)	CAD	73,938,943	USD	60,479,774	$59,441,409	$1,038,365
06/19/2015	State Street Bank and Trust Co.	CAD	73,973,582	USD	60,493,906	59,469,256	1,024,650
06/19/2015	Bank of New York Mellon (The)	CHF	50,350,791	USD	53,795,304	53,612,414	182,890
06/19/2015	State Street Bank and Trust Co.	CHF	50,397,062	USD	53,857,975	53,661,683	196,292
06/19/2015	Bank of New York Mellon (The)	EUR	114,554,986	USD	127,657,212	125,853,750	1,803,462
06/19/2015	State Street Bank and Trust Co.	EUR	114,680,110	USD	127,859,148	125,991,215	1,867,933
06/19/2015	Bank of New York Mellon (The)	GBP	72,972,577	USD	113,191,777	111,519,173	1,672,604
06/19/2015	State Street Bank and Trust Co.	GBP	73,179,857	USD	113,499,031	111,835,946	1,663,085
06/19/2015	State Street Bank and Trust Co.	ILS	145,984,413	USD	37,713,397	37,718,854	(5,457)
06/19/2015	Bank of New York Mellon (The)	ILS	145,695,110	USD	37,626,023	37,644,105	(18,082)
06/19/2015	State Street Bank and Trust Co.	USD	30,337,218	EUR	27,637,328	30,363,247	26,029
Total open forward foreign currency contracts-currency risk							$9,451,771

Currency Abbreviations:

CAD — Canadian Dollar

CHF – Swiss Franc

EUR — Euro

GBP — British Pound Sterling

ILS—Israeli Shekel

USD — U.S. Dollar

Invesco Equity and Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	594	September-2015	$(71,117,578)	$(224,045)
U.S. Treasury 10 Year Notes	Short	918	September-2015	(117,217,125)	(410,779)
Total Futures Contracts - Interest Rate Risk					$(634,824)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $3,124,017,234 and $2,962,504,897, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $3,546,837,921 and $3,519,667,598, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,532,302,172
Aggregate unrealized (depreciation) of investment securities	(228,017,017)
Net unrealized appreciation of investment securities	$2,304,285,155
Cost of investments for tax purposes is $12,060,779,151.

Invesco Equity and Income Fund

Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	FLR-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–90.55%(a)(b)

Aerospace & Defense–2.52%

BE Aerospace Inc., Term Loan	4.00%	12/16/21	$2,085	$2,108,480
Camp International Holding Co., First Lien Term Loan	4.75%	05/31/19	3,686	3,703,560
Second Lien Term Loan	8.25%	11/30/19	258	259,758
Consolidated Aerospace Manufacturing, LLC, Term Loan	5.00%	03/27/20	317	319,454
Term Loan	5.00%	03/27/20	979	984,873
DAE Aviation Holdings, Inc., Term Loan B-1	5.00%	11/02/18	4,079	4,098,468
Term Loan B-2	5.00%	11/02/18	939	943,897
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/06/21	963	968,228
IAP Worldwide Services, Revolver Loan(c)	0.00%	07/18/18	877	839,427
Second Lien Term Loan (Acquired 08/18/14; Cost $942,065)	8.00%	07/18/19	1,028	956,417
Landmark U.S. Holdings LLC, Canadian Term Loan	4.75%	10/25/19	246	247,497
First Lien Term Loan	4.75%	10/25/19	6,191	6,235,892
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	1,844	1,824,677
Science Applications International Corp., Incremental Term Loan B	3.75%	05/04/22	2,828	2,845,901
Sequa Corp., Term Loan	5.25%	06/19/17	9,025	8,005,599
Transdigm Inc., Term Loan C	3.75%	02/28/20	11,617	11,611,775
Term Loan D	3.75%	06/04/21	7,027	7,030,628
Term Loan E	3.50%	05/14/22	10,254	10,199,502
				63,184,033

Air Transport–0.56%

American Airlines, Inc., Term Loan	3.50%	06/26/20	3,776	3,776,440
Delta Air Lines, Inc., Revolver Loan(c)	0.00%	04/20/16	8,237	8,126,790
Revolver Loan(c)	0.00%	10/18/17	1,145	1,114,330
United Continental Holdings, Inc., Term Loan B-1	3.75%	09/15/21	962	966,734
				13,984,294

Automotive–4.54%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	4,794	4,806,405
Allison Transmission, Inc., Term Loan B-3	3.50%	08/23/19	2,218	2,230,979
American Tire Distributors, Inc., Term Loan	5.25%	09/01/21	8,633	8,732,362
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/17	4,777	4,613,608
BBB Industries, LLC, First Lien Term Loan	6.00%	11/03/21	2,363	2,386,255
Second Lien Term Loan	9.75%	11/03/22	1,033	1,003,673
Dealer Tire, LLC, Term Loan	5.50%	12/22/21	2,578	2,612,316
Dexter Axle Co., Term Loan	4.50%	02/28/20	3,456	3,457,906
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	33,133	33,112,358
Gates Global, LLC, Term Loan	4.25%	07/05/21	8,959	8,936,189
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	2,846	2,872,439
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	2,422	2,433,946
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21	2,361	2,380,584
Midas Intermediate Holdco II, LLC, Delayed Draw Term Loan	4.50%	08/18/21	236	238,370
Term Loan	4.50%	08/18/21	2,094	2,115,537
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/21	3,210	3,221,325
TI Group Automotive Systems, LLC, Term Loan	4.25%	07/02/21	12,731	12,770,672

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	$5,936	$5,943,610
Transtar Holding Co., First Lien Term Loan	5.75%	10/09/18	4,645	4,633,117
Second Lien Term Loan	10.00%	10/09/19	1,654	1,616,410
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/21	1,985	1,998,948
Second Lien Term Loan (Acquired 09/16/14-10/09/14; Cost $1,396,391)	8.25%	09/19/22	1,406	1,420,112
				113,537,121

Beverage and Tobacco–0.13%

Winebow Holdings, Inc., First Lien Term Loan	4.75%	07/01/21	1,867	1,857,676
Second Lien Term Loan	8.50%	12/31/21	1,508	1,462,934
				3,320,610

Building & Development–2.40%

ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	4,630	4,633,193
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	4,080	4,162,813
Distribution International, Inc., First Lien Term Loan	6.00%	12/15/21	2,128	2,143,948
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan (Acquired 08/09/12; Cost $10,794) (c)	0.00%	02/28/17	11	7,016
PIK Exit Revolver Loan (Acquired 05/15/12-03/31/15; Cost $151,037) (d)	5.00%	02/28/17	151	98,174
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	1,165	1,174,292
Mueller Water Products, Inc., Term Loan	4.00%	11/25/21	105	106,338
Nortek, Inc., Incremental Term Loan 1 (e)	—%	10/30/20	2,404	2,401,301
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/28/20	10,178	10,199,481
Re/Max International, Inc., Term Loan	4.25%	07/31/20	2,755	2,760,147
Realogy Corp., Revolver Loan(c)	0.00%	03/05/18	5,984	5,774,207
Synthetic LOC (Acquired 11/18/11-08/08/12; Cost $1,308)	4.43%	10/10/16	—	289
Term Loan B	3.75%	03/05/20	25,399	25,466,169
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	1,075	1,079,354
				60,006,722

Business Equipment & Services–9.32%

Accelya International S.A. (Luxembourg), Term Loan A-1	5.01%	03/06/20	2,433	2,447,873
Term Loan A-2	5.01%	03/06/20	842	846,849
Acosta, Inc., Term Loan B-1	4.25%	09/26/21	6,616	6,645,397
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/19	13,800	13,873,872
Incremental Term Loan B-2	4.25%	07/08/20	20,974	21,043,205
Second Lien Term Loan	8.50%	03/03/21	18,548	19,040,354
AVSC Holding Corp., First Lien Term Loan	4.50%	01/24/21	2,471	2,479,977
Brickman Group Ltd. LLC, First Lien Term Loan	4.00%	12/18/20	1,765	1,766,012
Second Lien Term Loan	7.50%	12/17/21	1,110	1,121,750
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	225	224,671
Caraustar Industries, Inc., Incremental Term Loan	8.00%	05/01/19	404	408,393
Term Loan	8.00%	05/01/19	5,843	5,878,022
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/22	4,379	3,437,134
Term Loan B	4.50%	04/09/21	7,511	6,821,126
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/22	3,931	3,960,285
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/19	4,602	4,354,343
Second Lien Term Loan	8.75%	12/21/20	576	507,259

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	$3,809	$3,818,517
First Data Corp., Second Lien Term Loan	3.68%	03/24/17	10,405	10,407,809
Second Lien Term Loan	3.68%	09/24/18	4,016	4,020,016
Term Loan	3.68%	03/24/18	28,639	28,657,322
Term Loan	4.18%	03/24/21	10,000	10,048,750
Genesys Telecom Holdings, U.S., Inc., Term Loan	4.00%	02/08/20	787	787,776
Term Loan 2	4.50%	11/13/20	3,433	3,448,631
Information Resources, Inc., Term Loan	4.75%	09/30/20	464	467,808
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/22	306	300,703
Term Loan	4.25%	01/27/21	1,716	1,703,273
Intertrust Group Holding B.V. (Netherlands), Second Lien Term Loan 2	8.00%	04/16/22	3,172	3,192,863
Term Loan B-5	4.53%	04/16/21	1,746	1,755,314
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/22	2,541	2,571,840
Term Loan	4.25%	07/23/21	9,355	9,367,734
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/19	1,000	1,005,360
Second Lien Term Loan	9.75%	04/30/20	1,710	1,772,117
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/21	2,369	2,384,235
LS Deco LLC, Term Loan B (e)	—%	05/21/22	2,035	2,051,776
Nuance Communications, Inc., Term Loan C	2.94%	08/07/19	6,075	6,052,711
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	3,343	3,339,304
ServiceMaster Co., (The), Term Loan	4.25%	07/01/21	1,407	1,413,096
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	20,274	20,286,817
SunGard Data Systems Inc., Term Loan C	3.93%	02/28/17	791	792,956
TNS Inc., First Lien Term Loan	5.00%	02/14/20	4,108	4,123,165
Second Lien Term Loan	9.00%	08/14/20	241	239,588
Trans Union LLC, Revolver Loan(c)	0.00%	04/09/19	1,044	1,033,747
Revolver Loan	3.75%	04/09/19	845	836,842
Term Loan	4.00%	04/09/21	1,164	1,162,976
Term Loan B-2(e)	—%	04/09/21	9,426	9,410,101
Wash MultiFamily Laundry Systems, LLC, First Lien Term Loan(e)	—%	05/13/22	245	246,130
First Lien Term Loan(e)	—%	05/13/22	1,398	1,405,421
Second Lien Term Loan(e)	—%	05/12/23	222	225,217
Second Lien Term Loan(e)	—%	05/12/23	39	39,446
				233,225,883

Cable & Satellite Television–2.73%

Altice Financing SA (Luxembourg), Term Loan	5.25%	02/04/22	3,874	3,924,375
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/20	2,749	2,766,584
MCC Iowa LLC, Term Loan H	3.25%	01/29/21	3,252	3,244,274
Term Loan J	3.75%	06/30/21	1,858	1,862,178
Mediacom Illinois LLC, Term Loan E	3.15%	10/23/17	1,918	1,918,189
Term Loan G	3.75%	06/30/21	2,249	2,253,915
Quebecor Media Inc. (Canada), Term Loan B-1	3.25%	08/17/20	2,473	2,459,201
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	7,603	7,594,483
Term Loan F(e)	—%	06/30/23	8,324	8,307,425
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/19	8,106	8,116,591

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Cable & Satellite Television–(continued)

Term Loan B-1	3.75%	07/17/17	$923	$923,812
Ziggo B.V. (Netherlands), Term Loan B-1	3.50%	01/15/22	9,274	9,250,356
Term Loan B-2	3.50%	01/15/22	5,976	5,961,104
Term Loan B-3	3.50%	01/15/22	9,829	9,803,887
				68,386,374

Chemicals & Plastics–4.13%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/19	568	570,556
Term Loan B-2	4.50%	10/03/19	295	296,044
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	1,976	1,758,217
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/07/22	1,174	1,183,583
Chemours Co. (The), Term Loan B	3.75%	05/12/22	4,050	4,062,262
Chemstralia Finco LLC, Term Loan (Acquired 02/09/15; Cost $4,554,814)	7.25%	02/28/22	4,785	4,809,041
Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/19	346	346,205
Second Lien Term Loan	8.25%	06/02/20	815	796,723
Citadel Plastics Holdings, Inc., First Lien Term Loan	5.25%	11/05/20	1,195	1,194,761
Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.50%	09/07/21	6,275	6,301,104
Second Lien Term Loan B-2	8.25%	09/06/22	3,449	3,410,154
Term Loan C	4.50%	09/07/21	1,037	1,041,646
Constantinople Acquisition GmbH (Austria), Term Loan B-1	4.75%	04/29/22	275	277,558
Term Loan B-2	4.75%	04/29/22	1,413	1,425,297
Eco Services Operations LLC, Term Loan	4.75%	12/04/21	2,195	2,195,206
Ferro Corp., Term Loan (Acquired 08/04/14; Cost $1,356,109)	4.00%	07/31/21	1,362	1,362,170
Gemini HDPE LLC, Term Loan	4.75%	08/07/21	1,610	1,621,893
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	2,030	2,033,324
Huntsman International, LLC, Incremental Term Loan	3.75%	08/12/21	6,742	6,772,127
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	13,741	13,762,422
Term Loan	4.25%	03/31/22	3,325	3,333,899
MacDermid, Inc., First Lien Term Loan B	4.50%	06/07/20	5,904	5,942,055
Term Loan B-2	4.75%	06/07/20	1,993	2,008,637
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	2,513	2,516,907
Otter Products, LLC, Term Loan B	5.75%	06/03/20	6,157	6,176,541
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/20	5,507	5,330,328
Second Lien Term Loan	8.25%	07/15/20	1,557	1,441,955
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22	788	788,122
Term Loan	4.75%	06/16/21	1,619	1,623,143
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/19	6,974	7,079,025
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,610	1,610,852
Trinseo Materials Finance, Inc., Term Loan B	4.25%	11/05/21	1,409	1,415,332
Univar Inc., Term Loan B	5.00%	06/30/17	5,002	5,002,155
WNA Holdings, Inc., Second Lien Term Loan	8.50%	12/07/20	642	639,844
Term Loan	4.50%	06/07/20	1,347	1,346,518
Term Loan	4.50%	06/07/20	1,973	1,972,067
				103,447,673

Clothing & Textiles–0.31%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan	5.50%	05/27/21	3,346	3,366,916
Second Lien Term Loan	9.00%	05/27/22	1,605	1,625,297

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Clothing & Textiles–(continued)

Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/11/21	$2,808	$2,823,937
				7,816,150

Conglomerates–0.40%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/20	3,282	3,302,198
Term Loan B-2	4.25%	08/30/20	333	335,039
Term Loan B-3	4.25%	08/30/20	988	994,181
Epiq Systems, Inc., Term Loan (Acquired 08/23/13-04/24/15; Cost $5,332,133)	4.50%	08/27/20	5,363	5,362,780
				9,994,198

Containers & Glass Products–1.85%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	10/01/22	760	770,620
Term Loan	4.50%	10/01/21	3,033	3,038,450
Berry Plastics Group, Inc., Term Loan D	3.50%	02/08/20	16,593	16,589,999
BWAY Holding Company, Term Loan	5.50%	08/14/20	7,312	7,357,362
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,244	1,239,916
Devix US, Inc., First Lien Term Loan B	4.25%	05/02/21	1,857	1,865,333
Exopack Holdings S.A., Term Loan B-1	4.50%	05/08/19	2,838	2,851,727
Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/20	3,854	3,884,954
Second Lien Term Loan	10.00%	05/09/21	786	781,247
Klockner Pentaplast of America, Inc., Term Loan	5.00%	04/28/20	1,267	1,275,207
Term Loan	5.00%	04/28/20	542	544,960
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/22	415	415,665
Term Loan B-1	4.25%	10/01/21	611	613,020
Reynolds Group Holdings Inc., Incremental Term Loan	4.50%	12/01/18	1,574	1,583,297
Tekni-Plex, Inc., Second Lien Term Loan(e)	—%	06/01/23	1,247	1,254,342
Term Loan B-1(e)	—%	06/01/22	2,175	2,182,488
				46,248,587

Cosmetics & Toiletries–0.47%

Nice-Pak Products, Inc., Term Loan (Acquired 06/11/14; Cost $415,776)	8.25%	06/18/15	416	403,745
Prestige Brands, Inc., Term Loan B-3	3.50%	09/03/21	2,395	2,403,037
Revlon Consumer Products Corp., Term Loan	4.00%	10/08/19	2,434	2,452,749
Vogue International LLC, Term Loan B	5.75%	02/14/20	6,327	6,397,861
				11,657,392

Drugs–2.74%

BPA Laboratories, First Lien Term Loan	2.78%	07/01/17	1,202	994,792
Second Lien Term Loan	2.78%	07/01/17	1,045	893,716
Concordia Healthcare Corp. (Canada), Term Loan	4.75%	04/21/22	2,231	2,253,719
eResearchTechnology, Inc., Term Loan	5.50%	05/08/22	2,874	2,881,045
Grifols Worldwide Operations USA, Inc., Term Loan B	3.19%	02/27/21	13,255	13,305,780
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21	25,027	17,581,689
Valeant Pharmaceuticals International, Inc. (Canada), Series C-2 Term Loan B	3.50%	12/11/19	7,649	7,666,927
Series E-1 Term Loan B	3.50%	08/05/20	16,968	16,994,782
Series F-1 Term Loan B	4.00%	04/01/22	6,098	6,122,888
				68,695,338

Ecological Services & Equipment–0.23%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	4,496	4,482,905

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ecological Services & Equipment–(continued)

PSSI Holdings LLC, Term Loan	5.00%	12/02/21	$110	$110,370
Waste Industries USA, Inc., Term Loan	4.25%	02/27/20	1,148	1,156,831
				5,750,106

Electronics & Electrical–7.42%

4L Technologies Inc., Term Loan	5.50%	05/08/20	10,546	10,447,412
Accuvant Finance LLC, Term Loan	6.25%	01/28/22	3,626	3,644,563
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	2,512	2,529,704
Black Knight InfoServ, LLC, Term Loan B (e)	—%	05/27/22	945	951,275
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	10,077	10,085,056
Blue Coat Holdings, Inc., Term Loan	4.50%	05/20/22	2,321	2,327,354
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,540	1,515,819
Carros US LLC, Term Loan	4.50%	09/30/21	1,233	1,237,639
Compuware Corp., Term Loan B-1	6.25%	12/15/19	3,457	3,415,494
Term Loan B-2	6.25%	12/15/21	1,176	1,154,848
DEI Sales, Inc., Term Loan	5.75%	07/13/17	1,955	1,735,418
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	9,074	9,133,869
Diamond US Holding LLC, Term Loan	4.75%	12/17/21	2,727	2,743,854
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	3,281	3,287,891
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	29,457	29,583,926
Infor (US), Inc., Term Loan B-3	3.75%	06/03/20	6,188	6,168,473
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/21	2,855	2,876,466
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	9,148	9,164,468
Mirion Technologies, Inc., Term Loan	5.75%	03/31/22	3,399	3,419,879
MSC.Software Corp., First Lien Term Loan	5.00%	05/29/20	1,610	1,606,112
Second Lien Term Loan (Acquired 05/28/14; Cost $795,718)	8.50%	06/01/21	803	786,564
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/20	2,493	2,515,098
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,871	1,881,231
Omnitracs, Inc., Term Loan	4.75%	11/25/20	4,874	4,907,494
Peak 10, Inc., First Lien Term Loan	5.00%	06/17/21	1,317	1,325,264
Second Lien Term Loan	8.25%	06/17/22	788	767,939
Riverbed Technology, Inc., Term Loan	6.00%	04/24/22	7,273	7,356,629
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/18	16,585	16,182,041
Second Lien Term Loan	11.25%	12/20/19	602	567,366
Ship Luxco 3 S.a.r.l., (Luxembourg) Term Loan	4.50%	11/30/19	3,712	3,735,026
Term Loan B-2A-II	5.25%	11/30/19	1,500	1,513,125
Term Loan C-2	4.75%	11/29/19	2,401	2,420,558
SkillSoft Corp., Term Loan	5.75%	04/28/21	13,827	13,654,382
Sybil Software LLC, Term Loan	4.75%	03/20/20	1,042	1,050,826
TTM Technologies, Inc., Term Loan B (e)	—%	05/31/21	6,906	6,874,190
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	12,911	13,081,258
				185,648,511

Equipment Leasing–0.25%

Flying Fortress Inc., Term Loan	3.50%	04/30/20	1,715	1,721,306
IBC Capital US LLC, Second Lien Term Loan	8.00%	09/09/22	1,422	1,426,017
Term Loan	4.75%	09/09/21	3,078	3,091,580
				6,238,903

Financial Intermediaries–1.11%

Bankruptcy Management Solutions, Inc., Term Loan B	7.00%	06/27/18	22	19,928
iPayment Inc., Term Loan	6.75%	05/08/17	3,978	3,970,433

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Financial Intermediaries–(continued)

MoneyGram International, Inc., Term Loan	4.25%	03/27/20	$13,527	$13,022,734
RJO Holdings Corp., Term Loan	6.94%	12/10/15	1,610	1,512,335
RPI Finance Trust, Term Loan B-4	3.50%	11/09/20	6,732	6,750,958
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	2,510	2,524,431
				27,800,819

Food & Drug Retailers–1.18%

Albertson’s LLC, Term Loan B-4	5.50%	08/25/21	16,050	16,176,216
Demoulas Super Markets, Inc., Term Loan A (Acquired 11/25/14-05/15/15; Cost $3,972,002)	3.94%	12/09/19	3,999	3,988,811
Supervalu Inc., Term Loan	4.50%	03/21/19	9,237	9,277,292
				29,442,319

Food Products–3.55%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/17	6,619	6,671,781
Second Lien Term Loan	9.50%	10/10/17	524	531,371
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	2,993	3,000,621
Charger OpCp B.V., Term Loan B-1	3.50%	07/23/21	10,769	10,813,367
CSM Bakery Solutions LLC, First Lien Term Loan	5.00%	07/03/20	6,748	6,767,160
Second Lien Term Loan	8.75%	07/03/21	2,515	2,396,008
Del Monte Foods, Inc., First Lien Term Loan	4.25%	02/18/21	168	160,732
Second Lien Term Loan	8.25%	08/18/21	3,153	2,882,632
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	487	487,873
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	10,852	10,927,916
H.J. Heinz Co., Revolver Loan (c)	0.00%	06/07/18	10,581	10,511,668
Hearthside Group Holdings, LLC, Revolver Loan(c)	0.00%	06/02/19	2,701	2,691,880
Term Loan	4.50%	06/02/21	4,477	4,498,435
JBS USA, LLC, Term Loan	3.75%	05/25/18	6,906	6,915,099
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	3,835	3,897,327
Onex Wizard US Acquisition Inc., Term Loan	4.25%	03/13/22	7,535	7,581,672
Post Holdings, Inc., Incremental Term Loan A	3.75%	06/02/21	2,275	2,272,586
Revolver Loan(c)	0.00%	01/29/19	3,566	3,551,288
QCE LLC, PIK Term Loan (d)	15.00%	07/01/19	6	2,015
Shearer’s Foods, LLC, First Lien Term Loan	4.50%	06/30/21	1,828	1,834,579
Second Lien Term Loan	7.75%	06/30/22	457	455,584
				88,851,594

Food Service–1.15%

Aramark Corp., LOC	3.68%	07/26/16	82	81,853
Portillo’s Holdings, LLC, First Lien Term Loan B	4.75%	08/02/21	2,153	2,161,924
Second Lien Term Loan	8.00%	08/01/22	841	845,850
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21	3,407	3,443,520
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $2,704,509)	8.75%	02/28/19	2,788	2,453,645
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21	2,471	2,467,634
TMK Hawk Parent, Corp., First Lien Term Loan	5.25%	10/01/21	2,352	2,366,458
Second Lien Term Loan (Acquired 10/01/14; Cost $1,073,305)	8.50%	10/01/22	1,083	1,094,077
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	8,893	8,930,899
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	9,850	4,912,737
				28,758,597

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Forest Products–0.32%

NewPage Corp., Term Loan B	9.50%	02/11/21	$4,718	$4,065,216
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	3,976	4,013,798
				8,079,014

Health Care–6.25%

Acadia Healthcare Company, Inc., Term Loan B	4.25%	02/11/22	1,102	1,113,819
Accellent Inc., Second Lien Term Loan	7.50%	03/11/22	2,122	2,044,361
Term Loan	4.50%	03/12/21	10,310	10,271,002
Alere Inc., Term Loan B	4.25%	06/30/17	2,620	2,631,367
ATI Holdings, Inc., Term Loan	5.25%	12/20/19	2,301	2,314,983
Auris Luxembourg II S.A. (Luxembourg), Term Loan B-2	5.50%	01/17/22	2,962	2,971,127
Biomet, Inc., Term Loan B-2	3.68%	07/25/17	11,217	11,220,647
CareCore National, LLC, Term Loan	5.50%	03/05/21	7,865	7,924,036
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	10,978	11,010,187
Community Health Systems, Inc., Incremental Term Loan F	3.53%	12/31/18	3,872	3,888,256
Creganna Finance (US) LLC, First Lien Term Loan	5.25%	12/01/21	1,163	1,169,015
Second Lien Term Loan	9.00%	06/01/22	1,156	1,171,807
DJO Finance LLC, Term Loan	4.25%	06/08/20	13,601	13,656,484
Drumm Investors LLC, Term Loan	6.75%	05/04/18	1,220	1,235,789
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/22	2,827	2,858,122
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	17,370	17,479,036
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/18	24,901	25,118,778
Knowledge Universe Education LLC, Term Loan	5.25%	04/16/21	2,326	2,343,348
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	11,863	11,857,452
National Surgical Hospitals, Inc., Delayed Draw Term Loan	3.50%	06/01/22	244	244,483
Term Loan(e)	—%	06/01/22	1,538	1,540,246
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	6,082	6,016,031
Surgery Center Holdings, Inc., Second Lien Term Loan	8.50%	11/03/21	4,280	4,284,333
Term Loan	5.25%	11/03/20	3,097	3,116,536
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/22	5,209	5,234,743
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	4,070	3,657,832
				156,373,820

Home Furnishings–0.30%

Britax Group Ltd., Term Loan	4.50%	10/15/20	1,777	1,430,752
Mattress Holdings Corp., Term Loan	5.00%	10/20/21	4,622	4,683,979
PGT, Inc., Term Loan	5.25%	09/22/21	1,324	1,337,626
				7,452,357

Industrial Equipment–2.29%

Accudyne Industries LLC, Term Loan	4.00%	12/13/19	1,311	1,275,916
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	535	540,051
Capital Safety North America Holdings Inc., First Lien Term Loan	3.75%	03/29/21	2,070	2,052,315
Crosby US Acquisition Corp., First Lien Term Loan	3.75%	11/23/20	7,232	6,879,913
Second Lien Term Loan	7.00%	11/22/21	1,620	1,506,226
Delachaux S.A. (France), Term Loan B-2	5.25%	10/28/21	2,309	2,324,897
Doncasters US Finance LLC, Term Loan B	4.50%	04/09/20	5,539	5,560,098
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	7,325	7,374,873
Filtration Group Corp., First Lien Term Loan	4.25%	11/21/20	627	630,188
Second Lien Term Loan	8.25%	11/21/21	446	449,844
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	1,185	1,160,893
Generac Power System, Inc., Term Loan B	3.25%	05/31/20	1,500	1,499,339

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Industrial Equipment–(continued)

Husky Injection Molding Systems Ltd. (Canada), Term Loan	4.25%	06/30/21	$9,045	$9,088,378
Milacron LLC, Term Loan (e)	—%	09/28/20	2,177	2,190,251
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	4,383	4,267,692
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/20	7,771	7,772,622
Tank Holding Corp., Term Loan	5.25%	03/16/22	920	923,018
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,714	1,717,902
				57,214,416

Insurance–0.25%

Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	1,915	1,790,946
Second Lien Term Loan	8.25%	10/16/20	1,300	1,111,253
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21	3,405	3,391,991
				6,294,190

Leisure Goods, Activities & Movies–2.85%

Alpha Topco Ltd., (United Kingdom) Second Lien Term Loan	7.75%	07/31/22	7,492	7,531,641
Term Loan B-3	4.75%	07/30/21	28,778	28,834,005
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/20	472	475,480
Cinemark USA, Inc., Term Loan (e)	—%	05/06/22	1,078	1,086,223
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/21	2,648	2,678,184
CWGS Group, LLC, Term Loan	5.75%	02/20/20	7,602	7,646,244
Dorna Sports S.L. (Spain), Term Loan B (Acquired 04/28/14; Cost $1,826,629)	4.11%	04/30/21	1,827	1,826,629
Equinox Holdings Inc., First Lien Term Loan	5.00%	01/31/20	4,461	4,497,685
Revolver Loan(c)	0.00%	02/01/18	1,866	1,679,638
Fitness International, LLC, Term Loan B	5.50%	07/01/20	5,833	5,723,692
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	1,556	1,575,540
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	1,262	1,255,915
Regal Cinemas Corp., Term Loan	3.75%	04/01/22	1,719	1,728,209
Seaworld Parks & Entertainment, Inc., Term Loan B-2(e)	—%	05/14/20	3,387	3,286,395
Term Loan B-3	4.00%	05/14/20	1,394	1,394,387
				71,219,867

Lodging & Casinos–3.35%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	2,099	2,101,339
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	7,002	6,352,072
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	4,506	4,498,352
ESH Hospitality, Inc., Term Loan (Acquired 06/06/14-07/11/14; Cost $3,777,056)	5.00%	06/24/19	3,771	3,846,512
Four Seasons Holdings Inc. (Canada), First Lien Term Loan	3.50%	06/27/20	3,232	3,239,873
Second Lien Term Loan	6.25%	12/27/20	485	488,031
Harrah’s Operating Co., Inc., Term Loan B-6 (f)	1.50%	03/01/17	11,423	10,732,448
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	5,081	5,096,213
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	8,657	8,692,445
Scientific Games International, Inc., Term Loan	6.00%	10/18/20	30,829	31,004,862
Term Loan B-2	6.00%	10/01/21	899	903,604
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	6,247	6,246,031
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/20/19	579	569,901
				83,771,683

Nonferrous Metals & Minerals–0.59%

Arch Coal, Inc., Term Loan	6.25%	05/16/18	10,623	7,521,172

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nonferrous Metals & Minerals–(continued)

Dynacast International LLC, First Lien Term Loan B-1	4.50%	01/28/22	$2,782	$2,797,305
Second Lien Term Loan (Acquired 01/30/15; Cost $831,928)	9.50%	01/30/23	848	861,001
EP Minerals, LLC, Term Loan	5.50%	08/20/20	881	882,167
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	2,826	2,593,766
				14,655,411

Oil & Gas–5.56%

American Energy - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/20	5,037	3,895,441
Second Lien Term Loan	8.50%	08/04/21	999	678,321
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	68	58,737
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	6,250	6,140,813
CITGO Holding Inc., Term Loan	9.50%	05/12/18	9,763	9,906,965
CJ Holding Co., Term Loan B-2	7.25%	03/24/22	3,103	2,924,837
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	4,000	3,988,974
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	19,176	16,526,934
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	6,998	6,341,998
EMG Utica, LLC, Term Loan	4.75%	03/27/20	2,680	2,646,754
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20	10,281	8,475,461
Term Loan	3.88%	09/28/18	897	872,685
Floatel International Ltd., Term Loan	6.00%	06/27/20	6,626	5,349,238
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $339,514)	4.50%	05/02/16	340	339,514
HGIM Corp., Term Loan B	5.50%	06/18/20	9,160	7,777,223
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	4,220	4,013,856
McDermott International, Inc., Term Loan	5.25%	04/16/19	1,480	1,461,312
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	4,726	4,562,402
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $241,000)	7.00%	11/02/15	237	236,301
Osum Productions Corp. (Canada), Term Loan	6.50%	07/28/20	2,842	2,529,324
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	2,041	1,784,577
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/18/21	2,545	1,986,628
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21	6,874	6,426,941
Samchully Midstream 3 LLC, Term Loan (Acquired 10/15/14; Cost $3,186,641)	5.75%	10/20/21	3,235	3,218,989
Samson Investment Co., Second Lien Term Loan	5.00%	09/25/18	8,910	4,368,258
Seadrill Operating LP, Term Loan	4.00%	02/21/21	26,417	21,723,356
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	2,279	2,151,934
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	1,888	1,885,542
Targa Resources Corp., Term Loan	5.75%	02/25/22	1,467	1,482,146
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/22	5,386	5,441,465
				139,196,926

Publishing–2.33%

Chesapeake US Holdings Inc., Term Loan A	4.25%	09/30/20	1,558	1,558,067
Term Loan B	4.25%	09/30/20	3,324	3,322,702
Term Loan C	4.25%	09/30/20	2,134	2,129,020
Getty Images, Inc., Revolver Loan(c)	0.00%	10/18/17	6,977	6,017,673
Term Loan	4.75%	10/18/19	7,569	6,262,716
Harland Clarke Holdings Corp., Term Loan B-2	5.53%	06/30/17	300	301,003
Term Loan B-4	6.00%	08/04/19	1,403	1,409,189
Interactive Data Corp., Term Loan	4.75%	05/02/21	867	870,662
MediMedia USA, Inc., First Lien Term Loan	7.50%	11/20/18	2,521	2,473,403
Merrill Communications LLC, Term Loan	7.00%	03/08/18	4,879	4,879,286
Newsday, LLC, Term Loan	3.69%	10/12/16	4,468	4,467,875
ProQuest LLC, Term Loan	5.25%	10/24/21	4,883	4,916,920
Southern Graphics Inc., Term Loan	4.25%	10/17/19	2,780	2,786,865

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Publishing–(continued)

Tribune Co., Term Loan	4.00%	12/27/20	$17,010	$17,052,714
				58,448,095

Radio & Television–2.41%

Block Communications, Inc., Incremental Term Loan B	4.25%	11/07/21	1,164	1,169,489
Gray Television, Inc., Term Loan	3.75%	06/10/21	3,131	3,140,356
iHeartCommunications, Inc., Term Loan D	6.94%	01/30/19	14,752	13,833,018
Term Loan E	7.69%	07/30/19	32,611	31,057,136
Media General, Inc., Term Loan B	4.25%	07/31/20	6,938	6,978,086
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/21	1,317	1,320,194
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	923	851,341
Term Loan	3.50%	02/13/17	1,878	1,876,695
				60,226,315

Retailers (except Food & Drug)–5.79%

David’s Bridal, Inc., Asset-Backed Revolver Loan(c)	0.00%	10/11/17	1,573	1,431,139
Term Loan	5.00%	10/11/19	3,218	3,108,034
Dollar Tree, Inc., Term Loan B	4.25%	03/09/22	13,811	13,965,303
Eyemart Express, LLC, Term Loan B (e)	—%	12/18/21	134	135,062
Fullbeauty Brands, LLC, First Lien Term Loan	4.75%	03/18/21	5,233	5,272,400
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	249	250,443
J. Crew Group, Inc., Term Loan	4.00%	03/05/21	11,078	10,117,476
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	3,587	3,584,671
Jill Holdings LLC, Term Loan	6.00%	05/08/22	1,948	1,955,228
Lands’ End, Inc., Term Loan B	4.25%	04/04/21	4,869	4,797,588
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	402	403,412
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	6,262	6,299,846
National Vision, Inc., First Lien Term Loan	4.00%	03/12/21	5,874	5,822,265
Second Lien Term Loan	6.75%	03/11/22	132	129,006
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	2,888	2,711,510
Payless, Inc., Second Lien Term Loan	8.50%	03/11/22	2,178	2,007,510
Term Loan	5.00%	03/11/21	7,681	7,476,582
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,102	1,106,204
PetSmart, Inc., Term Loan B-1	4.25%	03/11/22	11,951	12,003,544
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	2,683	2,675,718
Savers Inc., Term Loan	5.00%	07/09/19	5,327	5,243,095
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18	24,800	24,640,778
Staples, Inc., Term Loan (e)	—%	01/01/21	11,018	11,041,989
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	13,815	13,197,302
Toys ‘R’ US-Delaware, Inc., Canadian Term Loan A-1	8.25%	10/24/19	1,745	1,736,119
Term Loan A-1	8.25%	10/24/19	2,164	2,152,788
Term Loan B-2	5.25%	05/25/18	95	77,509
Term Loan B-3	5.25%	05/25/18	28	22,429
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	1,684	1,641,487
				145,006,437

Steel–0.13%

TMS International Corp., Term Loan B	4.50%	10/16/20	3,176	3,168,542

Surface Transport–0.61%

Coyote Logistics, LLC, Term Loan	6.25%	03/26/22	2,279	2,298,522

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Surface Transport–(continued)

Hertz Corp. (The), LOC	3.75%	03/11/18	$552	$547,107
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	317	318,547
PODS Holding, LLC, First Lien Term Loan	5.25%	02/02/22	554	561,621
Second Lien Term Loan	9.25%	02/02/23	1,276	1,299,072
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21	4,651	4,348,813
U.S. Shipping Corp., Term Loan B-1	5.50%	04/30/18	3,790	3,793,583
Vouvray US Finance LLC, Second Lien Term Loan	8.50%	12/27/21	1,070	1,076,040
Term Loan	5.00%	06/27/21	932	940,507
				15,183,812

Telecommunications–6.39%

Avaya Inc., Term Loan B-6	6.50%	03/30/18	17,333	17,358,443
Term Loan B-7	6.25%	05/29/20	12,848	12,824,282
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/22	8,898	8,883,486
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	6,665	6,693,875
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	9,981	10,087,429
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19	2,938	2,969,721
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/20	17,059	17,080,171
Term Loan B-II	3.50%	05/31/22	25,933	25,894,245
Term Loan B-III	4.00%	08/01/19	428	428,855
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	82	82,412
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	5,439	5,194,131
NTELOS Inc., Term Loan B	5.75%	11/09/19	6,551	6,125,078
Sabre Industries, Inc., Term Loan	5.75%	02/27/22	417	419,511
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	9,263	8,921,586
Term Loan	4.00%	04/23/19	5,500	5,292,045
Telesat LLC, Term Loan B-2	3.50%	03/28/19	1,256	1,257,018
U.S. Telepacific Corp., Term Loan	6.00%	11/25/20	7,248	7,273,871
XO Communications, LLC, Term Loan	4.25%	03/17/21	1,092	1,094,490
Yankee Cable Acquisition, LLC, Term Loan	4.25%	03/01/20	728	731,444
Zayo Group, LLC, Term Loan	3.75%	05/06/21	21,307	21,312,131
				159,924,224

Utilities–4.14%

Aria Energy Operating LLC, Term Loan (e)	—%	05/27/22	1,729	1,740,775
Calpine Construction Finance Co., L.P., Term Loan B	4.00%	10/30/20	8,238	8,256,055
Term Loan B-2	3.25%	01/31/22	15,167	15,061,524
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	6,925	6,971,910
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16	2,516	2,529,029
Granite Acquisition, Inc., First Lien Term Loan B	5.00%	12/19/21	12,182	12,349,692
First Lien Term Loan C	5.00%	12/19/21	535	542,542
Second Lien Term Loan	8.25%	12/19/22	2,755	2,827,124
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $841,196)	3.75%	12/11/19	845	845,966
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21	1,872	1,899,688
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan(c)	0.00%	05/05/16	26,667	26,617,333
Term Loan(f)	4.67%	10/10/17	5,116	3,120,065
TPF II Power, LLC, Term Loan	5.50%	10/02/21	15,733	15,981,129
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	4,842	4,838,522
				103,581,354
Total Variable Rate Senior Loan Interests				2,265,791,687

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–4.55%

Apidos CDO III Ltd. (g)(h)	4.52%	06/12/20	$500	$492,500
Apidos Cinco CDO (g)(h)	4.53%	05/14/20	345	344,463
Apidos CLO IX (g)(h)	6.37%	07/15/23	3,032	3,038,297
Apidos CLO X (g)(h)	6.53%	10/30/22	3,367	3,375,182
Apidos CLO X (g)(h)	6.53%	10/30/22	2,190	2,195,322
Apidos CLO XI (g)(h)	5.51%	01/17/23	2,070	2,005,426
Apidos CLO XV (g)(h)	5.01%	10/20/25	6,500	6,094,666
Apidos Quattro CDO (g)(h)	3.88%	01/20/19	272	270,304
Atrium X LLC (g)(h)	4.75%	07/16/25	3,742	3,474,020
Babson CLO Ltd. 2007-I (g)(h)	3.53%	01/18/21	1,034	1,010,906
Babson CLO Ltd. 2013-II (g)(h)	4.78%	01/18/25	6,540	5,999,901
Carlyle Global Market Strategies CLO 2012-3 (g)(h)	5.78%	10/14/24	3,188	3,172,535
Carlyle Global Market Strategies CLO 2013-1 (g)(h)	5.78%	02/14/25	3,200	3,143,962
Carlyle High Yield Partners 2007-10 (g)(h)	3.47%	04/19/22	1,400	1,336,129
Columbus Nova CLO Ltd. (g)(h)	3.88%	05/16/19	1,093	1,077,731
Columbus Nova CLO Ltd. (g)(h)	3.88%	05/16/19	429	423,007
Dryden Senior Loan Fund 2013-30 (g)(h)	5.27%	11/15/25	3,276	3,102,107
Dryden Senior Loan Fund 2014-34 (g)(h)	5.05%	10/15/26	1,000	931,354
Dryden XI-Leveraged Loan CDO 2006 (g)(h)	4.18%	04/12/20	427	424,297
Duane Street CLO 2007-4 (g)(h)	4.53%	11/14/21	2,428	2,418,647
Flagship CLO VI (g)(h)	5.01%	06/10/21	3,254	3,252,940
Flagship CLO VI (g)(h)	5.01%	06/10/21	987	986,437
Four Corners CLO II, Ltd. (g)(h)	2.13%	01/26/20	103	101,552
Four Corners CLO II, Ltd. (g)(h)	2.13%	01/26/20	310	305,642
Halcyon Loan Investors CLO II, Ltd. (g)(h)	3.88%	04/24/21	917	889,666
Highbridge Loan Management 6-2015, Ltd. (g)(h)	5.72%	05/05/27	500	465,344
ING Investment Management CLO 2012-4, Ltd. (g)(h)	6.03%	10/15/23	1,861	1,853,089
ING Investment Management CLO 2013-1, Ltd. (g)(h)	5.25%	04/15/24	4,808	4,587,071
ING Investment Management CLO 2013-3 (g)(h)	4.76%	01/18/26	2,745	2,528,837
ING Investment Management CLO III, Ltd. (g)(h)	3.78%	12/13/20	1,188	1,165,506
ING Investment Management CLO IV, Ltd. (g)(h)	4.53%	06/14/22	293	288,818
Keuka Park CLO 2013-1 (g)(h)	4.76%	10/21/24	617	569,983
Kingsland Ltd. 2006-2 (g)(h)	4.78%	04/21/21	1,205	1,197,049
KKR Financial CLO 2012-1 (g)(h)	5.77%	12/15/24	2,100	2,044,279
KKR Financial CLO 2013-1 (g)(h)	5.02%	07/15/25	2,461	2,257,712
Madison Park Funding II, Ltd. (g)(h)	5.02%	03/25/20	700	708,532
Madison Park Funding IV Ltd. (g)(h)	3.86%	03/22/21	1,344	1,319,119
Madison Park Funding IX, Ltd. (g)(h)	5.52%	08/15/22	736	733,998
Madison Park Funding X, Ltd. (g)(h)	5.53%	01/20/25	1,953	1,953,986
Madison Park Funding XIV, Ltd. (g)(h)	5.03%	07/20/26	1,915	1,666,286
Madison Park Funding XIV, Ltd. (g)(h)	5.68%	07/20/26	1,350	1,269,988
Marine Park CLO 2012-1 (g)(h)	6.03%	05/18/23	2,191	2,199,438
NewStar Commercial Loan Funding 2015-1 (g)(h)	5.77%	01/20/27	1,000	1,009,973
Northwoods Capital Ltd. 2013-10A (g)(h)	3.88%	11/04/25	1,130	1,077,344
Octagon Investment Partners XIV Ltd. (g)(h)	5.50%	01/15/24	2,052	1,972,128
Octagon Investment Partners XIX Ltd. (g)(h)	5.13%	04/15/26	2,920	2,723,017
Octagon Investment Partners XVII Ltd. (g)(h)	4.73%	10/25/25	1,975	1,814,508
Octagon Investment Partners XVIII Ltd. (g)(h)	5.53%	12/16/24	4,442	4,285,611
Octagon Investment Partners XXI Ltd. (g)(h)	6.85%	10/25/26	3,500	3,560,483
Pacifica CDO VI, Ltd. (g)(h)	4.02%	08/15/21	565	541,113
Regatta IV Funding Ltd. 2014-1 (g)(h)	5.23%	07/25/26	3,250	3,030,134
Seneca Park 2014-1 Ltd. (g)(h)	4.96%	07/17/26	2,750	2,546,010
Sierra CLO II Ltd. (g)(h)	3.78%	01/22/21	733	722,940
Silverado CLO 2006-II Ltd. (g)(h)	4.03%	10/16/20	886	849,250
Slater Mill Loan Fund, LP (g)(h)	5.78%	08/17/22	1,108	1,101,690
St. James River CLO Ltd. 2007-1 (g)(h)	4.57%	06/11/21	481	474,881

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

Stone Tower CLO 2007-6, Ltd. (g)(h)	3.87%	04/17/21	$1,750	$1,719,440
Symphony CLO VIII, Ltd. (g)(h)	6.25%	01/09/23	1,156	1,167,596
Symphony CLO XI, Ltd. (g)(h)	5.52%	01/17/25	2,640	2,557,284
Symphony CLO XII (g)(h)	5.15%	10/15/25	1,850	1,769,127
Symphony CLO XIV Ltd. (g)(h)	4.87%	07/14/26	2,750	2,531,752
Voya CLO 2014-2, Ltd. (g)(h)	5.01%	07/17/26	1,875	1,725,658
Total Structured Products				113,855,967

Bonds and Notes–3.85%

Aerospace & Defense–0.16%

LMI Aerospace, Inc. (g)	7.38%	07/15/19	4,076	4,081,095

Business Equipment & Services–0.18%

ADT Corp. (The)	6.25%	10/15/21	2,222	2,399,760
First Data Corp. (g)	6.75%	11/01/20	1,977	2,107,976
				4,507,736

Cable & Satellite Television–0.08%

Altice Financing SA (Luxembourg) (g)	6.63%	02/15/23	851	883,976
UPC Broadband Holdings, B.V. (Netherlands) (g)	7.25%	11/15/21	967	1,054,802
UPC Broadband Holdings, B.V. (Netherlands) (g)	6.88%	01/15/22	156	168,561
				2,107,339

Chemicals & Plastics–0.32%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	7,205	6,826,738
Ineos Holdings Ltd. (g)	6.13%	08/15/18	1,025	1,057,031
				7,883,769

Containers & Glass Products–0.23%

Ardagh Glass Finance PLC (g)	6.25%	01/31/19	1,631	1,673,814
Ardagh Glass Finance PLC (g)	7.00%	11/15/20	151	156,711
Ardagh Glass Finance PLC (g)	6.00%	06/30/21	375	378,750
Reynolds Group Holdings Inc.	9.88%	08/15/19	561	597,465
Reynolds Group Holdings Inc.	5.75%	10/15/20	2,901	3,042,424
				5,849,164

Electronics & Electrical–0.25%

Blackboard Inc. (g)	7.75%	11/15/19	4,194	4,068,180
Blue Coat Holdings, Inc. (g)	8.38%	06/01/23	2,044	2,074,660
				6,142,840

Food Products–0.01%

Chiquita Brands LLC	7.88%	02/01/21	190	206,625

Forest Products–0.05%

Verso Paper Holdings LLC	11.75%	01/15/19	1,626	1,191,045

Health Care–0.67%

Biomet Inc.	6.50%	08/01/20	469	498,313
Community Health Systems, Inc.	6.88%	02/01/22	971	1,042,611
DJO Finance LLC (g)	10.75%	04/15/20	5,087	5,315,915
DJO Finance LLC (g)	8.13%	06/15/21	7,795	8,067,825
Kinetic Concepts, Inc.	10.50%	11/01/18	1,764	1,905,120
				16,829,784

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–0.04%

ESH Hospitality, Inc. (g)	5.25%	05/01/25	$1,019	$1,029,190

Nonferrous Metals & Minerals–0.13%

TiZir Ltd. (United Kingdom) (g)	9.00%	09/28/17	3,600	3,114,000

Oil & Gas–0.36%

Drill Rigs Holdings Inc. (g)	6.50%	10/01/17	7,256	6,475,980
Pacific Drilling S.A. (Luxembourg) (g)	5.38%	06/01/20	2,798	2,367,807
Seventy Seven Operating LLC	6.50%	07/15/22	236	152,220
				8,996,007

Publishing–0.05%

Merrill Communications LLC (g)	10.00%	03/08/23	1,225	1,222,350

Radio & Television–0.05%

Sinclair Television Group, Inc.	6.38%	11/01/21	1,208	1,283,500

Retailers (except Food & Drug)–0.41%

Claire’s Stores Inc. (g)	9.00%	03/15/19	2,952	2,645,730
Claire’s Stores Inc. (g)	6.13%	03/15/20	2,079	1,733,366
Guitar Center, Inc. (g)	6.50%	04/15/19	6,547	5,965,954
				10,345,050

Telecommunications–0.72%

Avaya Inc. (g)	7.00%	04/01/19	2,835	2,828,112
Goodman Networks Inc.	12.13%	07/01/18	7,708	6,898,660
Wind Telecomunicazioni S.p.A. (Italy) (g)	6.50%	04/30/20	256	273,572
Wind Telecomunicazioni S.p.A. (Italy) (g)	7.38%	04/23/21	1,422	1,495,560
Windstream Corp.	7.50%	06/01/22	1,484	1,361,570
Windstream Corp.	6.38%	08/01/23	17	14,408
Zayo Group, LLC (g)	6.38%	05/15/25	5,089	5,127,168
				17,999,050

Utilities–0.14%

Calpine Corp. (g)	6.00%	01/15/22	807	865,508
Calpine Corp. (g)	7.88%	01/15/23	—	283
NRG Energy Inc.	6.25%	07/15/22	1,579	1,661,897
NRG Energy Inc.	6.63%	03/15/23	880	928,400
				3,456,088
Total Bonds and Notes				96,244,632

			Shares

Common Stocks & Other Equity Interests–0.40%(i)

Aerospace & Defense–0.01%

IAP Worldwide Services (g)(j)			318	238,230

Automotive–0.01%

Dayco Products, LLC (g)(j)			3,266	133,089
Dayco Products, LLC (g)			3,261	132,886
				265,975

Building & Development–0.15%

Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/10-07/15/10; Cost $664,569) (g)(j)			518	0

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Building & Development–(continued)

Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/10; Cost $3,408,940) (g)(j)	4	$0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (g)(j)	17	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (g)(j)	24	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (g)(j)	27	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (g)(j)	30	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (g)(j)	34	0
Stile Acquisition Corp. (Canada) (j)	53,093	3,622,004
United Subcontractors, Inc. (g)(j)	4,840	150,055
		3,772,059

Business Equipment & Services–0.03%

Koosharem LLC (g)(j)	43,971	639,426

Cable & Satellite Television–0.08%

ION Media Networks, Inc. (Acquired 01/17/06-12/17/09; Cost $3,038,036)	4,471	2,059,790

Chemicals & Plastics–0.00%

LyondellBasell Industries N.V. Class A	218	22,040

Drugs–0.00%

BPA Laboratories Class A, Wts. expiring 04/29/24, (Acquired 04/29/14; Cost $0) (g)(j)	3,490	0
BPA Laboratories Class B, Wts. expiring 04/29/24, (Acquired 04/29/14; Cost $0) (g)(j)	5,595	0
		0

Financial Intermediaries–0.00%

Bankruptcy Management Solutions, Inc. (g)(j)	335	13,316
Bankruptcy Management Solutions, Inc. Class A, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (g)(j)	19	152
Bankruptcy Management Solutions, Inc. Class B, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (g)(j)	21	74
Bankruptcy Management Solutions, Inc. Class C, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (g)(j)	31	77
		13,619

Food Products–0.00%

QCE LLC (g)(j)	17	9

Forest Products–0.00%

Xerium Technologies, Inc. (j)	1,766	30,199

Leisure Goods, Activities & Movies–0.00%

AMF Bowling Centers, Inc. (j)	1,665	81,835

Lodging & Casinos–0.03%

Twin River Worldwide Holdings, Inc.(g)(j)	18,663	628,943

Publishing–0.05%

F&W Publications, Inc. (g)(j)	288	24,480
Merrill Communications LLC Class A (g)(j)	133,776	822,722
Tribune Media Co. Class A	9,050	479,650
Tribune Publishing Co.	2,262	33,749
		1,360,601

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Surface Transport–0.00%

U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $87,805) (g)(j)	87,805	$74,634
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $0) (g)(j)	6,189	62
		74,696

Telecommunications–0.04%

FairPoint Communications, Inc. (j)	44,928	906,647

Utilities–0.00%

Bicent Power, LLC Series A, Wts. expiring 08/21/22, (Acquired 08/21/12; Cost $0) (g)(j)	101	0
Bicent Power, LLC Series B, Wts. expiring 08/21/22, (Acquired 08/21/12; Cost $0) (g)(j)	164	0
		0
Total Common Stocks & Other Equity Interests		10,094,069

Preferred Stocks–0.00%

Building & Development–0.00%

United Subcontractors, Inc. (Acquired 08/02/13; Cost $0)(g)(j)	4,840	101,650

Money Market Funds–4.91%

Liquid Assets Portfolio, Institutional Class(k)	61,445,725	61,445,725
Premier Portfolio, Institutional Class(k)	61,445,724	61,445,724
Total Money Market Funds		122,891,449
TOTAL INVESTMENTS–104.26% (Cost $2,642,790,540)		2,608,979,454
OTHER ASSETS LESS LIABILITIES–(4.26)%		(106,575,593)
NET ASSETS–100.00%		$2,502,403,861

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
LOC	—Letter of Credit
PIK	—Payment in Kind
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 3.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture LLC, Exit Revolver Loan	—%	5.00%
QCE LLC, Term Loan	0.00	15.00

(e)	This floating rate interest will settle after May 31, 2015, at which time the interest rate will be determined.

(f)	The borrower has filed for protection in federal bankruptcy court.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $183,049,648, which represented 7.31% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(i)	Securities acquired through the restructuring of senior loans.

(j)	Non-income producing security.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Floating Rate Fund

A.	Security Valuations – (Continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Floating Rate Fund

E.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
G.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

H.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Floating Rate Fund

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$127,985,738	$2,370,383	$2,731,047	$133,087,168
Variable Rate Senior Loan Interests	—	2,142,118,977	123,672,710	2,265,791,687
Bonds and Notes	—	96,244,632	—	96,244,632
Structured Products	—	113,855,967	—	113,855,967
Total Investments	$127,985,738	$2,354,589,959	$126,403,757	$2,608,979,454

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2015:

	Beginning Balance, as of August 31, 2014	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2015
Variable Rate Senior Loan Interests	$137,602,418	$58,513,052	$(10,935,599)	$166,749	$(950,236)	$1,198,963	$23,621,011	$(85,543,648)	$123,672,710
Equity Securities	2,970,561	198,785	—	—	—	(119,177)	320,304	(639,426)	2,731,047
Total	$140,572,979	$58,711,837	$(10,935,599)	$166,749	$(950,236)	$1,079,786	$23,941,315	$(86,183,074)	$126,403,757

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Unfunded Loan Commitments

As of May 31, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Asset-Backed Revolver Loan	$ 1,572,681	$1,431,139
Delta Air Lines, Inc.	Revolver Loan	1,144,857	1,114,330
Delta Air Lines, Inc.	Revolver Loan	8,236,625	8,126,790
Equinox Holdings Inc.	Revolver Loan	1,866,265	1,679,638
Getty Images, Inc.	Revolver Loan	6,977,012	6,017,673
H.J. Heinz Co.	Revolver Loan	10,580,654	10,511,668
Hearthside Group Holdings, LLC	Revolver Loan	2,701,077	2,691,880
IAP WorldWide Services	Revolver Loan	876,686	839,427
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	10,794	7,016
Post Holdings, Inc.	Revolver Loan	3,566,087	3,551,288
Realogy Corp.	Revolver Loan	5,983,634	5,774,207
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	26,666,667	26,617,333
Trans Union LLC	Revolver Loan	1,043,730	1,033,747
		$ 71,226,769	$ 69,396,136

Invesco Floating Rate Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $1,053,069,261 and $1,192,375,573, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,706,335
Aggregate unrealized (depreciation) of investment securities	(62,468,860)
Net unrealized appreciation (depreciation) of investment securities	$(37,762,525)
Cost of investments for tax purposes is $2,646,741,979.

NOTE 5 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended May 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,893,288	$5,945,461
Citibank N.A.	32,650,301	32,391,540
Goldman Sachs Lending Partners LLC	15,719,422	15,494,096
Total	$55,263,011	$53,831,097

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	GREI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–56.31%

Australia–6.60%

Dexus Property Group	1,639,853	$9,990,082
Federation Centres	3,350,870	7,763,237
Goodman Group	2,535,475	12,619,210
Novion Property Group Pty Ltd.	2,499,503	4,639,854
Scentre Group	4,535,653	13,642,509
Stockland	5,067,961	16,724,035
Westfield Corp.	1,581,764	11,621,939
		77,000,866

Canada–2.91%

Allied Properties REIT	375,300	10,949,645
Artis REIT	544,100	6,156,403
Canadian REIT	179,800	6,233,356
Chartwell Retirement Residences	454,825	4,027,039
H&R REIT	363,900	6,616,630
		33,983,073

China–0.67%

China Resources Land Ltd.	1,164,000	3,768,108
KWG Property Holding Ltd.	2,402,500	2,292,935
Longfor Properties Co. Ltd.	1,048,000	1,727,383
		7,788,426

Finland–0.03%

Technopolis PLC	94,706	398,380

France–2.83%

ICADE	41,696	3,250,967
Mercialys S.A.	324,974	7,734,434
Unibail-Rodamco S.E.	85,409	21,985,082
		32,970,483

Germany–0.62%

Deutsche Euroshop AG	85,762	4,152,012
Deutsche Wohnen AG	128,550	3,131,516
Deutsche Wohnen AG -Rts. (a)	128,550	4,235
		7,287,763

Hong Kong–3.83%

Henderson Land Development Co. Ltd.	727,000	5,864,869
Hongkong Land Holdings Ltd.	330,000	2,826,773
Kerry Properties Ltd.	567,000	2,365,669
Link REIT (The)	2,758,000	16,006,758
New World Development Co. Ltd.	4,253,000	5,671,690
Sun Hung Kai Properties Ltd.	392,000	6,643,211
Wharf Holdings Ltd. (The)	763,000	5,264,716
		44,643,686

Japan–6.66%

Activia Properties, Inc.	831	7,096,089

	Shares	Value

Japan–(continued)

Japan Hotel REIT Investment Corp.	8,417	$5,751,430
Japan Prime Realty Investment Corp.	2,115	6,936,534
Japan Retail Fund Investment Corp.	4,031	8,064,196
Kenedix Office Investment Corp.	1,301	6,784,795
Kenedix Retail REIT Corp. (a)	1,262	3,029,939
Mitsui Fudosan Co., Ltd.	477,000	13,856,034
Mori Hills REIT Investment Corp.	3,849	5,109,123
Nippon Prologis REIT Inc.	3,459	6,661,997
Sumitomo Realty & Development Co., Ltd.	279,000	10,707,226
United Urban Investment Corp.	2,482	3,712,350
		77,709,713

Netherlands–1.03%

Eurocommercial Properties N.V.	75,431	3,381,560
VastNed Retail N.V.	71,505	3,303,137
Wereldhave N.V.	87,952	5,324,866
		12,009,563

Singapore–2.87%

Ascendas REIT	3,701,800	6,581,679
CapitaLandCommercial Trust	4,591,900	5,480,964
CapitaLand Mall Trust	1,462,100	2,348,568
Frasers Centrepoint Trust	3,812,000	6,017,370
Global Logistic Properties Ltd.	1,557,000	3,168,423
Mapletree Industrial Trust	8,355,000	9,851,195
		33,448,199

South Africa–0.79%

Growthpoint Properties Ltd.	1,805,105	3,833,028
Hyprop Investments Ltd.	569,515	5,363,909
		9,196,937

Sweden–0.85%

Castellum AB	254,985	3,657,425
Fabege AB	162,201	2,263,783
Wihlborgs Fastigheter AB	241,175	4,051,923
		9,973,131

Switzerland–0.61%

Mobimo Holding AG	7,801	1,643,364
Swiss Prime Site AG	68,258	5,464,852
		7,108,216

United Kingdom–4.02%

Big Yellow Group PLC	642,162	6,417,746
British Land Co. PLC (The)	314,472	4,143,379
Hammerson PLC	766,145	7,841,772
Land Securities Group PLC	1,297,154	26,071,821
Segro PLC	368,423	2,400,080
		46,874,798

United States–21.99%

AvalonBay Communities, Inc.	82,926	13,807,179

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United States–(continued)

Brixmor Property Group, Inc.	437,800	$10,848,684
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	4,218,213
Corrections Corp. of America	210,077	7,386,307
EastGroup Properties, Inc.	201,500	11,209,445
Essex Property Trust, Inc.	25,400	5,654,548
Federal Realty Investment Trust	68,100	9,157,407
General Growth Properties, Inc.	257,000	7,280,810
Geo Group Inc. (The)	56,100	2,127,873
Healthcare Trust of America, Inc. -Class A	589,800	14,621,142
Highwoods Properties, Inc.	168,400	7,064,380
Host Hotels & Resorts Inc.	481,400	9,589,488
Hudson Pacific Properties Inc.	250,400	7,634,696
LaSalle Hotel Properties	484,600	17,668,516
Mid-America Apartment Communities, Inc. 292,300		22,328,797
National Health Investors, Inc.	147,500	9,755,650
National Retail Properties Inc.	209,000	7,839,590
Public Storage	44,077	8,530,662
Realty Income Corp.	192,166	8,757,005
Retail Opportunity Investments Corp.	902,500	14,737,825
RLJ Lodging Trust	530,500	16,037,015
Simon Property Group, Inc.	95,500	17,323,700
Sun Communities REIT, Inc.	105,800	6,677,038
UDR, Inc.	198,439	6,461,174
Ventas, Inc.	147,500	9,811,700
		256,528,844
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $616,527,370)		656,922,078

	Principal Amount

Mortgage Backed Securities–20.20%

United Kingdom–0.78%

Hercules (Eclipse) PLC., Series 2006-4, Class B, Floating Rate Pass Through Ctfs., 0.92%, 10/25/18(b)(c)	GBP	4,690,779	6,894,461
Triton European Loan Conduit PLC, Series 26X, Class F, Floating Rate Pass Through Ctfs., 1.07%, 10/25/19(b)(c)	GBP	513,337	748,543
Series 26X, Class G, Floating Rate Pass Through Ctfs., 1.25%, 10/25/19(b)(c)	GBP	975,926	1,426,000
			9,069,004

United States–19.42%

ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, Floating Rate Pass Through Ctfs., 4.59%, 06/15/30(b)(d)		$19,706,000	19,852,110
Series 2013-FL1, Class C, Floating Rate Pass Through Ctfs., 3.19%, 06/15/30(b)(d)		11,671,000	11,720,234

	Principal Amount	Value

United States–(continued)

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2004-2, Class L, Pass Through Ctfs., 4.90%, 11/10/38(d)	$600,000	$603,325
Series 2005-5, Class F, Variable Rate Pass Through Ctfs., 5.27%, 10/10/45(b)(d)	3,800,000	3,671,163
Banc of America Merrill Lynch Large Loan Inc., Series 2014-FRR7, Class B, Floating Rate Pass Through Ctfs., 2.43%, 10/26/44(b)(d)	4,900,000	4,647,968
Series 2014-ICTS, Class D, Floating Rate Pass Through Ctfs., 2.09%, 06/15/28(b)(d)	3,300,000	3,298,728
Series 2014-ICTS, Class E, Floating Rate Pass Through Ctfs., 3.14%, 06/15/28(b)(d)	7,350,000	7,348,434
Series 2015-ASHF, Class E, Floating Rate Pass Through Ctfs., 4.19%, 01/15/28(b)(d)	1,400,000	1,399,293
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR6, Class B, Pass Through Ctfs., 4.95%, 11/11/41(d)	37,352	38,698
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41	4,900,000	4,893,378
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class E, Floating Rate Pass Through Ctfs., 2.54%, 06/15/33(b)(d)	11,700,000	11,687,159
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class D, Variable Rate Pass Through Ctfs., 5.27%, 08/15/38(b)	8,950,000	8,966,307
Series 2005-C5, Class C, Pass Through Ctfs., 5.10%, 08/15/38	4,975,000	5,011,793
Del Coronado Trust, Series 2013-HDMZ, Class M, Floating Rate Pass Through Ctfs., 5.19%, 03/15/18(b)(d)	12,420,000	12,423,726
FREMF Mortgage Trust, Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 4.43%, 10/25/44(b)(d)	1,278,000	1,345,898
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.44%, 12/10/27(b)(d)	1,000,000	960,297
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class F, Variable Rate Pass Through Ctfs., 3.65%, 01/10/30(b)(d)	9,200,000	9,309,310
Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.65%, 01/10/30(b)(d)	4,000,000	3,974,938

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

GS Mortgage Securities Trust, Series GSMS 2011-GC3, Class F, Pass Through Ctfs., 5.00%, 03/10/44(d)	$4,900,000	$4,321,775
Series GSMS 2011-GC3, Class E, Pass Through Ctfs., 5.00%, 03/10/44(d)	7,888,000	7,757,166
Series GSMS 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.31%, 08/10/44(b)(d)	11,025,000	11,213,417
Hilton USA Trust, Series 2013-HLF, Class DFL, Floating Rate Pass Through Ctfs., 2.93%, 11/05/30(b)(d)	2,808,575	2,809,647
Series 2013-HLF, Class EFL, Floating Rate Pass Through Ctfs., 3.93%, 11/05/30(b)(d)	12,195,130	12,197,246
Series 2014-ORL, Class E, Floating Rate Pass Through Ctfs., 3.44%, 07/15/29(b)(d)	5,300,000	5,254,889
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.15%, 01/15/42(b)(d)	7,950,000	8,064,245
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(d)	1,859,807	2,044,476
Series 2012-C8, Class E, Variable Rate Pass Through Ctfs., 4.67%, 10/15/45(b)(d)	2,805,000	2,859,678
Series 2014-PHH, Class E, Floating Rate Pass Through Ctfs., 3.49%, 08/15/27(b)(d)	5,000,000	5,033,180
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class F, Variable Rate Pass Through Ctfs., 6.70%, 11/12/35(b)(d)	895,373	898,737
Series 2005-MCP1, Class E, Pass Through Ctfs., 5.13%, 06/12/43(d)	4,500,000	4,500,479
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class G, Variable Rate Pass Through Ctfs., 5.78%, 06/13/41(b)(d)	900,000	927,917
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.28%, 09/15/42(b)	6,475,000	6,586,279
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.67%, 10/15/42(b)	270,000	272,179
Series 2006-TOP23, Class C, Variable Rate Pass Through Ctfs., 5.83%, 08/12/41(b)(d)	8,875,000	9,130,081
Series 2007-TOP27, Class AJ, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(b)	7,400,000	8,065,426

	Principal Amount	Value

United States–(continued)

Starwood Retail Property Trust, Series 2014-STAR, Class E, Floating Rate Pass Through Ctfs., 4.33%, 11/15/27(b)(d)	$12,200,000	$12,316,065
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.26%, 10/15/41(b)(d)	550,000	556,158
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.30%, 05/15/44(b)(d)	399,179	398,628
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.31%, 05/15/44(b)(d)	5,000,000	4,993,030
Series 2005-C19, Class H, Variable Rate Pass Through Ctfs., 5.31%, 05/15/44(b)(d)	1,700,000	1,697,588
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.25%, 10/15/44(b)	3,450,000	3,474,561
		226,525,606

Total Mortgage Backed Securities (Cost $231,429,104)		235,594,610

	Shares

Preferred Stocks–20.13%

Australia–0.41%

Goodman PLUS Trust, 6.46% Unsec. Sub. Gtd. Floating Rate Pfd.(b)	60,179	4,724,903

United States–19.72%

Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	252,000	7,410,362
American Tower Corp., Series A, $5.25 Conv. Pfd.	86,240	8,869,784
CoreSite Realty Corp., Series A, 7.25% Pfd.	310,585	8,152,856
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	96,400	9,914,740
CubeSmart, Series A, 7.75% Pfd.	336,352	9,192,500
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,433
EPR Properties, Series E, $2.25 Conv. Pfd.	162,800	5,473,336
Essex Property Trust, Inc., Series H, 7.13% Pfd.	632,720	16,665,845
General Growth Properties, Inc., Series A, 6.38% Pfd.	196,818	5,030,668
Health Care REIT, Inc., Series J, 6.50% Pfd.	412,731	10,718,624
Hersha Hospitality Trust, Series B, 8.00% Pfd.	340,500	8,941,530
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	631,407	16,568,120
Kilroy Realty Corp., Series G, 6.88% Pfd.	222,502	5,807,302
Kilroy Realty Corp., Series H, 6.38% Pfd.	292,827	7,467,088

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United States–(continued)

Kimco Realty Corp., Series H, 6.90% Pfd.	100,000	$2,554,000
LaSalle Hotel Properties, Series H, 7.50% Pfd.	249,210	6,429,618
National Retail Properties Inc., Series D, 6.63% Pfd.	536,300	13,943,800
National Retail Properties Inc., Series E, 5.70% Pfd.	187,000	4,553,450
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	373,065	9,654,922
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.	216,910	5,726,424
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	127,670	3,319,420
Public Storage, Series P, 6.50% Pfd.	130,913	3,361,846
Public Storage, Series Q, 6.50% Pfd.	212,432	5,518,983
Public Storage, Series R, 6.35% Pfd.	278,634	7,216,621
Public Storage, Series Y, 6.38% Pfd.	510,714	13,717,778
Realty Income Corp., Series F, 6.63% Pfd.	201,942	5,300,978
Regency Centers Corp., Series 6, 6.63% Pfd.	306,200	7,906,084
Regency Centers Corp., Series 7, 6.00% Pfd.	30,162	760,384
Summit Hotel Properties, Inc., Series A, 9.25% Pfd.	165,294	4,448,062
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.	161,156	4,352,824
Terreno Realty Corp., Series A, 7.75% Pfd.	111,651	3,014,577
Vornado Realty Trust, Series G, 6.63% Pfd.	35,865	919,220
Vornado Realty Trust, Series I, 6.63% Pfd.	281,574	7,157,611
		230,081,790
Total Preferred Stocks (Cost $234,601,139)		234,806,693

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–0.92%

Brazil–0.66%

BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00%(d)(e)	$7,700,000	7,671,125

United States–0.26%

Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.88%, 06/15/19	2,055,000	2,116,650
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	911,812
		3,028,462
Total U.S. Dollar Denominated Bonds and Notes (Cost $10,835,685)		10,699,587

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–0.22%(c)

Australia–0.22%

General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19 (Cost $3,219,067)	AUD	2,980,000	$2,546,572

		Shares

Money Market Funds–1.50%

Liquid Assets Portfolio –Institutional Class (f)		8,779,557	8,779,557
Premier Portfolio –Institutional Class (f)		8,779,557	8,779,557
Total Money Market Funds (Cost $17,559,114)			17,559,114
TOTAL INVESTMENTS–99.28% (Cost $1,114,171,479)			1,158,128,654
OTHER ASSETS LESS LIABILITIES–0.72%			8,369,707
NET ASSETS–100.00%			$1,166,498,361

Investment Abbreviations:

AUD	—Australian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
GBP	—British Pound
Gtd.	—Guaranteed
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Rts.	—Rights
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $196,926,808, which represented 16.88% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco Global Real Estate Income Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Real Estate Income Fund

During the nine months ended May 31, 2015, there were transfers from Level 1 to Level 2 of $211,065,138 and from Level 2 to Level 1 of $6,407,162, due to foreign fair value adjustments, additionally, there were transfers from Level 2 to Level 1 of $4,553,450, due to securities trading on exchange.

	Level 1	Level 2		Level 3	Total
Australia	$4,724,903	$79,547,438	$	—	$84272341
Brazil	—	7,671,125		—	7,671,125
Canada	33,983,073	—		—	33,983,073
China	7,788,426	—		—	7,788,426
Finland	398,380	—		—	398,380
France	10,985,401	21,985,082		—	32,970,483
Germany	3,135,751	4,152,012		—	7,287,763
Hong Kong	41,816,913	2,826,773		—	44,643,686
Japan	3,029,939	74,679,774		—	77,709,713
Netherlands	3,303,137	8,706,426		—	12,009,563
Singapore	—	33,448,199		—	33,448,199
South Africa	9,196,937	—		—	9,196,937
Sweden	9,973,131	—		—	9,973,131
Switzerland	7,108,216	—		—	7,108,216
United Kingdom	6,543,459	49,400,343		—	55,943,802
United States	496,746,953	236,976,863		—	733,723,816
Total Investments	$638,734,619	$519,394,035	$	—	$1,158,128,654

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $481,151,793 and $449,481,689, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$44,772,251
Aggregate unrealized (depreciation) of investment securities	(28,279,298)
Net unrealized appreciation of investment securities	$16,492,953
Cost of investments for tax purposes is $1,141,635,701.

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-GRI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.84%

Aerospace & Defense–1.38%

General Dynamics Corp.	901,684	$126,380,029

Agricultural Products–1.16%

Archer-Daniels-Midland Co.	2,007,633	106,103,404

Application Software–1.78%

Adobe Systems Inc. (b)	1,056,575	83,564,517
Citrix Systems, Inc. (b)	1,226,485	79,733,790
		163,298,307

Asset Management & Custody Banks–2.63%

Northern Trust Corp.	1,423,308	106,107,611
State Street Corp.	1,728,679	134,715,955
		240,823,566

Automobile Manufacturers–1.16%

General Motors Co.	2,963,910	106,611,843

Biotechnology–0.76%

Amgen Inc.	445,467	69,608,673

Broadcasting–0.27%

CBS Corp. -Class B	407,549	25,153,924

Cable & Satellite–2.76%

Comcast Corp. -Class A	2,602,150	152,121,689
Time Warner Cable Inc.	557,055	100,765,679
		252,887,368

Communications Equipment–1.43%

Cisco Systems, Inc.	4,462,231	130,787,991

Construction Machinery & Heavy Trucks–0.75%

Caterpillar Inc.	804,584	68,647,107

Diversified Banks–12.50%

Bank of America Corp.	12,794,030	211,101,495
Citigroup Inc.	7,553,526	408,494,686
Comerica Inc.	1,998,350	97,819,233
JPMorgan Chase & Co.	6,517,114	428,695,759
		1,146,111,173

Diversified Chemicals–0.54%

Dow Chemical Co. (The)	957,618	49,863,169

Electric Utilities–0.54%

FirstEnergy Corp.	1,377,113	49,135,392

Electronic Components–0.93%

Corning Inc.	4,086,673	85,493,199

Fertilizers & Agricultural Chemicals–0.52%

Mosaic Co. (The)	1,046,159	47,966,390

	Shares	Value

General Merchandise Stores–1.82%

Target Corp.	2,107,779	$167,189,030

Health Care Equipment–1.98%

Baxter International Inc.	943,827	62,868,317
Medtronic PLC	1,548,173	118,156,563
		181,024,880

Health Care Services–0.79%

Express Scripts Holding Co. (b)	829,789	72,307,813

Hotels, Resorts & Cruise Lines–1.74%

Carnival Corp.	3,432,697	159,036,852

Household Products–1.07%

Procter & Gamble Co. (The)	1,246,956	97,748,881

Hypermarkets & Super Centers–1.32%

Wal-Mart Stores, Inc.	1,629,225	121,002,541

Industrial Conglomerates–3.03%

General Electric Co.	10,189,141	277,857,875

Industrial Machinery–1.23%

Ingersoll-Rand PLC	1,640,216	112,814,057

Insurance Brokers–3.04%

Aon PLC	965,346	97,712,322
Marsh & McLennan Cos., Inc.	1,709,641	99,552,396
Willis Group Holdings PLC	1,715,926	81,437,848
		278,702,566

Integrated Oil & Gas–5.33%

Exxon Mobil Corp.	981,992	83,665,719
Occidental Petroleum Corp.	1,084,244	84,777,038
Royal Dutch Shell PLC -Class A (United Kingdom)	6,983,672	207,888,584
TOTAL S.A. (France)	2,216,492	112,177,051
		488,508,392

Integrated Telecommunication Services–1.63%

Koninklijke KPN N.V. (Netherlands)	6,328,141	22,963,452
Orange S.A. (France)	1,414,606	22,416,648
Telecom Italia S.p.A. (Italy)(b)	13,215,765	16,198,600
Telefónica, S.A. (Spain)	1,044,184	14,771,135
Verizon Communications Inc.	1,476,496	72,997,962
		149,347,797

Internet Software & Services–1.70%

eBay Inc. (b)	2,537,331	155,690,630

Investment Banking & Brokerage–4.91%

Charles Schwab Corp. (The)	3,339,016	105,679,856
Goldman Sachs Group, Inc. (The)	514,722	106,130,529
Morgan Stanley	6,245,364	238,572,905
		450,383,290

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

IT Consulting & Other Services–1.22%

Amdocs Ltd.	2,038,030	$111,785,946

Managed Health Care–2.03%

Anthem, Inc.	646,686	108,546,245
UnitedHealth Group Inc.	643,527	77,358,381
		185,904,626

Movies & Entertainment–1.34%

Time Warner Inc.	756,022	63,868,738
Viacom Inc. -Class B	877,935	58,716,293
		122,585,031

Multi-Utilities–0.70%

PG&E Corp.	1,192,704	63,773,883

Oil & Gas Drilling–0.45%

Ensco PLC -Class A	1,765,128	41,480,508

Oil & Gas Equipment & Services–1.20%

Baker Hughes Inc.	1,705,418	109,931,244

Oil & Gas Exploration & Production–2.86%

Anadarko Petroleum Corp.	829,725	69,373,307
Apache Corp.	1,603,175	95,933,992
Canadian Natural Resources Ltd. (Canada)	3,135,321	96,770,101
		262,077,400

Other Diversified Financial Services–1.45%

Voya Financial, Inc.	2,939,485	133,188,065

Packaged Foods & Meats–1.23%

Mondelez International Inc. -Class A	2,616,885	108,836,247
Unilever N.V. -New York Shares (United Kingdom)	94,361	4,029,215
		112,865,462

Pharmaceuticals–8.01%

Eli Lilly and Co.	1,798,617	141,910,881
Merck & Co., Inc.	2,375,482	144,643,099
Novartis AG (Switzerland)	1,401,356	144,213,296
Novartis AG -ADR (Switzerland)	113,739	11,684,407
Pfizer Inc.	2,831,468	98,393,513
Sanofi (France)	951,777	93,287,287
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,660,128	99,773,693
		733,906,176

Publishing–0.79%

Thomson Reuters Corp.	1,801,549	71,946,058

Railroads–1.05%

CSX Corp.	2,815,032	95,936,291

Regional Banks–5.47%

BB&T Corp.	1,996,983	78,820,919
Citizens Financial Group Inc.	4,121,439	110,619,423
Fifth Third Bancorp	4,310,296	87,240,391
First Horizon National Corp.	3,897,994	57,534,392
PNC Financial Services Group, Inc. (The)	1,750,228	167,479,317
		501,694,442

	Shares	Value

Security & Alarm Services–0.99%

Tyco International PLC	2,249,104	$90,773,837

Semiconductor Equipment–1.08%

Applied Materials, Inc.	4,907,354	98,785,036

Semiconductors–2.25%

Broadcom Corp. -Class A	1,608,426	91,439,018
Intel Corp.	3,336,007	114,958,801
		206,397,819

Specialized Finance–0.66%

CME Group Inc. -Class A	639,725	60,262,095

Systems Software–2.48%

Microsoft Corp.	2,164,863	101,445,480
Symantec Corp.	5,122,743	126,147,547
		227,593,027

Technology Hardware, Storage & Peripherals–0.73%

NetApp, Inc.	2,008,811	67,094,287

Tobacco–1.10%

Philip Morris International Inc.	1,216,377	101,044,437

Wireless Telecommunication Services–1.05%

Vodafone Group PLC -ADR (United Kingdom)	2,470,979	96,442,310
Total Common Stocks & Other Equity Interests (Cost $6,371,138,920)		8,875,954,119

Money Market Funds–2.41%

Liquid Assets Portfolio –Institutional Class (c)	110,412,799	110,412,799
Premier Portfolio –Institutional Class (c)	110,412,798	110,412,798
Total Money Market Funds (Cost $220,825,597)		220,825,597
TOTAL INVESTMENTS–99.25% (Cost $6,591,964,517)		9,096,779,716
OTHER ASSETS LESS LIABILITIES–0.75%		68,922,686
NET ASSETS–100.00%		$9,165,702,402

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Growth and Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Growth and Income Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment Securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,516,796,850	$579,982,866	$—	$9,096,779,716
Forward Foreign Currency Contracts*	—	9,547,322	—	9,547,322
Total Investments	$8,516,796,850	$589,530,188	$—	$9,106,327,038

*Unrealized appreciation.

Invesco Growth and Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/19/15	Bank of New York Mellon (The)	CAD	77,922,426	USD	63,738,140	$62,643,833	$1,094,307
06/19/15	State Street Bank & Trust Co.	CAD	77,958,932	USD	63,753,034	62,673,181	1,079,853
06/19/15	Bank of New York Mellon (The)	CHF	54,825,923	USD	58,576,582	58,377,437	199,145
06/19/15	State Street Bank & Trust Co.	CHF	54,876,305	USD	58,644,821	58,431,082	213,739
06/19/15	Bank of New York Mellon (The)	EUR	112,341,979	USD	125,191,093	123,422,471	1,768,622
06/19/15	State Street Bank & Trust Co.	EUR	112,464,687	USD	125,389,129	123,557,282	1,831,847
06/19/15	Bank of New York Mellon (The)	GBP	73,409,360	USD	113,869,296	112,186,680	1,682,616
06/19/15	State Street Bank & Trust Co.	GBP	73,617,881	USD	114,178,389	112,505,349	1,673,040
06/19/15	Bank of New York Mellon (The)	ILS	137,355,095	USD	35,484,112	35,489,246	(5,134)
06/19/15	State Street Bank & Trust Co.	ILS	137,355,095	USD	35,401,903	35,418,916	(17,013)
06/19/15	State Street Bank & Trust Co.	USD	30,654,017	EUR	27,925,932	30,680,317	26,300
Total Forward Foreign Currency Contracts—Currency Risk							$9,547,322

Currency Abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
ILS	— Israeli Shekel
USD	— U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $1,517,544,660 and $2,225,310,887, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,679,213,257
Aggregate unrealized (depreciation) of investment securities	(180,614,573)
Net unrealized appreciation of investment securities	$2,498,598,684
Cost of investments for tax purposes is $6,598,181,032.

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	LVEY-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.30%

Agricultural Products–3.05%

Archer-Daniels-Midland Co.	118,900	$6,283,865
Bunge Ltd.	40,300	3,730,168
		10,014,033

Apparel Retail–0.97%

Abercrombie & Fitch Co. -Class A (b)	122,400	2,505,528
Guess?, Inc.	39,300	689,322
		3,194,850

Application Software–0.20%

CDK Global Inc.	12,500	666,125

Biotechnology–2.34%

PDL BioPharma Inc. (b)	264,000	1,763,520
United Therapeutics Corp. (c)	32,250	5,924,970
		7,688,490

Commercial Printing–0.66%

R. R. Donnelley & Sons Co.	113,600	2,178,848

Commodity Chemicals–1.42%

LyondellBasell Industries N.V. -Class A	46,100	4,660,710

Communications Equipment–2.49%

Cisco Systems, Inc.	213,800	6,266,478
InterDigital, Inc.	23,600	1,383,668
Polycom, Inc. (c)	39,000	525,330
		8,175,476

Data Processing & Outsourced Services–2.26%

Computer Sciences Corp.	36,100	2,476,460
Western Union Co. (The)	200,400	4,398,780
Xerox Corp.	47,800	545,876
		7,421,116

Department Stores–1.28%

Kohl’s Corp.	64,100	4,197,909

Diversified REIT’s–0.15%

Liberty Property Trust	14,400	503,136

Drug Retail–1.09%

CVS Health Corp.	34,900	3,573,062

Electric Utilities–5.07%

American Electric Power Co., Inc.	19,100	1,075,139
Edison International	13,100	796,611
Entergy Corp.	76,300	5,834,661
Exelon Corp.	161,400	5,460,162
FirstEnergy Corp.	97,000	3,460,960
		16,627,533

	Shares	Value

Electrical Components & Equipment–0.22%

General Cable Corp.	38,300	$723,487

Environmental & Facilities Services–0.26%

Covanta Holding Corp.	39,200	866,320

Fertilizers & Agricultural Chemicals–1.41%

Potash Corp. of Saskatchewan Inc. (Canada)	146,900	4,624,412

Food Distributors–0.89%

Sysco Corp.	78,300	2,909,628

Gas Utilities–1.13%

AGL Resources Inc.	48,000	2,417,760
New Jersey Resources Corp.	42,600	1,280,982
		3,698,742

General Merchandise Stores–1.49%

Target Corp.	61,500	4,878,180

Health Care Distributors–1.55%

AmerisourceBergen Corp.	23,100	2,600,136
Cardinal Health, Inc.	28,300	2,495,211
		5,095,347

Health Care REIT’s–6.95%

HCP, Inc.	126,900	4,913,568
Health Care REIT, Inc.	71,800	5,044,668
Healthcare Trust of America, Inc. -Class A	47,250	1,171,328
Medical Properties Trust Inc.	130,100	1,764,156
National Health Investors, Inc.	14,600	965,644
Omega Healthcare Investors, Inc.	71,600	2,579,748
Senior Housing Properties Trust	161,200	3,225,612
Ventas, Inc.	47,000	3,126,440
		22,791,164

Health Care Services–0.21%

Omnicare, Inc.	2,400	228,696
Premier Inc. -Class A (c)	12,100	463,672
		692,368

Health Care Supplies–0.14%

Halyard Health Inc. (c)	11,200	463,904

Hotel and Resort REIT’s–0.83%

Hospitality Properties Trust	71,200	2,149,528
RLJ Lodging Trust	18,400	556,232
		2,705,760

Integrated Oil & Gas–3.09%

Cenovus Energy Inc. (Canada)	177,400	2,925,326
Occidental Petroleum Corp.	62,100	4,855,599
Suncor Energy, Inc. (Canada)	80,700	2,358,861
		10,139,786

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Integrated Telecommunication Services–6.17%

AT&T Inc.	180,000	$6,217,200
BCE Inc. (Canada)	70,700	3,095,953
CenturyLink Inc.	162,400	5,398,176
Verizon Communications Inc.	95,700	4,731,408
Windstream Holdings Inc. (b)	97,633	794,244
		20,236,981

IT Consulting & Other Services–0.48%

Leidos Holdings, Inc.	37,400	1,589,500

Leisure Facilities–0.54%

Six Flags Entertainment Corp.	35,900	1,754,074

Life & Health Insurance–0.12%

Sun Life Financial Inc. (Canada)	12,700	405,892

Managed Health Care–1.55%

Centene Corp. (c)	34,800	2,621,832
Health Net Inc. (c)	39,700	2,470,928
		5,092,760

Mortgage REIT’s–6.36%

American Capital Agency Corp.	171,200	3,571,232
Annaly Capital Management Inc.	506,700	5,289,948
CYS Investments, Inc.	208,600	1,866,970
Hatteras Financial Corp.	69,500	1,248,220
MFA Financial, Inc.	364,800	2,896,512
Starwood Property Trust, Inc.	142,000	3,392,380
Two Harbors Investment Corp.	242,700	2,594,463
		20,859,725

Multi-Utilities–6.59%

Ameren Corp.	94,300	3,793,689
Consolidated Edison, Inc.	82,200	5,083,248
PG&E Corp.	110,000	5,881,700
Public Service Enterprise Group Inc.	89,200	3,802,596
TECO Energy, Inc.	152,300	2,870,855
Vectren Corp.	4,600	195,822
		21,627,910

Office REIT’s–2.93%

Alexandria Real Estate Equities, Inc.	20,800	1,928,784
Digital Realty Trust, Inc.	90,400	5,970,016
Highwoods Properties, Inc.	6,000	251,700
Piedmont Office Realty Trust Inc. -Class A (b)	84,300	1,449,117
		9,599,617

Office Services & Supplies–1.62%

Pitney Bowes Inc.	224,400	4,903,140
West Corp.	13,000	397,800
		5,300,940

Oil & Gas Exploration & Production–1.32%

Baytex Energy Corp. (Canada)(b)	18,400	313,536
California Resources Corp.	77,100	605,235
Crescent Point Energy Corp. (Canada)(b)	24,100	546,829
Denbury Resources Inc. (b)	189,200	1,394,404

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Enerplus Corp. (Canada)(b)	151,900	$1,462,797
		4,322,801

Oil & Gas Refining & Marketing–2.71%

CVR Energy, Inc. (b)	36,400	1,410,864
Valero Energy Corp.	107,100	6,344,604
Western Refining, Inc.	25,800	1,134,684
		8,890,152

Packaged Foods & Meats–2.76%

ConAgra Foods, Inc.	88,500	3,416,985
Pilgrim’s Pride Corp. (b)	187,500	4,796,250
Pinnacle Foods Inc.	19,700	830,355
		9,043,590

Pharmaceuticals–3.25%

Johnson & Johnson	43,200	4,326,048
Pfizer Inc.	182,600	6,345,350
		10,671,398

Property & Casualty Insurance–0.50%

AmTrust Financial Services, Inc. (b)	23,000	1,384,140
Aspen Insurance Holdings Ltd.	5,700	264,252
		1,648,392

Reinsurance–0.19%

Validus Holdings, Ltd.	14,800	635,068

Residential REIT’s–1.94%

Equity Lifestyle Properties, Inc.	17,700	969,783
Equity Residential	63,800	4,741,616
Home Properties, Inc.	8,600	639,152
		6,350,551

Restaurants–1.49%

Darden Restaurants, Inc.	74,300	4,869,622

Retail REIT’s–1.95%

CBL & Associates Properties, Inc.	99,800	1,761,470
Kimco Realty Corp.	46,400	1,111,744
Regency Centers Corp.	34,500	2,178,330
Retail Properties of America, Inc. -Class A	59,700	895,500
Urban Edge Properties	20,000	432,000
		6,379,044

Semiconductors–1.60%

Intel Corp.	152,200	5,244,812

Soft Drinks–1.76%

Dr Pepper Snapple Group, Inc.	75,300	5,770,992

Specialized REIT’s–3.30%

Communications Sales & Leasing, Inc.	117,160	3,052,018
Corrections Corp. of America	36,700	1,290,372
Geo Group Inc. (The)	57,500	2,180,975
Iron Mountain Inc.	65,700	2,396,079
Lamar Advertising Co. -Class A	31,300	1,897,406
		10,816,850

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Steel–1.59%

United States Steel Corp. (b)	214,200	$5,226,480

Systems Software–2.31%

CA, Inc.	72,500	2,207,625
Microsoft Corp.	114,300	5,356,098
		7,563,723

Technology Hardware, Storage & Peripherals–2.17%

Lexmark International, Inc. -Class A	86,500	3,977,270
NetApp, Inc.	94,200	3,146,280
		7,123,550

Thrifts & Mortgage Finance–0.99%

New York Community Bancorp, Inc. (b)	182,700	3,241,098

Tobacco–1.86%

Altria Group, Inc.	119,100	6,097,920

Wireless Telecommunication Services–0.10%

Rogers Communications, Inc. -Class B (Canada)(b)	9,500	326,040
Total Common Stocks & Other Equity Interests (Cost $302,552,108)		319,179,868

	Principal Amount

U.S. Treasury Bills–0.21%

0.09%, 09/10/15 (Cost $699,815)(d)(e)	$ 700,000	699,980

	Shares

Money Market Funds–2.31%

Liquid Assets Portfolio –Institutional Class (f)	3,791,403	3,791,403
Premier Portfolio –Institutional Class (f)	3,791,403	3,791,403
Total Money Market Funds (Cost $7,582,806)		7,582,806
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.82% (Cost $310,834,729)		327,462,654

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.73%

Liquid Assets Portfolio - Institutional Class (Cost $18,778,958)(f)(g)	18,778,958	18,778,958
TOTAL INVESTMENTS–105.55% (Cost $329,613,687)		346,241,612
OTHER ASSETS LESS LIABILITIES–(5.55)%		(18,199,668)
NET ASSETS–100.00%		$328,041,944

Investment Abbreviations:

REIT                —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2015.

(c)	Non-income producing security.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of May 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$18,116,347	$(18,116,347)	$ —

 *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the

                                 Invesco Low Volatility Equity Yield Fund

E.	Futures Contracts – (continued)

segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$345,541,632	$—	$ —	$345,541,632
U.S. Treasury Securities	—	699,980	—	699,980
	345,541,632	699,980	—	346,241,612
Futures Contracts*	51,216	—	—	51,216
Total Investments	$345,592,848	$699,980	$—	$346,292,828

* Unrealized appreciation.

                                 Invesco Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation

E- Mini S&P 500 Index	Long	74	June-2015	$7,792,200	$51,216

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $242,590,629 and $261,170,518, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$28,055,857
Aggregate unrealized (depreciation) of investment securities	(11,746,310)
Net unrealized appreciation of investment securities	$16,309,547
Cost of investments for tax purposes is $329,932,065.

                                 Invesco Low Volatility Equity Yield Fund

Invesco Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-PTFI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–102.31%

Pennsylvania–97.07%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,058,500
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	1,750	1,964,900
Series 2011 A, University RB	5.50%	03/01/31	550	618,448
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,093,540
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,600,112
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,404,625
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	986,968
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,233,871
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	500	551,085
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	700	704,984
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)	2.70%	04/02/18	230	233,623
Beaver (County of); Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/17	65	72,430
Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,325	1,452,664
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (d)	6.13%	11/01/34	440	446,125
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,087,630
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/30	425	476,612
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/31	425	475,112
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,137,890
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	2,024,220
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,242,263
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB	6.25%	11/15/41	500	579,670
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	508,455
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	925,776
Chester (County of) Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/44	1,000	1,046,030
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	750	792,187
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	930,961
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	804,915
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB (b)(c)	5.00%	01/01/17	1,000	1,064,770
Series 2015, Ref. RB	5.00%	01/01/38	850	900,779
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,064,080
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,540,605
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-AGC) (a)	5.75%	07/01/23	220	220,488
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	110	111,015
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(d)	5.00%	11/01/38	1,500	1,523,265

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Delaware River Port Authority (Port District); Series 2012, Ref. RB	5.00%	01/01/25	$540	$616,934
Series 2012, Ref. RB	5.00%	01/01/27	535	604,609
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,095,230
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/17	1,160	1,267,288
Series 2002, RB	5.75%	07/01/32	1,000	1,202,640
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (a)	5.00%	07/01/24	1,000	1,130,790
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing); Series 2013, RB	5.00%	07/01/35	500	526,675
Series 2014, RB	5.00%	07/01/39	250	263,095
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2004 B, Ref. College RB	5.00%	03/15/23	905	906,593
Series 2008, College RB	5.50%	03/15/38	500	534,060
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,089,840
Geisinger Authority (Geisinger Health System); Series 2011 A-1, Health System RB	5.13%	06/01/41	500	550,200
Series 2011 B, Health System VRD RB (e)	0.07%	06/01/41	1,500	1,500,000
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	364,501
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/35	210	231,302
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	930	1,039,108
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	853,809
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/44	683	684,204
Series 2014 B, Conv. CAB RB (f)	7.50%	02/01/44	172	48,225
Series 2014 C, RB (g)	0.00%	02/01/44	516	5
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	811,620
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,351,050
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.13%	01/01/37	1,500	1,566,915
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,400	1,531,740
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/27	390	420,755
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,129,170
Series 2012, Ref. RB	5.00%	11/15/28	900	957,366
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/45	850	893,554
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,710,225
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB (b)(c)	7.00%	02/01/18	500	578,270
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,129,960
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,100,430
Series 2010 C, Hospital RB (b)	4.50%	08/15/16	1,000	1,041,410
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	557,657
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (h)	5.00%	06/15/34	3,000	3,343,800
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	550,755
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (d)	5.00%	11/01/41	1,200	1,278,744
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (d)(i)	5.50%	11/01/44	635	651,923

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (PA Bridges FINCO LP); Series 2015, RB (d)	5.00%	06/30/42	$1,585	$1,699,310
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,117,410
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	1,500	1,514,355
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (b)	1.50%	05/01/18	1,500	1,497,315
Series 2005 A, Solid Waste Disposal RB (d)	5.10%	10/01/27	1,300	1,332,851
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	561,606
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2008, RB	5.88%	07/01/38	750	788,730
Series 2010, RB	6.00%	07/01/43	500	542,850
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	1,180	1,237,324
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,300	1,359,007
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/34	500	541,615
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	570	627,764
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/50	845	928,858
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,100,870
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(f)	6.25%	06/01/33	2,000	2,346,480
Series 2009 E, Sub. Conv. CAB RB (f)	6.38%	12/01/38	1,435	1,560,175
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	542,575
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (f)	5.50%	12/01/34	1,000	1,057,960
Series 2010 B 2, Conv. CAB RB (f)	5.00%	12/01/30	625	654,413
Series 2010 B 2, Conv. CAB RB (f)	5.13%	12/01/35	500	519,905
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB (h)	5.00%	07/01/42	1,500	1,672,590
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (b)(c)	5.00%	05/15/20	1,500	1,748,580
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	585	634,070
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,070,970
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	875	982,100
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,258,848
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	759,675
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	829,890
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (i)	6.50%	06/15/33	945	997,362
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,000	1,102,020
Series 2005 A, Airport RB (INS-NATL) (a)(d)	5.00%	06/15/25	1,000	1,003,810
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,154,750
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,386,337
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	579,175
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,671,450
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,117,830
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	500	564,430

See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB (h)	5.00%	06/01/44	$3,180	$3,499,272
Series 2014, Ref. RB	5.00%	06/01/44	635	698,754
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,082,670
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (d)	5.00%	01/01/27	1,185	1,293,617
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,181,450
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	564,790
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	1,400	1,422,498
West View (Borough of) Municipal Authority; Series 2014, Water RB	5.00%	11/15/39	850	951,923
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB (b)(c)	5.75%	01/01/16	2,500	2,579,100
Series 2005 A, Retirement Community RB (b)(c)	5.88%	01/01/16	900	929,142
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	750	846,195
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	920,218
				124,027,939

Guam–3.66%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,391,625
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	454,013
Series 2012 A, Ref. RB	5.00%	10/01/34	520	557,201
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,096,770
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	285	317,792
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	852,243
				4,669,644

Virgin Islands–1.58%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (d)	5.00%	09/01/29	575	630,269
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	847,898
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	542,295
				2,020,462
TOTAL INVESTMENTS(j) –102.31% (Cost $121,832,832)				130,718,045
FLOATING RATE NOTE OBLIGATIONS–(4.01)%
Notes with interest and fee rate ranging of 0.63% at 05/31/15 and maturities of collateral ranging from 06/15/34 to 06/01/44 (See Note 1D)(k)				(5,120,000)
OTHER ASSETS LESS LIABILITIES–1.70%				2,174,871
NET ASSETS–100.00%				$127,772,916

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	INS	—Insurer
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	RB	—Revenue Bonds
CAB	—Capital Appreciation Bonds	Ref.	—Refunding
Conv.	—Convertible	Sr.	—Senior
GO	—General Obligation	Sub.	—Subordinated
Gtd.	—Guaranteed	VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security subject to the alternative minimum tax.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.
(f)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $1,649,285, which represented 1.29% of the Fund’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.6%
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Fund’s investments with a value of $8,515,662 are held by TOB Trusts and serve as collateral for the $5,120,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Tax Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $14,830,875 and $16,210,231, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,413,701
Aggregate unrealized (depreciation) of investment securities	(332,471)
Net unrealized appreciation of investment securities	$9,081,230
Cost of investments for tax purposes is $121,636,815.

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	MS-SPI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.41%

Advertising–0.14%

Interpublic Group of Cos., Inc. (The)	17,074	$348,651
Omnicom Group Inc.	10,170	757,970
		1,106,621

Aerospace & Defense–2.57%

Boeing Co. (The)	27,125	3,811,605
General Dynamics Corp.	13,028	1,826,005
Honeywell International Inc.	32,396	3,375,663
L-3 Communications Holdings, Inc.	3,394	399,847
Lockheed Martin Corp.	11,113	2,091,467
Northrop Grumman Corp.	8,215	1,307,664
Precision Castparts Corp.	5,848	1,237,612
Raytheon Co.	12,761	1,317,701
Rockwell Collins, Inc.	5,501	523,640
Textron Inc.	11,424	516,593
United Technologies Corp.	34,219	4,009,440
		20,417,237

Agricultural & Farm Machinery–0.17%

Deere & Co.	14,057	1,316,860

Agricultural Products–0.17%

Archer-Daniels-Midland Co.	26,265	1,388,105

Air Freight & Logistics–0.69%

C.H. Robinson Worldwide, Inc.	6,053	373,652
Expeditors International of Washington, Inc.	7,989	366,216
FedEx Corp.	10,901	1,888,271
United Parcel Service, Inc. -Class B	28,746	2,852,178
		5,480,317

Airlines–0.47%

American Airlines Group Inc.	29,701	1,258,431
Delta Air Lines, Inc.	34,132	1,464,945
Southwest Airlines Co.	27,989	1,036,993
		3,760,369

Alternative Carriers–0.08%

Level 3 Communications, Inc. (b)	11,875	658,825

Aluminum–0.08%

Alcoa Inc.	50,613	632,662

Apparel Retail–0.52%

Gap, Inc. (The)	10,943	419,445
L Brands, Inc.	10,174	880,254
Ross Stores, Inc.	8,570	828,462
TJX Cos., Inc. (The)	28,270	1,820,023
Urban Outfitters, Inc. (b)	4,139	142,299
		4,090,483

Apparel, Accessories & Luxury Goods–0.46%

Coach, Inc.	11,405	403,395
Fossil Group, Inc. (b)	1,826	129,664

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Hanesbrands, Inc.	16,596	$528,748
Michael Kors Holdings Ltd. (b)	8,312	386,508
PVH Corp.	3,409	356,718
Ralph Lauren Corp.	2,507	326,913
Under Armour, Inc. -Class A (b)	6,897	540,794
VF Corp.	14,176	998,416
		3,671,156

Application Software–0.70%

Adobe Systems Inc. (b)	19,711	1,558,943
Autodesk, Inc. (b)	9,415	509,822
Citrix Systems, Inc. (b)	6,661	433,032
Intuit Inc.	11,459	1,193,455
salesforce.com, inc. (b)	25,054	1,822,678
		5,517,930

Asset Management & Custody Banks–1.26%

Affiliated Managers Group, Inc. (b)	2,249	503,011
Ameriprise Financial, Inc.	7,536	938,910
Bank of New York Mellon Corp. (The)	46,125	1,999,980
BlackRock, Inc.	5,251	1,920,711
Franklin Resources, Inc.	16,226	826,066
Invesco Ltd. (c)	17,730	706,186
Legg Mason, Inc.	4,075	217,442
Northern Trust Corp.	9,061	675,498
State Street Corp.	17,072	1,330,421
T. Rowe Price Group Inc.	10,835	874,276
		9,992,501

Auto Parts & Equipment–0.38%

BorgWarner, Inc.	9,409	565,951
Delphi Automotive PLC (United Kingdom)	12,020	1,045,500
Johnson Controls, Inc.	27,217	1,415,828
		3,027,279

Automobile Manufacturers–0.57%

Ford Motor Co.	163,814	2,485,058
General Motors Co.	56,015	2,014,860
		4,499,918

Automotive Retail–0.33%

AutoNation, Inc. (b)	3,134	195,593
AutoZone, Inc. (b)	1,325	892,547
CarMax, Inc. (b)	8,696	617,764
O’Reilly Automotive, Inc. (b)	4,197	921,367
		2,627,271

Biotechnology–2.99%

Alexion Pharmaceuticals, Inc. (b)	8,370	1,371,341
Amgen Inc.	31,423	4,910,158
Biogen Inc. (b)	9,714	3,856,361
Celgene Corp. (b)	33,159	3,794,716
Gilead Sciences, Inc. (b)	61,675	6,924,252

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)
Regeneron Pharmaceuticals, Inc. (b)	3,050	$1,563,308
Vertex Pharmaceuticals Inc. (b)	10,054	1,289,827
		23,709,963

Brewers–0.06%

Molson Coors Brewing Co. -Class B	6,594	483,868

Broadcasting–0.25%

CBS Corp. -Class B	18,944	1,169,224
Discovery Communications, Inc. -Class A (b)	6,182	209,817
Discovery Communications, Inc. -Class C (b)	11,191	351,901
Scripps Networks Interactive Inc. -Class A	4,033	270,251
		2,001,193

Building Products–0.08%

Allegion PLC	4,011	250,447
Masco Corp.	14,474	391,811
		642,258

Cable & Satellite–1.31%

Cablevision Systems Corp. -Class A	9,058	222,012
Comcast Corp. -Class A	105,224	6,151,395
DIRECTV (b)	20,785	1,892,266
Time Warner Cable Inc.	11,608	2,099,771
		10,365,444

Casinos & Gaming–0.04%

Wynn Resorts Ltd.	3,351	337,412

Coal & Consumable Fuels–0.03%

CONSOL Energy Inc.	9,525	265,176

Commodity Chemicals–0.21%

LyondellBasell Industries N.V. -Class A	16,398	1,657,838

Communications Equipment–1.58%

Cisco Systems, Inc.	211,386	6,195,724
F5 Networks, Inc. (b)	2,937	369,151
Harris Corp.	4,335	343,419
Juniper Networks, Inc.	14,998	416,944
Motorola Solutions, Inc.	7,895	465,805
QUALCOMM, Inc.	68,307	4,759,632
		12,550,675

Computer & Electronics Retail–0.08%

Best Buy Co., Inc.	12,048	418,066
GameStop Corp. -Class A	4,510	195,779
		613,845

Construction & Engineering–0.10%

Fluor Corp.	6,119	344,010
Jacobs Engineering Group, Inc. (b)	5,302	229,364
Quanta Services, Inc. (b)	8,755	256,697
		830,071

Construction Machinery & Heavy Trucks–0.53%

Caterpillar Inc.	25,055	2,137,693
Cummins Inc.	6,974	945,326

	Shares	Value

Construction Machinery & Heavy Trucks–(continued)

Joy Global Inc.	3,994	$155,526
PACCAR Inc.	14,654	931,408
		4,169,953

Construction Materials–0.11%

Martin Marietta Materials, Inc.	2,607	388,469
Vulcan Materials Co.	5,492	493,896
		882,365

Consumer Electronics–0.07%

Garmin Ltd.	5,006	227,673
Harman International Industries, Inc.	2,848	343,241
		570,914

Consumer Finance–0.78%

American Express Co.	36,294	2,893,358
Capital One Financial Corp.	22,841	1,908,594
Discover Financial Services	18,519	1,079,102
Navient Corp.	16,623	320,325
		6,201,379

Data Processing & Outsourced Services–1.96%

Alliance Data Systems Corp. (b)	2,600	774,878
Automatic Data Processing, Inc.	19,675	1,682,409
Computer Sciences Corp.	5,813	398,772
Fidelity National Information Services, Inc.	11,844	742,619
Fiserv, Inc. (b)	9,883	792,122
MasterCard, Inc. -Class A	40,423	3,729,426
Paychex, Inc.	13,513	667,677
Total System Services, Inc.	6,846	282,055
Visa Inc. -Class A	80,331	5,517,133
Western Union Co. (The)	21,629	474,757
Xerox Corp.	43,288	494,349
		15,556,197

Department Stores–0.24%

Kohl’s Corp.	8,359	547,431
Macy’s, Inc.	14,103	944,196
Nordstrom, Inc.	5,862	425,815
		1,917,442

Distillers & Vintners–0.18%

Brown-Forman Corp. -Class B	6,487	611,530
Constellation Brands, Inc. -Class A	6,943	818,510
		1,430,040

Distributors–0.07%

Genuine Parts Co.	6,325	572,223

Diversified Banks–4.86%

Bank of America Corp.	435,614	7,187,631
Citigroup Inc.	125,631	6,794,125
Comerica Inc.	7,335	359,048
JPMorgan Chase & Co.	154,388	10,155,643
U.S. Bancorp	73,758	3,179,707
Wells Fargo & Co.	194,152	10,864,746
		38,540,900

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Diversified Chemicals–0.73%

Dow Chemical Co. (The)	45,063	$2,346,430
E. I. du Pont de Nemours and Co.	37,493	2,662,378
Eastman Chemical Co.	6,146	471,829
FMC Corp.	5,514	315,235
		5,795,872

Diversified Metals & Mining–0.11%

Freeport-McMoRan Inc.	43,004	845,029

Diversified Support Services–0.04%

Cintas Corp.	4,032	347,115

Drug Retail–0.99%

CVS Health Corp.	46,596	4,770,498
Walgreens Boots Alliance, Inc.	36,108	3,099,511
		7,870,009

Electric Utilities–1.64%

American Electric Power Co., Inc.	20,247	1,139,704
Duke Energy Corp.	29,271	2,216,693
Edison International	13,483	819,901
Entergy Corp.	7,468	571,078
Eversource Energy	13,110	645,668
Exelon Corp.	35,569	1,203,299
FirstEnergy Corp.	17,414	621,332
NextEra Energy, Inc.	18,363	1,879,269
Pepco Holdings, Inc.	10,424	284,054
Pinnacle West Capital Corp.	4,582	279,135
PPL Corp.	27,627	958,933
Southern Co. (The)	37,677	1,646,108
Xcel Energy, Inc.	20,928	712,598
		12,977,772

Electrical Components & Equipment–0.55%

AMETEK, Inc.	9,981	536,579
Eaton Corp. PLC	19,641	1,406,099
Emerson Electric Co.	28,374	1,711,236
Rockwell Automation, Inc.	5,618	690,396
		4,344,310

Electronic Components–0.23%

Amphenol Corp. -Class A	12,807	730,639
Corning Inc.	52,645	1,101,334
		1,831,973

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	5,759	175,937

Electronic Manufacturing Services–0.15%

TE Connectivity Ltd. (Switzerland)	16,830	1,161,270

Environmental & Facilities Services–0.22%

Republic Services, Inc.	10,346	416,840
Stericycle, Inc. (b)	3,513	482,335
Waste Management, Inc.	17,727	880,146
		1,779,321

Fertilizers & Agricultural Chemicals–0.45%

CF Industries Holdings, Inc.	1,983	626,390
Monsanto Co.	20,033	2,343,460

	Shares	Value

Fertilizers & Agricultural Chemicals–(continued)

Mosaic Co. (The)	12,876	$590,365
		3,560,215

Food Distributors–0.11%

Sysco Corp.	24,528	911,460

Food Retail–0.26%

Kroger Co. (The)	20,324	1,479,587
Whole Foods Market, Inc.	14,888	613,981
		2,093,568

Footwear–0.37%

NIKE, Inc. -Class B	28,984	2,946,803

Gas Utilities–0.03%

AGL Resources Inc.	4,947	249,180

General Merchandise Stores–0.50%

Dollar General Corp.	12,557	911,513
Dollar Tree, Inc. (b)	8,510	638,165
Family Dollar Stores, Inc.	3,974	308,064
Target Corp.	26,361	2,090,955
		3,948,697

Gold–0.07%

Newmont Mining Corp.	20,643	562,315

Health Care Distributors–0.65%

AmerisourceBergen Corp.	8,597	967,678
Cardinal Health, Inc.	13,696	1,207,576
Henry Schein, Inc. (b)	3,485	493,720
McKesson Corp.	9,647	2,288,558
Patterson Cos. Inc.	3,541	169,402
		5,126,934

Health Care Equipment–2.05%

Abbott Laboratories	62,486	3,036,820
Baxter International Inc.	22,430	1,494,062
Becton, Dickinson and Co.	8,599	1,208,245
Boston Scientific Corp. (b)	55,095	1,006,586
C.R. Bard, Inc.	3,067	522,371
Edwards Lifesciences Corp. (b)	4,447	581,312
Intuitive Surgical, Inc. (b)	1,519	740,892
Medtronic PLC	59,011	4,503,720
St. Jude Medical, Inc.	11,647	858,966
Stryker Corp.	12,368	1,188,936
Varian Medical Systems, Inc. (b)	4,163	360,516
Zimmer Holdings, Inc.	7,029	801,939
		16,304,365

Health Care Facilities–0.21%

HCA Holdings, Inc. (b)	12,191	997,589
Tenet Healthcare Corp. (b)	4,066	216,271
Universal Health Services, Inc. -Class B	3,719	481,908
		1,695,768

Health Care REIT’s–0.34%

HCP, Inc.	19,109	739,901
Health Care REIT, Inc.	14,470	1,016,662

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Health Care REIT’s–(continued)

Ventas, Inc.	13,698	$911,191
		2,667,754

Health Care Services–0.52%

DaVita HealthCare Partners Inc. (b)	7,114	596,011
Express Scripts Holding Co. (b)	30,100	2,622,914
Laboratory Corp. of America Holdings (b)	4,198	495,154
Quest Diagnostics Inc.	5,980	449,875
		4,163,954

Health Care Supplies–0.04%

DENTSPLY International Inc.	5,856	304,717

Health Care Technology–0.11%

Cerner Corp. (b)	12,577	846,306

Home Entertainment Software–0.10%

Electronic Arts Inc. (b)	12,867	807,469

Home Furnishings–0.09%

Leggett & Platt, Inc.	5,694	269,212
Mohawk Industries, Inc. (b)	2,574	480,412
		749,624

Home Improvement Retail–1.12%

Home Depot, Inc. (The)	54,539	6,076,735
Lowe’s Cos., Inc.	40,264	2,817,675
		8,894,410

Homebuilding–0.12%

D.R. Horton, Inc.	13,730	358,628
Lennar Corp. -Class A	7,391	344,642
PulteGroup Inc.	13,709	262,939
		966,209

Homefurnishing Retail–0.07%

Bed Bath & Beyond Inc. (b)	7,665	546,668

Hotel and Resort REIT’s–0.08%

Host Hotels & Resorts Inc.	31,341	624,313

Hotels, Resorts & Cruise Lines–0.39%

Carnival Corp.	18,640	863,591
Marriott International Inc. -Class A	8,588	669,778
Royal Caribbean Cruises Ltd.	6,810	517,424
Starwood Hotels & Resorts Worldwide, Inc.	7,109	588,341
Wyndham Worldwide Corp.	4,991	423,786
		3,062,920

Household Appliances–0.07%

Whirlpool Corp.	3,221	593,469

Household Products–1.68%

Clorox Co. (The)	5,454	587,178
Colgate-Palmolive Co.	35,308	2,358,221
Kimberly-Clark Corp.	15,133	1,647,379
Procter & Gamble Co. (The)	111,829	8,766,275
		13,359,053

	Shares	Value

Housewares & Specialties–0.06%

Newell Rubbermaid Inc.	11,219	$443,487

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	5,624	317,025

Hypermarkets & Super Centers–0.94%

Costco Wholesale Corp.	18,219	2,597,847
Wal-Mart Stores, Inc.	65,363	4,854,510
		7,452,357

Independent Power Producers & Energy Traders–0.09%

AES Corp. (The)	26,767	364,031
NRG Energy, Inc.	13,992	352,599
		716,630

Industrial Conglomerates–2.33%

3M Co.	26,284	4,181,259
Danaher Corp.	25,426	2,194,772
General Electric Co. (d)	416,787	11,365,782
Roper Industries, Inc.	4,144	725,034
		18,466,847

Industrial Gases–0.37%

Air Products and Chemicals, Inc.	8,010	1,175,547
Airgas, Inc.	2,753	280,641
Praxair, Inc.	11,958	1,469,160
		2,925,348

Industrial Machinery–0.75%

Dover Corp.	6,742	508,347
Flowserve Corp.	5,572	306,460
Illinois Tool Works Inc.	14,455	1,356,313
Ingersoll-Rand PLC	10,886	748,739
Pall Corp.	4,437	552,140
Parker Hannifin Corp.	5,898	710,296
Pentair PLC (United Kingdom)	7,554	483,682
Snap-on Inc.	2,425	376,845
Stanley Black & Decker Inc.	6,482	664,016
Xylem, Inc.	7,526	275,226
		5,982,064

Industrial REIT’s–0.11%

Prologis, Inc.	21,206	839,546

Insurance Brokers–0.31%

Aon PLC	11,605	1,174,658
Marsh & McLennan Cos., Inc.	22,285	1,297,656
		2,472,314

Integrated Oil & Gas–3.19%

Chevron Corp.	77,858	8,019,374
Exxon Mobil Corp.	173,701	14,799,325
Occidental Petroleum Corp.	31,907	2,494,809
		25,313,508

Integrated Telecommunication Services–2.13%

AT&T Inc.	214,923	7,423,440
CenturyLink Inc.	23,457	779,711
Frontier Communications Corp.	41,471	213,576

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Integrated Telecommunication Services –(continued)

Verizon Communications Inc.	172,075	$8,507,388
		16,924,115

Internet Retail–1.47%

Amazon.com, Inc. (b)	15,767	6,767,669
Expedia, Inc.	4,135	443,520
Netflix Inc. (b)	2,512	1,567,639
Priceline Group Inc. (The) (b)	2,150	2,519,886
TripAdvisor Inc. (b)	4,612	351,711
		11,650,425

Internet Software & Services–3.21%

Akamai Technologies, Inc. (b)	7,365	561,729
eBay Inc. (b)	45,598	2,797,893
Equinix, Inc.	2,338	626,748
Facebook Inc. -Class A (b)	86,929	6,883,907
Google Inc. -Class A (b)	11,825	6,448,409
Google Inc. -Class C (b)	11,881	6,321,999
VeriSign, Inc. (b)	4,355	275,192
Yahoo! Inc. (b)	36,050	1,547,807
		25,463,684

Investment Banking & Brokerage–0.98%

Charles Schwab Corp. (The)	47,775	1,512,079
E*TRADE Financial Corp. (b)	11,952	352,106
Goldman Sachs Group, Inc. (The)	16,763	3,456,363
Morgan Stanley	63,843	2,438,802
		7,759,350

IT Consulting & Other Services–1.36%

Accenture PLC -Class A	25,970	2,494,159
Cognizant Technology Solutions Corp. -Class A (b)	25,200	1,630,944
International Business Machines Corp.	38,040	6,453,486
Teradata Corp. (b)	6,010	234,029
		10,812,618

Leisure Products–0.09%

Hasbro, Inc.	4,638	334,539
Mattel, Inc.	14,022	361,908
		696,447

Life & Health Insurance–0.88%

Aflac, Inc.	18,174	1,130,786
Lincoln National Corp.	10,616	605,218
MetLife, Inc.	46,272	2,418,175
Principal Financial Group, Inc.	11,302	584,200
Prudential Financial, Inc.	18,799	1,590,583
Torchmark Corp.	5,223	298,077
Unum Group	10,428	364,563
		6,991,602

Life Sciences Tools & Services–0.43%

Agilent Technologies, Inc.	13,905	572,747
PerkinElmer, Inc.	4,674	246,460
Thermo Fisher Scientific, Inc.	16,429	2,129,691

	Shares	Value

Life Sciences Tools & Services–(continued)

Waters Corp. (b)	3,450	$460,989
		3,409,887

Managed Health Care–1.41%

Aetna Inc.	14,555	1,717,053
Anthem, Inc.	11,046	1,854,071
Cigna Corp.	10,701	1,507,022
Humana Inc.	6,195	1,329,757
UnitedHealth Group Inc.	39,492	4,747,333
		11,155,236

Metal & Glass Containers–0.07%

Ball Corp.	5,708	405,211
Owens-Illinois, Inc. (b)	6,824	163,094
		568,305

Motorcycle Manufacturers–0.06%

Harley-Davidson, Inc.	8,758	468,465

Movies & Entertainment–1.71%

Time Warner Inc.	34,391	2,905,352
Twenty-First Century Fox, Inc. -Class A	75,716	2,544,058
Viacom Inc. -Class B	15,121	1,011,292
Walt Disney Co. (The)	64,747	7,146,126
		13,606,828

Multi-Line Insurance–0.62%

American International Group, Inc.	56,832	3,330,924
Assurant, Inc.	2,872	189,121
Genworth Financial Inc. -Class A (b)	20,554	163,199
Hartford Financial Services Group, Inc. (The)	17,431	716,588
Loews Corp.	12,386	496,926
		4,896,758

Multi-Sector Holdings–1.40%

Berkshire Hathaway Inc. -Class B (b)	75,532	10,801,076
Leucadia National Corp.	13,012	320,486
		11,121,562

Multi-Utilities–1.13%

Ameren Corp.	10,041	403,949
CenterPoint Energy, Inc.	17,787	362,321
CMS Energy Corp.	11,383	388,616
Consolidated Edison, Inc.	12,120	749,501
Dominion Resources, Inc.	24,354	1,717,444
DTE Energy Co.	7,324	580,280
Integrys Energy Group, Inc.	3,335	239,820
NiSource Inc.	13,065	616,407
PG&E Corp.	19,764	1,056,781
Public Service Enterprise Group Inc.	20,943	892,800
SCANA Corp.	5,898	313,538
Sempra Energy	9,565	1,027,951
TECO Energy, Inc.	9,712	183,071
Wisconsin Energy Corp.	9,332	450,549
		8,983,028

Office REIT’s–0.26%

Boston Properties, Inc.	6,335	823,740
SL Green Realty Corp.	4,083	484,489

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Office REIT’s–(continued)

Vornado Realty Trust	7,225	$721,705
		2,029,934

Office Services & Supplies–0.02%

Pitney Bowes Inc.	8,317	181,726

Oil & Gas Drilling–0.14%

Diamond Offshore Drilling, Inc.	2,757	83,647
Ensco PLC -Class A	9,696	227,856
Helmerich & Payne, Inc.	4,479	326,922
Noble Corp. PLC	10,018	167,802
Transocean Ltd.	14,091	265,615
		1,071,842

Oil & Gas Equipment & Services–1.16%

Baker Hughes Inc.	18,009	1,160,860
Cameron International Corp. (b)	8,021	411,718
FMC Technologies, Inc. (b)	9,577	400,223
Halliburton Co.	35,184	1,597,353
National Oilwell Varco Inc.	16,975	835,000
Schlumberger Ltd.	52,810	4,793,564
		9,198,718

Oil & Gas Exploration & Production–1.93%

Anadarko Petroleum Corp.	20,959	1,752,382
Apache Corp.	15,580	932,307
Cabot Oil & Gas Corp.	17,092	580,444
Chesapeake Energy Corp.	21,470	302,942
Cimarex Energy Co.	3,650	421,611
ConocoPhillips	50,942	3,243,987
Devon Energy Corp.	16,016	1,044,564
EOG Resources, Inc.	22,679	2,011,400
EQT Corp.	6,269	533,304
Hess Corp.	10,060	679,251
Marathon Oil Corp.	27,930	759,417
Murphy Oil Corp.	6,904	300,048
Newfield Exploration Co. (b)	6,657	251,701
Noble Energy, Inc.	16,014	701,093
Pioneer Natural Resources Co.	6,161	910,781
QEP Resources Inc.	6,687	125,916
Range Resources Corp.	6,866	380,445
Southwestern Energy Co. (b)	15,920	410,258
		15,341,851

Oil & Gas Refining & Marketing–0.59%

Marathon Petroleum Corp.	11,307	1,169,822
Phillips 66	22,506	1,780,675
Tesoro Corp.	5,123	453,385
Valero Energy Corp.	21,320	1,262,997
		4,666,879

Oil & Gas Storage & Transportation–0.72%

Kinder Morgan Inc.	70,563	2,927,659
ONEOK, Inc.	8,615	361,141
Spectra Energy Corp.	27,769	976,635
Williams Cos., Inc. (The)	27,840	1,422,624
		5,688,059

	Shares	Value

Packaged Foods & Meats–1.46%

Campbell Soup Co.	7,313	$353,510
ConAgra Foods, Inc.	17,684	682,779
General Mills, Inc.	24,986	1,402,964
Hershey Co. (The)	6,132	569,418
Hormel Foods Corp.	5,559	318,086
JM Smucker Co. (The)	4,239	502,533
Kellogg Co.	10,532	661,094
Keurig Green Mountain Inc.	5,027	433,529
Kraft Foods Group, Inc.	24,369	2,057,962
McCormick & Co., Inc.	5,348	419,818
Mead Johnson Nutrition Co.	8,360	813,428
Mondelez International Inc. -Class A	68,304	2,840,763
Tyson Foods, Inc. -Class A	12,126	514,749
		11,570,633

Paper Packaging–0.13%

Avery Dennison Corp.	3,702	229,191
MeadWestvaco Corp.	6,912	349,332
Sealed Air Corp.	8,738	425,541
		1,004,064

Paper Products–0.11%

International Paper Co.	17,531	908,632

Personal Products–0.10%

Estee Lauder Cos. Inc. (The) -Class A	9,268	810,301

Pharmaceuticals–6.31%

AbbVie Inc.	71,290	4,747,201
Actavis PLC (b)	16,168	4,960,504
Bristol-Myers Squibb Co.	68,827	4,446,224
Eli Lilly and Co.	40,450	3,191,505
Endo International PLC (b)	7,350	615,636
Hospira, Inc. (b)	7,123	629,816
Johnson & Johnson	115,139	11,530,020
Mallinckrodt PLC (b)	4,825	624,548
Merck & Co., Inc.	117,529	7,156,341
Mylan N.V. (b)	16,788	1,219,312
Perrigo Co. PLC	5,824	1,108,307
Pfizer Inc.	253,794	8,819,342
Zoetis Inc.	20,747	1,032,578
		50,081,334

Property & Casualty Insurance–0.78%

ACE Ltd.	13,554	1,443,230
Allstate Corp. (The)	17,244	1,160,866
Chubb Corp. (The)	9,559	932,003
Cincinnati Financial Corp.	6,088	307,931
Progressive Corp. (The)	22,241	608,069
Travelers Cos., Inc. (The)	13,307	1,345,604
XL Group PLC	10,568	398,202
		6,195,905

Publishing–0.08%

Gannett Co., Inc.	9,345	334,457
News Corp. -Class A (b)	20,645	312,772
		647,229

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Railroads–0.84%

CSX Corp.	41,018	$1,397,893
Kansas City Southern	4,580	414,490
Norfolk Southern Corp.	12,706	1,168,952
Union Pacific Corp.	36,493	3,682,509
		6,663,844

Real Estate Services–0.06%

CBRE Group, Inc. -Class A (b)	11,571	442,475

Regional Banks–0.93%

BB&T Corp.	29,809	1,176,561
Fifth Third Bancorp	33,739	682,877
Huntington Bancshares Inc.	33,543	373,334
KeyCorp	35,418	516,395
M&T Bank Corp.	5,466	660,730
People’s United Financial Inc.	12,745	198,312
PNC Financial Services Group, Inc. (The)	21,560	2,063,076
Regions Financial Corp.	55,609	561,095
SunTrust Banks, Inc.	21,720	927,010
Zions Bancorp.	8,397	242,505
		7,401,895

Research & Consulting Services–0.18%

Dun & Bradstreet Corp. (The)	1,533	196,117
Equifax Inc.	4,989	500,546
Nielsen N.V.	15,373	691,631
		1,388,294

Residential REIT’s–0.36%

Apartment Investment & Management Co. -Class A	6,471	245,445
AvalonBay Communities, Inc.	5,462	909,423
Equity Residential	15,098	1,122,083
Essex Property Trust, Inc.	2,696	600,184
		2,877,135

Restaurants–1.23%

Chipotle Mexican Grill, Inc. (b)	1,282	789,097
Darden Restaurants, Inc.	5,135	336,548
McDonald’s Corp.	39,799	3,817,918
Starbucks Corp.	62,146	3,229,106
Yum! Brands, Inc.	17,935	1,616,123
		9,788,792

Retail REIT’s–0.55%

General Growth Properties, Inc.	25,970	735,730
Kimco Realty Corp.	17,129	410,411
Macerich Co. (The)	5,822	478,044
Realty Income Corp.	9,317	424,576
Simon Property Group, Inc.	12,861	2,332,985
		4,381,746

Security & Alarm Services–0.12%

ADT Corp. (The)	7,087	258,534

	Shares	Value

Security & Alarm Services–(continued)

Tyco International PLC	17,421	$703,111
		961,645

Semiconductor Equipment–0.25%

Applied Materials, Inc.	50,880	1,024,215
KLA-Tencor Corp.	6,706	400,080
Lam Research Corp.	6,577	540,958
		1,965,253

Semiconductors–2.22%

Altera Corp.	12,459	608,622
Analog Devices, Inc.	12,879	875,257
Avago Technologies Ltd. (Singapore)	10,624	1,573,096
Broadcom Corp. -Class A	22,572	1,283,218
First Solar, Inc. (b)	3,081	153,157
Intel Corp.	196,117	6,758,192
Linear Technology Corp.	9,871	472,327
Microchip Technology Inc.	8,316	408,565
Micron Technology, Inc. (b)	44,611	1,245,985
NVIDIA Corp.	21,369	472,896
Skyworks Solutions, Inc.	7,890	862,850
Texas Instruments Inc.	43,361	2,424,747
Xilinx, Inc.	10,825	513,322
		17,652,234

Soft Drinks–1.81%

Coca-Cola Co. (The)	162,725	6,665,216
Coca-Cola Enterprises, Inc.	8,984	397,362
Dr Pepper Snapple Group, Inc.	7,945	608,905
Monster Beverage Corp. (b)	6,066	772,081
PepsiCo, Inc.	61,384	5,919,259
		14,362,823

Specialized Consumer Services–0.05%

H&R Block, Inc.	11,387	361,310

Specialized Finance–0.57%

CME Group Inc. -Class A	13,103	1,234,303
Intercontinental Exchange, Inc.	4,613	1,092,266
McGraw Hill Financial, Inc.	11,337	1,176,214
Moody’s Corp.	7,362	795,832
NASDAQ OMX Group, Inc. (The)	4,899	253,523
		4,552,138

Specialized REIT’s–0.66%

American Tower Corp.	17,497	1,623,547
Crown Castle International Corp.	13,816	1,126,695
Iron Mountain Inc.	7,716	281,402
Plum Creek Timber Co., Inc.	7,278	300,290
Public Storage	6,003	1,161,821
Weyerhaeuser Co.	21,701	706,584
		5,200,339

Specialty Chemicals–0.58%

Ecolab Inc.	11,178	1,281,558
International Flavors & Fragrances Inc.	3,350	398,784
PPG Industries, Inc.	5,628	1,288,193
Sherwin-Williams Co. (The)	3,326	958,487

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Specialty Chemicals–(continued)

Sigma-Aldrich Corp.	4,948	$689,256
		4,616,278

Specialty Stores–0.17%

Staples, Inc.	26,478	435,960
Tiffany & Co.	4,656	436,407
Tractor Supply Co.	5,666	493,735
		1,366,102

Steel–0.10%

Allegheny Technologies, Inc.	4,501	146,283
Nucor Corp.	13,201	624,407
		770,690

Systems Software–2.95%

CA, Inc.	13,156	400,600
Microsoft Corp.	339,718	15,919,185
Oracle Corp.	132,746	5,773,124
Red Hat, Inc. (b)	7,594	586,788
Symantec Corp.	28,257	695,829
		23,375,526

Technology Hardware, Storage & Peripherals–4.89%

Apple Inc.	241,202	31,423,796
EMC Corp.	82,325	2,168,440
Hewlett-Packard Co.	75,264	2,513,818
NetApp, Inc.	12,899	430,827
SanDisk Corp.	8,820	603,112
Seagate Technology PLC	13,644	759,152
Western Digital Corp.	9,033	879,453
		38,778,598

Thrifts & Mortgage Finance–0.02%

Hudson City Bancorp, Inc.	19,913	189,472

	Shares	Value

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	11,162	$355,454

Tobacco–1.46%

Altria Group, Inc.	81,548	4,175,258
Lorillard, Inc.	14,899	1,079,879
Philip Morris International Inc.	64,057	5,321,215
Reynolds American Inc.	12,752	978,716
		11,555,068

Trading Companies & Distributors–0.18%

Fastenal Co.	11,286	468,482
United Rentals, Inc. (b)	3,996	355,285
W.W. Grainger, Inc.	2,510	603,228
		1,426,995

Trucking–0.03%

Ryder System, Inc.	2,189	200,622
Total Common Stocks & Other Equity Interests (Cost $368,394,385)		773,070,740

Money Market Funds–2.59%

Liquid Assets Portfolio –Institutional Class (e)	10,278,583	10,278,583
Premier Portfolio –Institutional Class (e)	10,278,583	10,278,583
Total Money Market Funds (Cost $20,557,166)		20,557,166
TOTAL INVESTMENTS–100.00% (Cost $388,951,551)		793,627,906
OTHER ASSETS LESS LIABILITIES–0.00%		5,828
NET ASSETS–100.00%		$793,633,734

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$793,627,906	$—	$—	$793,627,906
Futures*	272,678	—	—	272,678
Total Investments	$793,900,584	$—	$—	$793,900,584

*Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts – Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	204	June-2015	$21,481,200	$272,678

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended May 31, 2015.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 05/31/15	Dividend Income
Invesco Ltd.	$702,489	$ 25,329	$ (4,185)	$ (17,557)	$ 110	$ 706,186	$ 13,619

Invesco S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $53,255,998 and $23,401,916, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$388,390,348
Aggregate unrealized (depreciation) of investment securities	(7,566,474)
Net unrealized appreciation of investment securities	$380,823,874
Cost of investments for tax purposes is $412,804,032.

Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-SCD-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.68%

Aerospace & Defense–0.88%

TASER International, Inc. (b)(c)	222,340	$7,021,497

Apparel, Accessories & Luxury Goods–1.06%

G-III Apparel Group, Ltd. (c)	149,126	8,479,304

Application Software–7.52%

Aspen Technology, Inc. (c)	75,382	3,226,349
Cadence Design Systems, Inc. (c)	638,667	12,639,220
Guidewire Software Inc. (c)	198,453	9,615,048
Manhattan Associates, Inc. (c)	145,463	7,978,645
Qlik Technologies Inc. (c)	78,410	2,836,090
SolarWinds, Inc. (c)	166,886	7,918,741
SS&C Technologies Holdings, Inc.	133,432	7,863,148
Ultimate Software Group, Inc. (The) (c)	48,156	7,791,159
		59,868,400

Asset Management & Custody Banks–1.90%

Affiliated Managers Group, Inc. (c)	35,212	7,875,516
WisdomTree Investments, Inc.	338,940	7,239,758
		15,115,274

Auto Parts & Equipment–2.31%

Gentherm Inc. (c)	176,704	9,057,847
Tenneco Inc. (c)	158,813	9,325,499
		18,383,346

Biotechnology–4.29%

Clovis Oncology Inc. (b)(c)	75,309	6,961,564
Esperion Therapeutics, Inc. (c)	44,756	4,811,717
Exact Sciences Corp. (b)(c)	304,036	8,212,012
Intercept Pharmaceuticals, Inc. (c)	13,208	3,370,616
Medivation Inc. (c)	81,979	10,825,327
		34,181,236

Building Products–3.77%

A.O. Smith Corp.	90,210	6,439,190
American Woodmark Corp. (c)	162,528	8,344,187
Lennox International Inc.	52,839	5,949,671
Owens Corning Inc.	94,327	3,995,692
Trex Co., Inc. (c)	104,371	5,281,173
		30,009,913

Commodity Chemicals–0.54%

Methanex Corp. (Canada)	77,393	4,294,538

Communications Equipment–1.00%

ARRIS Group Inc. (c)	242,551	8,006,609

Construction & Engineering–0.95%

Dycom Industries, Inc. (c)	131,549	7,574,591

	Shares	Value

Construction Machinery & Heavy Trucks–0.62%

Manitowoc Co., Inc. (The)	263,255	$4,964,989

Consumer Electronics–1.24%

Harman International Industries, Inc.	81,705	9,847,087

Data Processing & Outsourced Services–2.18%

Euronet Worldwide, Inc. (c)	164,439	9,833,452
WEX Inc. (c)	66,111	7,496,327
		17,329,779

Diversified REIT’s–0.90%

NorthStar Realty Finance Corp.	396,700	7,196,138

Electronic Components–0.94%

Belden Inc.	89,056	7,518,108

Electronic Equipment & Instruments–0.77%

Cognex Corp. (c)	121,923	6,153,454

Footwear–1.11%

Skechers U.S.A., Inc. -Class A (c)	83,480	8,838,028

General Merchandise Stores–2.22%

Burlington Stores, Inc. (c)	192,927	10,180,758
Tuesday Morning Corp. (c)	584,566	7,494,136
		17,674,894

Health Care Equipment–4.87%

DexCom Inc. (c)	173,677	12,456,115
Globus Medical, Inc. -Class A (c)	314,193	8,150,166
Thoratec Corp. (c)	192,626	8,743,294
Wright Medical Group, Inc. (c)	345,036	9,453,986
		38,803,561

Health Care Facilities–4.51%

Acadia Healthcare Co., Inc. (c)	145,474	10,785,442
Capital Senior Living Corp. (c)	331,146	8,530,321
Tenet Healthcare Corp. (c)	123,914	6,590,986
VCA, Inc. (c)	191,016	10,020,699
		35,927,448

Health Care Services–1.47%

Team Health Holdings, Inc. (c)	200,478	11,723,953

Health Care Supplies–0.85%

Align Technology, Inc. (c)	111,602	6,770,893

Homefurnishing Retail–0.89%

Mattress Firm Holding Corp. (b)(c)	119,416	7,055,097

Housewares & Specialties–0.80%

Jarden Corp. (c)	120,031	6,368,845

Human Resource & Employment Services–0.89%

TrueBlue, Inc. (c)	250,070	7,121,994

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Industrial Conglomerates–1.31%

Carlisle Cos. Inc.	105,122	$10,422,846

Industrial Machinery–2.22%

EnPro Industries, Inc.	80,957	4,896,279
ITT Corp.	101,544	4,333,898
Woodward Inc.	165,415	8,426,240
	17,656,417

Internet Software & Services–3.43%

CoStar Group Inc. (c)	37,642	7,863,790
Marketo, Inc. (b)(c)	364,261	10,865,906
Wix.com Ltd. (Israel)(c)	344,422	8,579,552
	27,309,248

Investment Banking & Brokerage–1.20%

Evercore Partners Inc. -Class A	187,687	9,566,406

IT Consulting & Other Services–0.69%

InterXion Holding N.V. (Netherlands)(c)	179,540	5,510,083

Leisure Facilities–0.85%

Vail Resorts, Inc.	65,435	6,788,227

Leisure Products–1.56%

Brunswick Corp.	242,740	12,389,450

Life Sciences Tools & Services–4.87%

Bio-Techne Corp.	87,065	8,815,331
Bruker Corp. (c)	325,194	6,451,849
Fluidigm Corp. (c)	325,437	7,693,331
PAREXEL International Corp. (c)	118,168	7,854,627
VWR Corp. (c)	291,264	7,942,769
	38,757,907

Marine–0.52%

Kirby Corp. (c)	54,342	4,168,575

Metal & Glass Containers–0.90%

Berry Plastics Group Inc. (c)	213,565	7,148,021

Movies & Entertainment–2.06%

Cinemark Holdings, Inc.	235,691	9,552,556
Lions Gate Entertainment Corp.	206,888	6,845,924
	16,398,480

Office Services & Supplies–0.63%

Steelcase Inc. -Class A	293,151	5,042,197

Oil & Gas Exploration & Production–3.14%

Diamondback Energy Inc. (c)	153,301	11,928,351
RSP Permian Inc. (c)	211,389	6,020,359
Whiting Petroleum Corp. (c)	214,244	7,067,909
	25,016,619

Packaged Foods & Meats–1.69%

Hain Celestial Group, Inc. (The) (c)	112,681	7,129,327

	Shares	Value

Packaged Foods & Meats–(continued)

WhiteWave Foods Co. (The) -Class A (c)	132,290	$6,353,889
		13,483,216

Pharmaceuticals–4.21%

Flamel Technologies S.A. -ADR (France)(c)	362,076	6,644,095
IGI Laboratories, Inc. (b)(c)	699,307	4,545,496
Impax Laboratories, Inc. (c)	208,907	9,820,718
Pacira Pharmaceuticals, Inc. (c)	160,216	12,530,493
		33,540,802

Real Estate Services–1.27%

Realogy Holdings Corp. (c)	215,092	10,098,569

Regional Banks–2.20%

Signature Bank (c)	62,535	8,733,013
SVB Financial Group (c)	65,310	8,810,972
		17,543,985

Research & Consulting Services–0.87%

CEB Inc.	81,765	6,916,501

Restaurants–3.62%

Fiesta Restaurant Group, Inc. (c)	122,010	5,677,125
Jack in the Box Inc.	98,387	8,540,976
Texas Roadhouse, Inc.	222,412	7,788,868
Zoe’s Kitchen Inc. (b)(c)	215,991	6,842,595
		28,849,564

Semiconductors–5.34%

Cavium Inc. (c)	193,290	13,601,817
Cypress Semiconductor Corp. (c)	404,845	5,558,522
Power Integrations, Inc.	79,366	4,028,618
Qorvo, Inc. (c)	151,434	12,440,303
Silicon Laboratories Inc. (c)	124,920	6,925,565
		42,554,825

Specialty Chemicals–1.69%

Cytec Industries Inc.	103,321	6,249,887
PolyOne Corp.	186,431	7,250,302
		13,500,189

Specialty Stores–0.50%

Tractor Supply Co.	45,375	3,953,978

Systems Software–1.34%

Barracuda Networks, Inc. (c)	270,488	10,640,998

Thrifts & Mortgage Finance–0.76%

MGIC Investment Corp. (c)	555,483	6,026,991

Trading Companies & Distributors–0.51%

WESCO International, Inc. (c)	56,254	4,042,412

Trucking–0.82%

ArcBest Corp.	192,175	6,570,463
Total Common Stocks & Other Equity Interests (Cost $562,870,936)		770,125,945

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Money Market Funds–4.78%

Liquid Assets Portfolio –Institutional Class (d)	19,051,981	$19,051,981
Premier Portfolio –Institutional Class (d)	19,051,981	19,051,981
Total Money Market Funds (Cost $38,103,962)		38,103,962
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.46% (Cost $600,974,898)		808,229,907

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.16%

Liquid Assets Portfolio - Institutional Class (Cost $17,236,980)(d)(e)	17,236,980	$17,236,980
TOTAL INVESTMENTS–103.62% (Cost $618,211,878)		825,466,887
OTHER ASSETS LESS LIABILITIES–(3.62)%		(28,875,891)
NET ASSETS–100.00%		$796,590,996

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2015.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of May 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$ 16,896,781	$ (16,896,781)	$—
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Discovery Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Discovery Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $355,788,787 and $543,037,083, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$213,276,259
Aggregate unrealized (depreciation) of investment securities	(8,028,046)
Net unrealized appreciation of investment securities	$205,248,213
Cost of investments for tax purposes is $620,218,674.

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	SRR-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Treasury Securities–44.21%

U.S. Treasury Bills–0.06%

0.08%, 08/20/15(b)(c)	$10,000	$10,000

U.S. Treasury Inflation - Indexed Bonds–14.41%(d)

2.38%, 01/15/25	241,621	288,649
2.00%, 01/15/26	161,700	188,502
2.38%, 01/15/27	141,592	171,990
1.75%, 01/15/28	119,402	137,426
3.63%, 04/15/28	166,329	230,429
2.50%, 01/15/29	105,516	132,330
3.88%, 04/15/29	192,354	277,159
3.38%, 04/15/32	43,873	63,044
2.13%, 02/15/40	123,375	156,571
2.13%, 02/15/41	174,571	223,181
0.75%, 02/15/42	161,876	153,929
0.63%, 02/15/43	158,067	145,369
1.38%, 02/15/44	158,970	175,715
0.75%, 02/15/45	61,130	58,007
		2,402,301

U.S. Treasury Inflation - Indexed Notes–29.74%(d)

2.50%, 07/15/16	157,750	164,094
2.38%, 01/15/17	149,783	157,542
0.13%, 04/15/17	312,733	317,405
2.63%, 07/15/17	105,891	114,073
1.63%, 01/15/18	123,907	131,439
0.13%, 04/15/18	350,158	356,160
1.38%, 07/15/18	109,434	116,573
2.13%, 01/15/19	120,904	132,105
0.13%, 04/15/19	345,435	350,614
1.88%, 07/15/19	114,942	125,838
1.38%, 01/15/20	138,591	148,807
0.13%, 04/15/20	125,963	127,434
1.25%, 07/15/20	236,973	254,852
1.13%, 01/15/21	267,535	284,462
0.63%, 07/15/21	254,428	264,248
0.13%, 01/15/22	290,894	290,533
0.13%, 07/15/22	298,618	298,951
0.13%, 01/15/23	284,216	282,138
0.38%, 07/15/23	281,900	285,437
0.63%, 01/15/24	280,149	288,352
0.13%, 07/15/24	276,288	273,155
0.25%, 01/15/25	193,288	192,337
		4,956,549
Total U.S. Treasury Securities (Cost $7,353,633)		7,368,850

	Shares	Value

Senior Loan Fund–30.26%

Fixed-Income Funds–30.26%

Invesco Floating Rate Fund –Class R6 (Cost $5,142,647)(e)	646,457	$5,042,761

	Principal Amount

U.S. Dollar Denominated Bonds and Notes–24.04%

Aerospace & Defense–0.46%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/25(f)	$20,000	19,175
Unsec. Notes, 5.50%, 09/15/18(f)	25,000	24,906
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(f)	5,000	5,200
TransDigm Inc., Sr. Unsec. Sub. Notes, 6.50%, 05/15/25(f)	27,000	27,776
		77,057

Airlines–0.16%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(f)	25,000	27,008

Apparel Retail–0.24%

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(f)	38,000	40,518

Asset Management & Custody Banks–0.19%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(g)	18,000	18,270
DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(f)	13,000	13,455
		31,725

Auto Parts & Equipment–0.90%

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	125,000	130,781
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	18,000	18,900
		149,681

Automotive Retail–0.01%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	2,000	2,053

Broadcasting–0.18%

iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(f)	5,000	5,019

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Broadcasting –(continued)

Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(f)	$25,000	$25,500
		30,519

Building Products–1.11%

Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(f)	25,000	26,344
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(f)	25,000	27,156
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	129,687
Masonite International Corp., Sr. Unsec. Gtd. Notes, 5.63%, 03/15/23(f)	2,000	2,078
		185,265

Cable & Satellite–1.45%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	50,000	51,312
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(f)	25,000	25,312
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	125,000	128,594
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	15,000	13,875
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	25,000	22,688
		241,781

Casinos & Gaming–0.19%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	25,000	27,313
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 03/15/21(f)	4,000	4,130
		31,443

Commercial Printing–0.06%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(f)	10,000	10,438

Computer & Electronics Retail–0.12%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	22,000	19,470

Construction & Engineering–0.05%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(f)	8,000	8,295

Construction Machinery & Heavy Trucks–1.63%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	125,000	128,125

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$82,000	$82,410
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(f)	58,000	60,320
		270,855

Construction Materials–0.26%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(f)	25,000	25,234
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(f)	3,000	3,101
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(f)	15,000	15,244
		43,579

Consumer Finance–0.11%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	15,000	14,775
5.13%, 09/30/24	4,000	4,100
		18,875

Data Processing & Outsourced Services–0.56%

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	81,000	92,745

Diversified Chemicals–0.04%

Evolution Escrow Issuer LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(f)	6,000	6,000

Diversified Metals & Mining–0.05%

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(f)	8,000	8,100

Electrical Components & Equipment–0.05%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(f)	8,000	8,150

Gas Utilities–0.03%

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	4,000	4,150

General Merchandise Stores–0.16%

Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(f)	25,000	26,438

Health Care Equipment–0.05%

Sterigenics-Nordion Holdings, LLC, Sr. Unsec. Notes, 6.50%, 05/15/23(f)	8,000	8,060

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Health Care Facilities–1.21%

Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	$25,000	$26,844
HCA, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	27,000	27,945
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(f)	15,000	15,356
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	125,000	131,250
		201,395

Health Care Services–1.08%

ExamWorks Group, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23	13,000	13,422
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(f)	130,000	138,450
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	25,000	27,719
		179,591

Home Improvement Retail–0.15%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(f)	25,000	24,625

Homebuilding–0.70%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	35,000	35,394
K. Hovnanian Enterprises Inc., Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(f)	25,000	23,656
8.00%, 11/01/19(f)	4,000	3,810
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	5,000	5,419
Sr. Unsec. Gtd. Notes, 6.00%, 06/01/25(f)	13,000	13,195
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	25,000	25,469
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(f)	10,000	10,162
		117,105

Household Products–0.79%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	125,000	132,187

Independent Power Producers & Energy Traders–0.29%

AES Corp., Sr. Unsec. Notes, 5.50%, 04/15/25	5,000	4,988

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	$9,000	$9,090
5.50%, 02/01/24	34,000	34,212
		48,290

Integrated Oil & Gas–0.17%

California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	30,000	28,575

Internet Retail–0.11%

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	17,000	17,935

Internet Software & Services–1.28%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	75,000	79,125
EarthLink Holdings Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	76,000	79,420
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	52,000	54,210
		212,755

Metal & Glass Containers–0.31%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	50,000	51,562

Oil & Gas Equipment & Services–0.77%

Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	123,000	120,540
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	13,000	8,417
		128,957

Oil & Gas Exploration & Production–1.44%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	13,000	13,162
6.00%, 12/01/20	10,000	10,300
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	23,000	23,690
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	7,000	7,455
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	7,000	5,705
9.88%, 10/01/20	17,000	14,747
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	10,000	10,500
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	11,000	11,344

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	$3,000	$3,060
5.50%, 04/01/23	13,000	13,260
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	9,000	8,685
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(f)	22,000	22,440
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	11,000	11,743
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	14,000	14,490
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(f)	12,000	12,570
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	7,000	7,000
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(f)	23,000	24,150
SandRidge Energy, Inc., Sec. Gtd. Second Lien Notes, 8.75%, 06/01/20(f)	4,000	3,985
Sr. Unsec. Gtd. Global Notes, 8.13%, 10/15/22	5,000	2,875
7.50%, 03/15/21	13,000	7,475
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 01/01/23	5,000	5,225
Sr. Unsec. Notes, 6.13%, 11/15/22(f)	6,000	6,330
		240,191

Oil & Gas Storage & Transportation–0.53%

Energy Transfer Equity L.P., Sr. Sec. Gtd. First Lien Notes, 7.50%, 10/15/20	65,000	74,994
Sr. Sec. First Lien Notes, 5.50%, 06/01/27	7,000	7,070
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	5,000	4,562
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(f)	2,000	2,135
		88,761

Packaged Foods & Meats–0.05%

WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	7,000	7,578

	Principal Amount	Value

Paper Packaging–0.04%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	$2,000	$2,080
4.88%, 11/15/22	4,000	4,145
		6,225

Paper Products–0.05%

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	7,000	7,420

Personal Products–0.08%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	12,000	12,540

Pharmaceuticals–0.33%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(f)	16,000	16,180
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(f)	3,000	3,068
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(f)	25,000	25,562
5.88%, 05/15/23(f)	5,000	5,206
Sr. Unsec. Notes, 6.13%, 04/15/25(f)	5,000	5,231
		55,247

Renewable Electricity–0.07%

TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(f)	11,000	11,440

Restaurants–0.37%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(f)	37,000	38,572
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(f)	8,000	8,050
Carrols Restaurant Group, Inc., Sec. Second Lien Notes, 8.00%, 05/01/22(f)	14,000	14,875
		61,497

Semiconductor Equipment–0.69%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	112,000	115,360

Specialized Consumer Services–0.03%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	5,000	5,138

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Specialized Finance–2.44%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	$118,000	$137,175
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	125,000	129,062
International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	115,000	140,300
		406,537

Specialized REIT’s–0.78%

Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	125,000	130,625

Specialty Stores–0.06%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(f)	10,000	10,613

Steel–0.24%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	7,000	5,845
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 03/01/21	25,000	26,532
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.25%, 11/01/19(f)	9,000	8,258
		40,635

Trading Companies & Distributors–0.14%

HD Supply, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 07/15/20	5,000	5,425
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	18,000	18,090
		23,515

Wireless Telecommunication Services–1.78%

SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(f)	25,000	25,188
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	20,000	18,100
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	125,000	120,156
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/23	125,000	133,906
		297,350
Total U.S. Dollar Denominated Bonds and Notes (Cost $3,943,895)		4,005,854

	Shares	Value

Money Market Funds–0.62%

Liquid Assets Portfolio –Institutional Class (h)	51,787	$51,787
Premier Portfolio –Institutional Class (h)	51,787	51,787
Total Money Market Funds (Cost $103,574)		103,574
TOTAL INVESTMENTS–99.13% (Cost $16,543,749)		16,521,039
OTHER ASSETS LESS LIABILITIES–0.87%		145,402
NET ASSETS–100.00%		$16,666,441

Investment Abbreviations:

Gtd.	—Guaranteed

PIK	—Payment in Kind

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.
(e)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of May 31, 2015 represented 30.26% of the Fund’s Net Assets. See Note 4.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $926,064, which represented 5.56% of the Fund’s Net Assets.
(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc.	—%	8.50%
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Strategic Real Return Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Strategic Real Return Fund

F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,146,335	$—	$—	$5,146,335
Corporate Debt Securities	—	4,005,854	—	4,005,854
U.S. Treasury Securities	—	7,368,850	—	7,368,850
	5,146,335	11,374,704	—	16,521,039
Futures Contracts*	(591)	—	—	(591)
Total Investments	$5,145,744	$11,374,704	$—	$16,520,448

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts-Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	Short	2	September-2015	$ (255,375)	$ (591)

Invesco Strategic Real Return Fund

NOTE 4 — Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the nine months ended May 31, 2015.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 05/31/15	Dividend Income
Invesco Floating Rate Fund	$4,952,598	$182,867	$-	$ (92,704)	$-	$5,042,761	$182,991

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2015 was $2,330,954 and $2,114,602, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $2,188,257 and $947,215, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$152,570
Aggregate unrealized (depreciation) of investment securities	(192,510)
Net unrealized appreciation (depreciation) of investment securities	$(39,940)
Cost of investments for tax purposes is $16,560,979.

Invesco Strategic Real Return Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.